                                                     Registration No. 333-76154
                                                                     & 811-7934
================================================================================
                                  SECURITIES AND EXCHANGE COMMISSION
                                        Washington, D.C. 20549

                                               FORM N-4

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
                             Pre-Effective Amendment No.                 _______                                      [   ]
                             Post-Effective Amendment No.                __1____                                      [X]
                                                and/or
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No.                              ___18__                                                              [X]

                                     LB VARIABLE ANNUITY ACCOUNT I
                                      (Exact Name of Registrant)

                                     AID ASSOCIATION FOR LUTHERANS
                                          (Name of Depositor)

                         625 Fourth Avenue South, Minneapolis, Minnesota 55415
                         (Address of Depositor's Principal Executive Offices)

                   Depositor's Telephone Number, including Area Code: (612) 340-7005

                                 NAME AND ADDRESS OF AGENT FOR SERVICE
                                             John C. Bjork
                                        625 Fourth Avenue South
                                     Minneapolis, Minnesota 55415

                           APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING
               As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 30, 2002 purusant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                 TITLE OF SECURITIES BEING REGISTERED
Interest in a separate account under individual flexible premium deferred variable annuity contracts.
=====================================================================================================

                                               Prospectus
                         Individual Flexible Premium Variable Annuity Contract
                                               Issued by
                                     Aid Association for Lutherans
                         625 Fourth Avenue South * Minneapolis, Minnesota 55415
                                    (612) 340-7210 * (800) 990-6290

On January 1, 2002, Lutheran Brotherhood ("LB") merged with and into Aid Association for Lutherans
("AAL").  The merged organization intends to begin operating by a new name as soon as possible after the new name is approved by its members and appropriate regulators.  In the meantime, it will do business as Aid Association for Lutherans/Lutheran Brotherhood or AAL/LB.  This Prospectus describes an individual flexible premium variable annuity contract (the "Contract") previously offered by LB and now offered by AAL/LB ("we", "us" or "our").  We are a fraternal benefit society organized under
Wisconsin law. We offer the Contract only in situations in which the Contract's Annuitant is eligible for membership with us. We may sell the Contract to or in connection with retirement plans which may or may not qualify for special Federal tax treatment under the Internal Revenue Code.

We allocate net premiums based on the Annuitant's designation to one or more Subaccounts of LB
Variable Annuity Account I (the "Variable Account"), and/or to the Fixed Account (which is the general account of ours, and which pays interest in an amount that is at least as great as the guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of AAL
Variable Product Series Fund, Inc. or LB Series Fund, Inc. (each a "Fund", and collectively the
"Funds"), which are diversified, open-end management investment companies (commonly known as a "mutual funds"). We provide the overall investment management for each of the Portfolios of the Funds, although some of the Portfolios are managed by an investment subadviser.  The accompanying
Prospectuses for the Funds describe the investment objectives and attendant risks of the following
Portfolios of the Funds:

AAL Variable Product Series Fund, Inc.:
  o   AAL Technology Stock Portfolio
  o   AAL Small Cap Stock Portfolio
  o   AAL Small Cap Index Portfolio
  o   AAL Mid Cap Stock Portfolio
  o   AAL Mid Cap Index Portfolio
  o   AAL Capital Growth Portfolio
  o   AAL Large Company Index Portfolio
  o   AAL Balanced Portfolio
  o   AAL High Yield Bond Portfolio (subadvised by Pacific Investment Management Company)
  o   AAL Bond Index Portfolio

LB Series Fund, Inc.:
  o   Opportunity Growth Portfolio
  o   FTI Small Cap Growth Portfolio (subadvised by Franklin Advisers, Inc.)
  o   MFS Mid Cap Growth Portfolio (subadvised by Massachusetts Financial Services Company)
  o   Mid Cap Growth Portfolio
  o   World Growth Portfolio (subadvised by T. Rowe Price International, Inc.)
  o   FI All Cap Portfolio (subadvised by Fidelity Management & Research Company)
  o   Growth Portfolio
  o   MFS Investors Growth Portfolio (subadvised by Massachusetts Financial Services Company)
  o   TRP Growth Stock Portfolio (subadvised by T. Rowe Price Associates, Inc.)
  o   Value Portfolio
  o   High Yield Portfolio
  o   Income Portfolio
  o   Limited Maturity Bond Portfolio
  o   Money Market Portfolio.

Additional information about us, the Contract and the Variable Account is contained in a Statement of
Additional Information ("SAI") dated April 30, 2002. That SAI was filed with the Securities and
Exchange Commission and is incorporated by reference in this Prospectus.  You may obtain a copy of the
SAI without charge by writing to us at our address above. In addition, the Securities and Exchange
Commission maintains a web site (http://www.sec.gov) that contains the SAI. The Table of Contents for the SAI may be found on Page 29 of this Prospectus.  Appendix A sets forth definitions of special terms used in this Prospectus.

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. It is valid only when accompanied or preceded by the current Prospectuses of AAL Variable Product Series Fund, Inc. and
LB Series Fund, Inc.

                         The date of this Prospectus is April 30, 2002.

                                                  Page

Fee and Expense Table                              4

Summary
  The Contract                                     9
  Annuity Provisions                               9
  Federal Tax Status                               9
  Condensed Financial Information                  9
  Performance Related Information                  9

AAL/LB and the Variable Account
  AAL/LB                                          11
  The Variable Account                            11

Investment Options
  Variable Investment Options                     12
  Investment Management                           14
  Addition, Deletion or Substitution of
    Investments                                   14

The Contracts
  Purchasing a Contract                           15
  Processing Your Application                     15
  Allocation of Premium                           15
  Free Look Period                                15
  Accumulated Value, Accumulation Units and
     Accumulation Unit Value                      16
  Minimum Accumulated Value                       16
  Death Benefit Before the Maturity Date          17
  Death Benefit After the Maturity Date           17
  Surrender (Redemption)                          17
  Transfers                                       18
  Telephone Transfers                             18
  Special Transfer Service--Dollar Cost
    Averaging                                     18
  Assignments                                     19
  Contract Owner, Beneficiaries and Annuitants    19

Charges and Deductions
  Surrender Charge (Contingent Deferred
    Sales Charge)                                 20
  Administrative Charge                           20
  Mortality and Expense Risk Charge               20
  Expenses of the Funds                           21
  Taxes                                           21
  Sufficiency of Charges                          21

Annuity Provisions
  Maturity Date                                   22
  Maturity Proceeds                               22
  Settlement Options                              22
  Frequency of Annuity Payments                   22
  Amount of Variable Annuity Payments             22
  Subaccount Annuity Unit Value                   23

General Provisions
  Postponement of Payments                        24
  Payment by Check                                24
  Date of Receipt                                 24
  Reports to Contract Owners                      24
  Contract Inquiries                              24

Federal Tax Status
  Introduction                                    24
  Variable Account Tax Status                     24
  Taxation of Annuities in General                24
  Qualified Plans                                 26
  1035 Exchanges                                  26
  Diversification Requirements                    26
  Withholding                                     26
  Other Considerations                            26

Employment-Related Benefit Plans                  27

Voting Rights                                     27

Sales and Other Agreements                        28

Legal Proceedings                                 28

Legal Matters                                     28

Financial Statements and Experts                  28

Statement of Additional Information
  Table of Contents                               29
  Order Form                                      29

Appendix A  - Definitions

Appendix B - Condensed Financial Information

Appendix C - More Information About the Fixed Account

Fee and Expense Table
--------------------------------------------------------------------------------------------------------

The purpose of this table is to help you understand the various costs and expenses associated with your Contract. You may allocate premiums and transfer Accumulated Value to any one of the Subaccounts or to the Fixed Account or to any combination of the Subaccounts and the Fixed Account.

You pay no initial sales charge when you purchase the Contract. All costs that you bear directly or indirectly for the Subaccounts and Portfolios are shown below.

        Contract Owner Expenses
           Sales Load Imposed on Purchase (as a percentage of purchase payments)              0%
           Maximum Deferred Sales Load (as a percentage of Excess Amount surrendered)         6%(1)
           Exchange Fee                                                                       0%

        Annual Contract Fee                                                                 $30.00(2)

        Annual Subaccount Expenses (as a percentage of average daily Accumulated Value or
        Annuity Unit Value)                                                   Current(3)     Maximum
                                                                              -------        -------
           Mortality and Expense Risk Charge                                     1.10%        1.25%
           Total Subaccount Annual Expenses                                      1.10%        1.25%

                       AAL Variable Product Series Fund, Inc. Annual Expenses
                       (as a percentage of average net assets of each Portfolio)
                                                                                        Total Annual
                                                                        Other             Portfolio
                                                       Advisory     Expenses After     Expenses After
        Portfolio                                        Fees        Reimbursement     Reimbursement(4)
-------------------------------------------------------------------------------------------------------
        AAL Technology Stock Portfolio                    .75%            0%                .75%
        AAL Small Cap Stock Portfolio                     .70             0                 .70
        AAL Small Cap Index Portfolio                     .34             0.06              .40
        AAL Mid Cap Stock Portfolio                       .70             0                 .70
        AAL Mid Cap Index Portfolio                       .35             0                 .35
        AAL Capital Growth Portfolio                      .65             0                 .65
        AAL Large Company Index Portfolio                 .32             0.03              .35
        AAL Balanced Portfolio                            .32             0.03              .35
        AAL High Yield Bond Portfolio                     .40             0                 .40
        AAL Bond Index Portfolio                          .35             0                 .35

                                  LB Series Fund, Inc. Annual Expenses
                       (as a percentage of average net assets of each Portfolio)

                                                                         Other         Total Annual
                                                       Advisory     Expenses After       Portfolio
        Portfolio                                        Fees      Reimbursement(5)      Expenses
--------------------------------------------------------------------------------------------------------
        Opportunity Growth Portfolio                      .40%            0%                .40%
        FTI Small Cap Growth Portfolio
           $0-$500 million                               1.00             0                1.00
           More than $500 million                         .90             0                 .90
        MFS Mid Cap Growth Portfolio
           $0-$500 million                                .90             0                 .90
           More than $500 million                         .80             0                 .80
        Mid Cap Growth Portfolio                          .40             0                 .40
        World Growth Portfolio                            .85             0                 .85
        FI All Cap Portfolio
           $0-$500 million                                .95             0                 .95
           More than $500 million                         .90             0                 .90
        Growth Portfolio                                  .40             0                 .40
        MFS Investors Growth Portfolio
            $0-$500 million                               .80             0                 .80
           More than $500 million                         .70             0                 .70
        TRP Growth Stock Portfolio
           $0-$500 million                                .80             0                 .80
           More than $500 million                         .70             0                 .70
        Value Portfolio                                   .60             0                 .60
        High Yield Portfolio                              .40             0                 .40
        Income Portfolio                                  .40             0                 .40
        Limited Maturity Bond Portfolio                   .40             0                 .40
        Money Market Portfolio                            .40             0                 .40

Examples
The following examples illustrate the expenses that you would incur on a $1,000 investment and a 5%
return on assets. In these examples, the $30 annual administrative charge is approximated as a 0.02%
charge based on our average contract size. The examples reflect any current reimbursements of Fund expenses.  These reimbursements are anticipated to continue through 2002, but may be terminated at any time.

The examples should not be considered as representative of past or future expenses, and actual expenses may be greater or less than those shown.

Based on the current mortality and expense risk charge, if you surrender or annuitize your Contract at the end of the applicable time period, you would pay the following expenses:

Subaccount                                 1 year        3 years       5 years        10 years
--------------------------------------------------------------------------------------------------------
  Technology Stock Subaccount(6)            $ 75          $ 98           $ N/A         $ N/A
  Small Cap Stock Subaccount(6)               74            97             N/A           N/A
  Small Cap Index Subaccount(6)               71            88             N/A           N/A
  Mid Cap Stock Subaccount(6)                 74            97             N/A           N/A
  Mid Cap Index Subaccount(6)                 71            86             N/A           N/A
  Capital Growth Subaccount(6)                74            95             N/A           N/A
  Large Company Index Subaccount(6)           71            86             N/A           N/A
  Balanced Subaccount(6)                      71            86             N/A           N/A
  High Yield Bond Subaccount(6)               71            88             N/A           N/A
  Bond Index Subaccount(6)                    71            86             N/A           N/A
  Opportunity Growth Subaccount               71            88             104           181
  FTI Small Cap Growth Subaccount(7)          77           106             N/A           N/A
  MFS Mid Cap Growth Subaccount(7)            76           103             N/A           N/A
  Mid Cap Growth Subaccount                   71            88             104           181
  World Growth Subaccount                     76           101             127           230
  FI All Cap Subaccount(7)                    77           104             N/A           N/A
  Growth Subaccount                           71            88             104           181
  MFS Investors Growth Subaccount(7)          75           100             N/A           N/A
  TRP Growth Stock Subaccount(7)              75           100             N/A           N/A
  Value Subaccount(7)                         73            94             N/A           N/A
  High Yield Subaccount                       71            88             104           181
  Income Subaccount                           71            88             104           181
  Limited Maturity Bond Subaccount(7)         71            88             N/A           N/A
  Money Market Subaccount                     71            88             104           181
--------------------------------------------------------------------------------------------------------

Based on the current mortality and expense risk charge, if you do not surrender or annuitize your
Contract, you would pay the following expenses:

   Subaccount                              1 year         3 years       5 years      10 years
--------------------------------------------------------------------------------------------------------
  Technology Stock Subaccount(6)           $ 19          $ 59          $  N/A         $  N/A
  Small Cap Stock Subaccount(6)              18            57             N/A            N/A
  Small Cap Index Subaccount(6)              15            48             N/A            N/A
  Mid Cap Stock Subaccount(6)                18            57             N/A            N/A
  Mid Cap Index Subaccount(6)                15            46             N/A            N/A
  Capital Growth Subaccount(6)               18            56             N/A            N/A
  Large Company Index Subaccount(6)          15            48             N/A            N/A
  Balanced Subaccount(6)                     15            46             N/A            N/A
  High Yield Bond Subaccount(6)              15            48             N/A            N/A
  Bond Index Subaccount(6)                   15            46             N/A            N/A
  Opportunity Growth Subaccount              15            48              83            181
  FTI Small Cap Growth Subaccount(7)         22            66             N/A            N/A
  MFS Mid Cap Growth Subaccount(7)           21            63             N/A            N/A
  Mid Cap Growth Subaccount                  15            48              83            181
  World Growth Subaccount                    20            62             106            230
  FI All Cap Subaccount(7)                   21            65             N/A            N/A
  Growth Subaccount                          15            48              83            181
  MFS Investors Growth Subaccount(7)         19            60             N/A            N/A
  TRP Growth Stock Subaccount(7)             19            60             N/A            N/A
  Value Subaccount(7)                        17            54             N/A            N/A
  High Yield Subaccount                      15            48              83            181
  Income Subaccount                          15            48              83            181
  Limited Maturity Bond Subaccount(7)        15            48             N/A            N/A
  Money Market Subaccount                    15            48              83            181
--------------------------------------------------------------------------------------------------------

Based on the maximum mortality and expense risk charge, if you surrender or annuitize your Contract at the end of the applicable time period, you would pay the following expenses:

Subaccount                                1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------------------------------
  Technology Stock Subaccount(6)           $ 76          $102          $  N/A          $ N/A
  Small Cap Stock Subaccount(6)              76           101             N/A            N/A
  Small Cap Index Subaccount(6)              73            92             N/A            N/A
  Mid Cap Stock Subaccount(6)                76           101             N/A            N/A
  Mid Cap Index Subaccount(6)                72            90             N/A            N/A
  Capital Growth Subaccount(6)               75            99             N/A            N/A
  Large Company Index Subaccount(6)          72            90             N/A            N/A
  Balanced Subaccount(6)                     72            90             N/A            N/A
  High Yield Bond Subaccount(6)              73            92             N/A            N/A
  Bond Index Subaccount(6)                   72            90             N/A            N/A
  Opportunity Growth Subaccount              73            92             112            198
  FTI Small Cap Growth Subaccount(7)         78           110             N/A            N/A
  MFS Mid Cap Growth Subaccount(7)           78           107             N/A            N/A
  Mid Cap Growth Subaccount                  73            92             112            198
  World Growth Subaccount                    77           106             135            245
  FI All Cap Subaccount(7)                   78           109             N/A            N/A
  Growth Subaccount                          73            92             112            198
  MFS Investors Growth Subaccount(7)         77           104             N/A            N/A
  TRP Growth Stock Subaccount(7)             77           104             N/A            N/A
  Value Subaccount(7)                        75            98             N/A            N/A
  High Yield Subaccount                      73            92             112            198
  Income Subaccount                          73            92             112            198
  Limited Maturity Bond Subaccount(7)        73            92             N/A            N/A
  Money Market Subaccount                    73            92             112            198
--------------------------------------------------------------------------------------------------------

Based on the maximum mortality and expense risk charge, if you do not surrender or annuitize your
Contract, you would pay the following expenses:

   Subaccount                              1 year         3 years       5 years      10 years
--------------------------------------------------------------------------------------------------------
  Technology Stock Subaccount 6)           $ 21          $ 63          $  N/A          $ N/A
  Small Cap Stock Subaccount(6)              20            62             N/A            N/A
  Small Cap Index Subaccount(6)              17            53             N/A            N/A
  Mid Cap Stock Subaccount(6)                20            62             N/A            N/A
  Mid Cap Index Subaccount(6)                16            50             N/A            N/A
  Capital Growth Subaccount(6)               19            60             N/A            N/A
  Large Company Index Subaccount(6)          16            50             N/A            N/A
  Balanced Subaccount(6)                     16            50             N/A            N/A
  High Yield Bond Subaccount(6)              17            52             N/A            N/A
  Bond Index Subaccount(6)                   16            50             N/A            N/A
  Opportunity Growth Subaccount              17            53              91            198
  FTI Small Cap Growth Subaccount(7)         23            71             N/A            N/A
  MFS Mid Cap Growth Subaccount(7)           22            68             N/A            N/A
  Mid Cap Growth Subaccount                  17            53              91            198
  World Growth Subaccount                    22            66             114            245
  FI All Cap Subaccount(7)                   23            69             N/A            N/A
  Growth Subaccount                          17            53              91            198
  MFS Investors Growth Subaccount(7)         21            65             N/A            N/A
  TRP Growth Stock Subaccount(7)             21            65             N/A            N/A
  Value Subaccount(7)                        19            59             N/A            N/A
  High Yield Subaccount                      17            53              91            198
  Income Subaccount                          17            53              91            198
  Limited Maturity Bond Subaccount(7)        17            53             N/A            N/A
  Money Market Subaccount                    17            53              91            198
--------------------------------------------------------------------------------------------------------

Notes to Fee and Expense Table:
(1) A surrender charge is deducted only if a full or partial surrender occurs during the first six
Contract Years; no surrender charge is deducted for surrenders occurring in Contract Years seven and later. The surrender charge will also be deducted at the time annuity payments begin, except under certain circumstances. Up to 10% of the Accumulated Value existing at the time the first surrender in a Contract Year is made may be surrendered without charge; only the Excess Amount will be subject to a surrender charge. The maximum charge is 6% of the Excess Amount and is in effect for the first
Contract Year. Thereafter, the surrender charge decreases by 1% each subsequent Contract Year.

(2) A $30 annual administrative charge is deducted on each Contract Anniversary only if, on that
Contract Anniversary, the total of premiums paid under the Contract minus all prior surrenders is less than $5,000 and the Accumulated Value is less than $5,000. The $30 fee is a Contract charge and is deducted proportionately from the Subaccounts and the Fixed Account that make up the Contract's
Accumulated Value.

(3) The current charge for mortality and expense risk fees is equal to an annual rate of 1.10%, and we guarantee that this charge will never exceed an annual rate of 1.25%.  See Page 20.

(4) We have agreed to pay on behalf of the Fund or to reimburse the Fund for all expenses in excess of 0.35% for the Bond Index and Money Market Portfolios and 0.40% for the High Yield Bond Portfolio.
We also intend to reimburse all expenses in excess of the management fees for the Technology Stock,
Small Cap Stock, Mid Cap Stock, Mid Cap Index, and Capital Growth Portfolios.  We can reduce or terminate this voluntary reimbursement upon 30-days' written notice to the Fund.  Absent the expense reimbursement, the total portfolio expenses for the period ended December 31, 2001 would have been:

                                           Total Annual
Portfolio                  Other Expenses  Fund Expenses
----------------------------------------------------------
AAL Technology Stock Portfolio  1.01%         1.76%
AAL Small Cap Stock Portfolio    .65          1.35
AAL Mid Cap Stock Portfolio      .75          1.45
AAL Mid Cap Index Portfolio      .78          1.13
AAL Capital Growth Portfolio     .39          1.04
AAL High Yield Bond Portfolio    .25           .65
AAL Bond Index Portfolio         .14           .49

We may discontinue these expense reimbursements at any time.

(5) The amount shown for Fund Annual Expenses does not reflect a deduction for operating expenses of the Fund, other than the investment advisory fee, because we and our affiliate, Lutheran
Brotherhood Variable Insurance Products Company ("LBVIP"), have agreed to reimburse the Fund for these operating expenses.  For the fiscal year of the Fund ending December 31, 2001, the Fund was reimbursed approximately $4,026,766 for such operating expenses which would have represented approximately 0.05%
of the average daily net assets of each of the Portfolios in the Fund without the reimbursement.  The
Expense Reimbursement Agreement can be terminated at any time by the mutual agreement of the Fund,
AAL/LB and LBVIP, but the Fund, AAL/LB and LBVIP currently contemplate that the Expense Reimbursement
Agreement will continue so long as the Fund remains in existence.  If the Expense Reimbursement
Agreement were terminated, the Fund would be required to pay these operating expenses, which would reduce the net investment return on the shares of the Fund held by the Subaccounts of the Variable
Account.

(6) The Subaccount first became available on April 30, 2002, so the expenses are provided for only the one- and three-year periods.

(7) The Subaccount first became available on November 30, 2001, so the expenses are provided for only the one- and three-year periods.

Summary
--------------------------------------------------------------------------------------------------------

Please refer to Appendix A at the end of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate Page numbers.

The Contract
Detailed explanations are provided in "The Contracts" (See Pages 15-19.)

Issuance of a Contract. We issue individual flexible premium variable annuity contracts.  In order to purchase a Contract, you must submit an application to us through one of our licensed representatives, who is also a registered representative of Lutheran Brotherhood Securities Corp.
("LBSC") or AAL Capital Management Corporation ("AAL CMC"). The Contracts are offered only in situations in which the Annuitant is eligible for membership with us. The Contract may be sold to or in connection with retirement plans which may or may not qualify for special Federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

The minimum acceptable initial premium is $600 on an annualized basis. We may, at our discretion, waive this initial premium requirement. You may make subsequent premiums under the Contracts, but we may choose not to accept any subsequent premium less than $50.

Free Look Period. You have the right to return the Contract within 10 days after you receive it.

Allocation of Premiums. You may allocate premiums under the Contract to one or more of the
Subaccounts of the Variable Account and to the Fixed Account. Some of the Subaccounts may be
unavailable in some states.

The Accumulated Value of the Contract in the Subaccounts and, except to the extent fixed amount annuity payments have been elected, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whoe shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by us. (See
Appendix C.)

On the date we approve the Contract Owner's application, we will transfer from the general account the initial premium (after deduction of any required premium taxes) and any interest accrued during the underwriting period among the Subaccount(s) and/or Fixed Account according to the Contract Owner's instructions. See "The Contracts--Allocation of Premiums." Subsequent premiums will be allocated among the Subaccounts and the Fixed Account in the same proportion as the initial premium, at the end of the
Valuation Period in which we receive the subsequent premium.

Surrenders. If a Written Notice from you requesting a surrender is received on or before the Maturity
Date, we will pay to you all or part of the Accumulated Value of a Contract after deducting any applicable surrender charge. Partial surrenders must be for at least $200, and may be requested only if the remaining Accumulated Value is not less than $1,000. Under certain circumstances the Contract
Owner may make surrenders after the Maturity Date.

Transfers. On or before the Maturity Date, you may request the transfer of all or a part of your
Contract's Accumulated Value to other Subaccounts or to the Fixed Account. The total amount transferred each time must be at least $200 (unless the total value in the Subaccount or the Fixed
Account is less than $200, in which case the entire amount may be transferred). We reserve the right to limit the number of transfers in any Contract Year; although, we will always allow at least two transfers a year. With respect to the Fixed Account, transfers out of the Fixed Account are limited to only one each Contract Year and must be made on or within 45 days after a Contract Anniversary. After the Maturity Date, you may, by Written Notice and only once each Contract Year, change the percentage allocation of variable annuity payments among the available Subaccounts

Annuity Provisions
See Pages 22-23 for more details.

You may select an annuity settlement option or options, and you may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis.

Federal Tax Status
For a description of the Federal income tax status of annuities, see Pages 24-26. Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of
10% of the amount of the distribution which is includable in gross income.

Condensed Financial Information
Condensed financial information derived from the financial statements of the Variable Account is contained in Appendix B.

Performance Related Information
The Variable Account may  advertise certain performance-related information concerning the
Subaccounts.

Yields.  The Variable Account may advertise the Money Market Subaccount's "yield" and "effective yield". Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Subaccount refers to the income generated by an investment in the
Subaccount over a seven-day period (which period will be stated in the advertisement). This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The annualized current yield and effective yield for the seven-day base period ended December 31, 2001, was 0.63% and
0.63%, respectively. For more information, see the Statement of Additional Information.

The Variable Account may also advertise for the other Subaccounts yield quotations based on a
30-day (or one month) period, which is computed by dividing the net investment income per Accumulation
Unit earned during the period (the net investment income earned by the Portfolio attributable to shares owned by the Subaccount less expenses incurred during the period) by the maximum offering price per Accumulation Unit on the last day of the period. The current yield for the 30-day base period ended December 31, 2001 for the High Yield Subaccount was 9.98%. The current yield for the same 30-day base period for the Income Subaccount was 4.40%. For more information, see the Statement of Additional
Information.

Total Returns.  From time to time, we may advertise the average annual total return quotations for the Subaccounts for the 1-, 5- and since inception periods computed by finding the average annual compounded rates of return over the 1-, 5- and since inception periods that would equate the initial amount invested to the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or since inception periods. For some subaccounts, average annual total return figures also are provided for a 10-year period based on a hypothetical contract assumed to have been invested in a Portfolio  when that Portfolio was first available for investment under a variable annuity contract issued by our indirect subsidiary, LBVIP.

The average annual total returns for the Subaccounts for the 1-year, 5-year, and since inception periods through December 31, 2001, and for the 10-year period for a hypothetical contract issued by
LBVIP are as follows:

                                    Inception                                     Since
Subaccount                             Date            1 Year       5 Year      Inception     10 Year
--------------------------------------------------------------------------------------------------------
Opportunity Growth Subaccount       1/18/96           -23.30%       -2.22%        1.05%         N/A%
Mid Cap Growth Subaccount           1/30/98           -24.92         N/A          9.29          N/A
World Growth Subaccount             1/18/96           -26.13        -0.18         1.50          N/A
Growth Subaccount                    2/3/94           -24.35        11.40        12.60         12.18
High Yield Subaccount                2/3/94            -9.81        -2.43         5.84          4.85
Income Subaccount                    2/3/94             0.46         5.13         6.96          5.90
Money Market Subaccount             2/18/88            -2.70         3.64         4.35          3.57
--------------------------------------------------------------------------------------------------------

The average annual total return quotations assume a steady rate of growth. Actual performance fluctuates and will vary from the quoted results for periods of time with the quoted periods. The average annual total return quotations do not include the annual administrative charge of $30 deducted from any Contract for which the total of premiums paid under such Contract minus all prior surrenders is less than $5,000 and the Accumulated Value is less than $5,000. Inclusion of the administrative charge would reduce the total return figures shown above.  The average annual total return quotations assume applicable surrender charge upon surrender. For more information, see the Statement of
Additional Information.

AAL/LB
On January 1, 2002, LB merged with and into AAL. The merged organization intends to begin operating by a new name as soon as possible after the new name is approved by its members and appropriate regulators. In the meantime, we will do business as AAL/LB. We are a fraternal benefit society owned and operated for our members. We were organized in 1902 under Wisconsin law, and we are in compliance with Internal Revenue Code Section 501(c)(8). We are currently licensed to transact life insurance business in all 50 states and the District of Columbia.

We issue the Contracts. We are subject to regulation by the Office of the Commissioner of Insurance of the State of Wisconsin as well as by the insurance regulators of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this
Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.

The Variable Account
We established the Variable Account as a separate account in 1993 pursuant to the laws of the State of Minnesota. As a result of LB's merger with and into AAL, the Variable Account now is operated under the laws of the State of Wisconsin.  The Variable Account meets the definition of a "separate account"
under the federal securities laws. We have caused the Variable Account to be registered with the
Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company
Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the management or investment policies or practices.

The assets of the Variable Account are owned by us, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the
Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. We may transfer to our general account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

Variable Investment Options
You may allocate the premiums paid under the Contract and transfer from the Contract's Accumulated
Value to one or more of the Subaccounts of the Variable Account. We invest the assets of each
Subaccount in corresponding Portfolios of the Funds. The Subaccounts and corresponding Portfolios of the Funds are:

Subaccount                        Corresponding Portfolio
--------------------------------------------------------------------------------------------------------
Technology Stock Subaccount       AAL Technology Stock Portfolio
Small Cap Stock Subaccount        AAL Small Cap Stock Portfolio
Small Cap Index Subaccount        AAL Small Cap Index Portfolio
Mid Cap Stock Subaccount          AAL Mid Cap Stock Portfolio
Mid Cap Index Subaccount          AAL Mid Cap Index Portfolio
Capital Growth Subaccount         AAL Capital Growth Portfolio
Large Company Index Subaccount    AAL Large Company Index Portfolio
Balanced Subaccount               AAL Balanced Portfolio
High Yield Bond Subaccount        AAL High Yield Bond Portfolio
Bond Index Subaccount             AAL Bond Index Portfolio
Opportunity Growth Subaccount     Opportunity Growth Portfolio
FTI Small Cap Growth Subaccount   FTI Small Cap Growth Portfolio
MFS Mid Cap Growth Subaccount     MFS Mid Cap Growth Portfolio
Mid Cap Growth Subaccount         Mid Cap Growth Portfolio
World Growth Subaccount           World Growth Portfolio
FI All Cap Subaccount             FI All Cap Portfolio
Growth Subaccount                 Growth Portfolio
MFS Investors Growth Subaccount   MFS Investors Growth Portfolio
TRP Growth Stock Subaccount       TRP Growth Stock Portfolio
Value Portfolio                   Value Portfolio
High Yield Subaccount             High Yield Portfolio
Income Subaccount                 Income Portfolio
Limited Maturity Bond Subaccount  Limited Maturity Bond Portfolio
Money Market Subaccount           Money Market Portfolio

Each of the Portfolios of AAL Variable Products Series Fund, Inc. has an investment objective as described below:

AAL Technology Stock Portfolio. To seek long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

AAL Small Cap Stock Portfolio.  To seek long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

AAL Small Cap Index Portfolio.  To strive for capital growth that approximates the performance of the
S&P SmallCap 600 Index* by investing primarily in common stocks of the index.

AAL Mid Cap Stock Portfolio.  To seek long-term capital growth by investing primarily in common stocks and securities convertible into common stocks of mid-sized companies.

AAL Mid Cap Index Portfolio.  To seek total returns that track the performance of the S&P MidCap 400
Index* by investing primarily in common stocks comprising the Index.

AAL Capital Growth Portfolio.  To seek long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

AAL Large Company Index Portfolio.  To strive for investment results that approximate the performance of the S&P 500* Index by investing primarily in common stocks of the Index.

AAL Balanced Portfolio.  To seek capital growth and income by investing in a mix of common stocks, bonds and money market instruments.  Securities are selected consistent with the policies of the AAL
Large Company Index and AAL Bond Index Portfolios.

AAL High Yield Bond Portfolio.  To strive for high current income and secondarily capital growth by investing primarily in high-risk, high yield bonds commonly referred to as "junk bonds."

AAL Bond Index Portfolio.  To strive for investment results similar to the total return of the Lehman
Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

Each of the Portfolios of LB Series Fund, Inc. has an investment objective as described below:

Opportunity Growth Portfolio.  To achieve long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of smaller capitalization common stocks.

FTI Small Cap Growth Portfolio.  To achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

MFS Mid Cap Growth Portfolio.  To achieve long-term growth of capital by investing primarily in a non-diversified portfolio of common stocks of companies with medium market capitalizations.**

* "Standard & Poor's(R)", "S&P(R)", "Standard & Poor's 500", "500", "Standard & Poor's SmallCap 600
Index", "S&P SmallCap 600 Index", "Standard & Poor's MidCap 400 Index" and "S&P MidCap 400 Index" are
trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us.  The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.  (Please see the Statement of
Additional Information of AAL Variable Product Series Fund, Inc. which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)

** The MFS Mid Cap Growth Portfolio is a non-diversified mutual fund.  This means that the Portfolio may invest a relatively high percentage of its assets in a small number of issuers and is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified Portfolio.

Mid Cap Growth Portfolio.  To achieve long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of common stocks of companies with medium market capitalizations.

World Growth Portfolio.  To achieve long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of common stocks of established, non-U.S. companies.

FI All Cap Portfolio.  Seeks long-term growth of capital.

Growth Portfolio. To achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

MFS Investors Growth Portfolio.  To achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

TRP Growth Stock Portfolio.  To achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.

Value Portfolio.  To achieve long-term growth of capital.

High Yield Portfolio. To achieve a higher level of income through investment in a diversified portfolio of high yield securities ("junk bonds") which involve greater risks than higher quality investments.  The Portfolio will also considering growth of capital as a secondary objective.

Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate- and long-term fixed income securities.

Limited Maturity Bond Portfolio.  To seek a high level of current income consistent with stability of principal.

Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

We cannot assure that the Portfolios of the Funds will achieve their respective investment objectives.  You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the Funds' various
Portfolios.  A full description of the Funds and their investment objectives, policies and restrictions, expenses, risks associated with investing in the Funds' Portfolios and other aspects of the Funds' operations is contained in the accompanying prospectuses for the Funds, which should be carefully read in conjunction with this Prospectus.

As custodian for the Variable Account, we will hold shares of the Funds purchased by each Subaccount of the Variable Account.

The Funds are designed to provide an investment vehicle for variable annuity and variable life insurance contracts. Shares of the Funds are sold to other insurance company separate accounts of
LBVIP and ours.  The Funds may, in the future, create new portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for LBVIP and us to invest simultaneously in the Funds, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The management of the Funds intends to monitor events in order to identify any material conflicts between such contract owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:

o  Changes in state insurance laws
o  Changes in Federal income tax law
o  Changes in the investment management of the Funds
o  Differences in voting instructions between those given by the contract owners from the different separate accounts

If we believe the response of one or both Funds to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own.  Such action could include the sale of the Funds' shares by one or more of the separate accounts, which could have adverse consequences.

The Funds are registered with the SEC under the 1940 Act as diversified, open-end management investment companies (commonly called "mutual funds"). This registration does not involve supervision by the SEC of the management or investment practices or policies of the Funds. Shares of the Funds may be sold to other separate accounts, and the Funds may in the future create new Portfolios.

The Variable Account will purchase and redeem shares from the Funds at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another as requested by Contract Owners. Any dividend or capital gain distribution received from a
Portfolio of either Fund will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

Investment Management
We act as investment adviser for the Portfolios of the Funds, and we are a registered investment adviser under the Investment Advisers Act of 1940.  AAL Variable Product Series Fund, Inc. and AAL/LB
have engaged the following investment subadvisers:

o   Pacific Investment Management Company ("PIMCO") serves as subadviser for the AAL High Yield Bond
    Portfolio.

AAL Variable Product Series Fund, Inc. and AAL/LB pay PIMCO an annual fee for its subadvisory services.  Subadvisory fees are described fully in the Statement of Additional Information for the
Fund.

LB Series Fund, Inc. and AAL/LB have engaged the following investment subadvisers:

o   Franklin Advisers, Inc. serves as subadviser for the FTI Small Cap Growth Portfolio.
o   Massachusetts Financial Services Company serves as subadviser for the MFS Mid Cap Growth Portfolio and the MFS Investors Growth Portfolio.
o   T. Rowe Price International, Inc., serves as subadviser for the World Growth Portfolio.
o   Fidelity Management & Research Company serves as subadviser for the FI All Cap Portfolio.  FMR
    Co., Inc. serves as the Portfolio's sub-subadviser.
o   T. Rowe Price Associates, Inc. serves as subadviser for the TRP Growth Stock Portfolio.

LB Series Fund, Inc. and AAL/LB pay each of the above Subadvisers an annual fee for subadvisory services.  Subadvisory fees are described fully in the Statement of Additional Information for the
Fund.

Addition, Deletion or Substitution of Investments
We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If Portfolio shares of the Funds are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a
Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

We also reserve the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of one of the Funds or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we may, in our sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new
Subaccounts may be made available to existing Contract Owners on a basis to be determined by us.

If any of these substitutions or changes are made, we may by appropriate endorsement change the
Contract to reflect the substitution or change. If we deem it to be in the best interest of Contract
Owners and Annuitants, and subject to any approvals that may be required under applicable law, the
Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other separate accounts of ours.

Purchasing a Contract
You purchase a Contract by submitting an application to us through one of our licensed representatives who is also a registered representative of LBSC or AAL CMC. In your application you select the features of your Contract, including:

o   The amount of your initial premium. This premium must be at least $600 on an annualized basis, though we may choose to waive this requirement.
o   How you plan to pay premiums after the initial premium. We may require any such premium to be at least $50.
o   How you want your premiums allocated among the Subaccount(s) and/or Fixed Account.
o   Your age at the time you want annuity payments to begin. This will establish the Maturity Date, which must be a Contract Anniversary at least three years after the Date of Issue.
o   The beneficiary to receive the benefit payable upon the death of the Annuitant.

Processing Your Application
We will process your application after we have received both it and your initial premium.  Your contract's Date of Issue will be the date on which we receive the initial premium. If we determine that your application is in good order, we will approve it within two days after the Date of Issue. If we determine that the application is not in good order, we will attempt to complete it within five business days. If the application is not complete at the end of this period, we will tell you the reason for the delay and inform you that we will return the initial premium to you unless you specifically consent to our keeping it until the application is complete.

Allocation of Premium
If we approve your application on the Date of Issue, we will allocate the initial premium among the
Subaccount(s) and/or the Fixed Account according to your application on that date. Otherwise, we will deposit your initial premium in our general account where it will earn interest at a rate which we determine. The interest and any cost of crediting interest will be paid by us, not other Contract
Owners. On the date we approve your application, we will allocate your initial premium (including any interest earned while in the general account) among the Subaccount(s) and/or the Fixed Account according to your application.

The allocation percentages which you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums which you pay after the initial premium are allocated at the end of the Valuation Period in which we receive them using the allocation percentages specified in your application. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or, if you have completed the Telephone Transaction Authorization Form, by telephone. Any change will apply to all future premiums unless you request another change.

The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.

Free Look Period
After you receive your contract, you have a "free look" period of 10 days (20 days in Nevada and North
Carolina; 30 days if you are age 60 or over and reside in California) to decide if you want to keep
it.  If you decide to cancel the contract within the free look period, you may do so by returning it to us or to the representative through whom you bought it. When we receive the contract at our office at 625 Fourth Avenue South, Minneapolis, Minnesota 55415, we will cancel it and refund to you an amount which depends on the state in which your contract was issued.

In Georgia, Idaho, Michigan, Nebraska, Nevada, New Hampshire, North Carolina, Oklahoma, South
Carolina, Utah and Washington, we will refund all premiums which you have paid. In Pennsylvania, we will refund the sum of:

(a) The difference between the premiums paid and the amounts allocated to the Variable and Fixed
    Accounts; and
(b) The Accumulated Value on the day the contract is first received by us or our representative.

In all other states, we will refund the sum of:

(a) The Accumulated Value on the date the returned contract is received by us or our representative;
(b) Any charges we made for premium taxes; and
(c) The amount attributable to your contract for risk charges and taxes, if any, deducted from the
    Variable Account, and for advisory fees charged against the net asset value in the portfolios of the Funds.

In addition to the "free look" period described, the Employee Retirement Income Security Act of 1974
("ERISA") grants certain revocation rights to contracts issued as individual retirement annuities
("IRA's). If your contract is an IRA and you revoke it under the rights granted by ERISA, we will refund all premiums which you have paid regardless of the state in which the contract was issued.

Accumulated Value, Accumulation Units, and Accumulation Unit Value
Accumulated Value. Your Contract's value is expressed as its Accumulated Value. On or before the
Maturity Date, Your Contract's Accumulated Value is the sum of:

o   The amount which your contract has in the Fixed Account; and
o   The amounts which your contract has in each of the Subaccounts. Amounts in the Subaccounts are calculated at the end of each Valuation Period as follows:
    o   First, we calculate the Accumulation Unit Value for each Subaccount.  This calculation recognizes those actions and events occurring during the current Valuation Period which affect the total dollar value of the Subaccount without affecting the number of Accumulation Units held by the Subaccount. (See Accumulation Unit Value below.)
    o   Next, Contract transactions for the current Valuation Period are made. These transactions in and out of each Subaccount are done in terms of buying and selling Accumulation Units of the
        Subaccount at the current (i.e. newly-calculated) Accumulation Unit Value for the Subaccount.
    o   Finally, we calculate the amount which your contract has in each Subaccount by multiplying your number of Accumulation Units in the Subaccount by the current Accumulation Unit Value for the
        Subaccount.

The Accumulated Value calculated at the end of a Valuation Period applies to all days in that period, including days which are not Valuation Days.  Your Contract's Accumulated Value will reflect the investment experience of the chosen Subaccounts of the Variable Account, any amount of value in the
Fixed Account, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a
Contract's Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Accumulation Units. Transactions in and out of a Subaccount are made by buying or selling Accumulation
Units of the Subaccount at the Subaccount Accumulation Unit Value.

Your contract buys Accumulation Units in a Subaccount when:

o   You allocate premiums to that Subaccount; or
o   You transfer Accumulated Value into that Subaccount from another Subaccount or from the Fixed
    Account.

Accumulation Units in a Subaccount are sold when:

o   You transfer Accumulated Value out of that Subaccount into another Subaccount or the Fixed Account;
o   You make a surrender from that Subaccount; or
o   We deduct all or part of the Administrative Charge from that Subaccount.

Accumulation Unit Value.  A Subaccount's Accumulation Unit Value is the unit price that is used whenever Accumulation Units of the Subaccount are bought or sold.  Accumulation Unit Values may increase or decrease at the end of each Valuation Period. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period before making any transactions for that period that would affect the number of units held in the Subaccount.  Each Subaccount's Accumulation Unit
Value is calculated as the total dollar value of that Subaccount divided by the total number of
Accumulation Units held by that Subaccount for all contracts (including Accumulation Units held as reserves for variable annuities). The total dollar value of a Subaccount is:

(a) the net asset value of the corresponding Portfolio of the Subaccount at the end of the current
    Valuation Period, plus
(b) the amount of any dividend or capital gain distribution declared by the Portfolio if the
    "ex-dividend" date occurs during the current Valuation Period, plus or minus
(c) a charge or credit for any taxes reserved which we determine to be a result of the investment operation of the Portfolio, minus
(d) the mortality and expense risk charge. This charge is currently 0.003014% (but guaranteed never to exceed 0.003425%) of the net assets of the Subaccount for each day during the current Valuation
    Period (see Page 20).

Minimum Accumulated Value
We require your contract to maintain a minimum Accumulated Value. The amount which must be maintained depends on your premium paying history as follows:

(a) At the end of any 24-month period in which you pay no premiums, your Accumulated Value must be at least $1000 after all contract charges have been applied.
(b) If you pay at least one premium every 24-months, we require only that the Accumulated Value always be sufficient to cover the contract's administrative charge (see Page 20).

If we know that your contract will not meet these requirements on an upcoming Contract Anniversary, we will notify you 60 days before that anniversary and inform you of the minimum dollar amount which you must pay to keep the contract in force.  If you fail to pay at least that amount, we will terminate your contract on the Contract Anniversary. If we do so because your contract failed to meet
Requirement (a), we will pay you the remaining Accumulated Value. If your contract fails to meet
Requirement (b) your contract terminates without value.

Death Benefit Before the Maturity Date
If the Annuitant dies before the Maturity Date, the Beneficiary will be entitled to receive the contract's death benefit.
The amount of the death benefit will be the greatest of:

o   The Accumulated Value on the date we calculate the death benefit
o   The sum of all premiums we received for the contract, less the amount of all partial surrenders
    (including any applicable charges) which you made; and
o   The Accumulated Value on the preceding Minimum Death Benefit Date plus the sum of the premiums we received for the contract after that date, less the amount of any partial surrenders (including any applicable charges) which you made after that date. The first Minimum Death Benefit Date is the Date of Issue of this contract. Thereafter, Minimum Death Benefit Dates occur every six years on the Contract Anniversary.

We calculate the death benefit on the later of:

(a) The date we receive proof of the Annuitant's death; and
(b) The date we receive a written request from the Beneficiary for either a single sum payment or a settlement option.

If the Beneficiary requests a single sum payment, we will pay the death benefit within seven days after the date we calculate it. If the beneficiary requests a settlement option, it must be an option that you could have selected before the Maturity Date, and the option must provide that either:

a)  The principal and interest are completely distributed within five years after the date of death; or
b)  If the beneficiary is a natural person, distribution of the principal and interest is made by means of a periodic payment which begins within one year after the date of death and is not guaranteed for a period which extends beyond the life expectancy of the beneficiary.

If we do not receive a written request from the beneficiary within one year from the date of the
Annuitant's death, we will deem the Beneficiary to have requested a single sum payment. Any proceeds not subsequently withdrawn will be paid in a lump sum on the date five years after the date of death.
(If the Beneficiary is your spouse, he or she may, to the extent permitted by law, elect to continue the contract in force, in which case your spouse will become and be treated as the Annuitant.)

If your contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply.  Any such restrictions will be stated in the contract or the plan documents. Purchasers acquiring contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.

Death Benefit After the Maturity Date
If the annuitant dies while we are paying you an annuity income under a settlement option, any death benefit payable will depend on the terms of the settlement option. If a death benefit is payable, the beneficiary may elect to receive the proceeds in the form of a settlement option, but only if the payments are paid at least as rapidly as payments were being paid under the settlement option in effect on the date of death.  If your contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply.

Surrender (Redemption)
On or before the Maturity Date, you may surrender all or part of your contract's Accumulated Value by giving us Written Notice.  Any surrender which you request will be made at the end of the Valuation
Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made. The proceeds will be the amount surrendered less any surrender charge (see Page 20).

A surrender reduces your Accumulated Value by the amount surrendered.  For amounts surrendered from a
Subaccount, this is done by selling Accumulation Units of the Subaccount. For partial surrenders, we allocate the surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. With our approval, you may specify a different allocation for a partial surrender.

A partial surrender must be at least $200 and must not reduce the remaining Accumulated Value to less than $1,000. When you request a partial surrender, you specify the amount which you want to receive as a result of the surrender. If there are no surrender charges or withholding taxes associated with the surrender, the amount surrendered will be the amount which you request. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the surrender charge and any withholding taxes.

After the Maturity Date, your contract does not have an Accumulated Value which can be surrendered.
However, if you are receiving annuity payments under certain settlement options, surrender may be allowed. Surrender is not allowed if your settlement option involves a life income or if you agreed not to revoke or change the option once annuity payments begin.  For other settlement options, the amount available for surrender will be the commuted value of any unpaid annuity payments computed on the basis of the assumed interest rate incorporated in the annuity payments.

For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Pages 24-26.

Transfers
On or before the Maturity Date, you may request the transfer of all or a part of your contract's
Accumulated Value among the Subaccounts of the Variable Account and the Fixed Account.

You can request a transfer in two ways:

1)  By giving us written notice
2)  By telephone after completing a Telephone Transaction Authorization Form.

We will make the transfer without charge at the end of the Valuation period during which we receive your request.  For transfers from the Fixed account to a Subaccount of the Variable Account, the amount taken from the Fixed Account is used to buy Accumulation Units of the chosen Subaccount.  For transfers from a Subaccount, Accumulation Units of the Subaccount are sold and the resulting dollar amount is, depending on your request, either transferred to the Fixed Account or used to buy
Accumulation Units of another Subaccount.

Transfers are subject to the following conditions:

o   The total amount transferred must be at least $200. However, if the total value in a Subaccount or the Fixed Account is less than $200, the entire amount may be transferred.
o   We reserve the right to limit the number of transfers in each Contract Year. However, we will always allow at least two transfers per Contract Year. (For contracts issued in Texas, we allow twelve transfers per Contract Year.)
o   In any Contract Year, only one of your allowed transfers may be from the Fixed Account. Any transfer from the Fixed Account must be made on or within 45 days after a Contract Anniversary.

Transfers will also be subject to any conditions which the Portfolio whose shares are involved may impose.

After the Maturity Date, you may, by Written Notice and only once each calendar quarter, change the percentage allocation of variable annuity payments among the available Subaccounts.

Telephone Transfers
Telephone transfers are available when you complete the Telephone Transaction Authorization Form. If you elect to complete the Telephone Transaction Authorization Form, you thereby agree that we, our agents and employees will not be liable for any loss, liability cost or expense when we, our agents and employees act in accordance with the telephone transfer instructions that have been properly received and recorded on voice recording equipment. If a telephone authorization or instruction, processed after you have completed the Telephone Transaction Authorization Form, is later determined not to have been made by you or was made without your authorization, and a loss results from such unauthorized instruction, you bear the risk of this loss. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

Special Transfer Service -- Dollar Cost Averaging
We administer a dollar cost averaging program which enables you to pre-authorize the periodic transfer of predetermined dollar amounts from the Money Market Subaccount to as many of the other Subaccounts or to the Fixed Account as you specify.  There is no charge for participating in the dollar cost averaging program.  It is generally suitable if you are making a substantial deposit to your Contract and wish to use the other Subaccounts or the Fixed Account investment option, but desire to control the risk of investing at the top of a market cycle.  This program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar cost averaging does not guarantee that the Variable Account will gain in value, nor will it protect against a decline in value if market prices fall. However, if you can continue to invest regularly throughout changing market conditions, it can be an effective strategy to help meet your long-term goals.

If you are interested in the dollar cost averaging program you may obtain an application and full information concerning the program and its restrictions from us.  If you enter into a dollar cost averaging agreement with us, it will continue until the amount in the Money Market Subaccount is exhausted or you terminate the agreement.

Assignments
Assignment is the transfer of contract ownership from one party to another.  If a Contract is used in a Qualified Plan and the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant. Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than us.

If the Contract is not used in a Qualified Plan, then ownership may be transferred, but not to a natural person, and the Contract may be assigned as Collateral.

We are not bound by an assignment unless it is in writing and filed at our office at 625 Fourth Avenue
South, Minneapolis, Minnesota 55415. We are not responsible for the validity or effect of any assignment.

You should consider the tax implications of an assignment. See Pages 24-26.

Contract Owner, Beneficiaries and Annuitants
Unless another owner is named in the application, the Annuitant is the owner of the Contract and may exercise all of the owner's rights under the Contract.

The Contract Owner may name a Beneficiary to receive the death benefit payable under the Contract. If the Beneficiary is not living on the date payment is due or if no Beneficiary has been named, the death benefit will be paid to the estate of the Annuitant.

The owner may change the Beneficiary by giving us Written Notice of the change.  The change will not be effective until we receive your Written Notice at our office at 625 Fourth Avenue South,
Minneapolis, Minnesota 55415.  Once we receive it, the change will be effective as of the date on which you signed the notice.  However, the change will not affect any payments made or actions taken by us before we received your notice, and we will not be responsible for the validity of any change.

Charges and Deductions

Surrender Charge (Contingent Deferred Sales Charge)
We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of the your Accumulated Value.  This surrender charge applies only during the first six Contract Years.  During those years, we calculate the surrender charge as a percentage of the amount which you surrender, subject to certain exceptions noted below.

                     Surrender Charges

         Contract Year           Percent Applied
----------------------------------------------------
               1                       6%
               2                       5%
               3                       4%
               4                       3%
               5                       2%
               6                       1%
----------------------------------------------------

After Contract Year 6 there is no charge for making surrenders. In addition, during the first six
Contract Years we will limit or waive surrender charges as follows:

o   Cumulative Percent-of-Premium Limit.  For all surrenders, we will limit the Surrender Charge so that on any date, the sum of all surrender charges applied to that date will not exceed 6.5% of the total of premiums you have paid to that date.
o   Surrenders Paid Under Certain Settlement Options.  For surrenders which you make after Contract
    Year 3, there is no surrender charge applied to amounts which you elect to have paid under:

    1)  A settlement option for a fixed amount or a fixed period (including Option 3V described on Page
        22) if the payments will be made for at least five years and you agree at the time of settlement that after the first payment is made, you may not revoke or change the settlement option.
    2)  Options which involve a life income, including Option 4V or 5V described on Page 22.

o   Ten Percent Free Each Contract Year.  In each Contract Year, you may surrender without a Surrender
    Charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract Year.  This "Ten Percent Free" is not cumulative.  For example, if you make no surrenders during the first three Contract Years, the percentage of Accumulated Value which you may surrender without charge in the fourth Contract Year is 10%, not 40%.
o   Total Disability of the Annuitant.  There is no surrender charge if the Annuitant is totally disabled (as defined in your contract) on the date of a surrender.

Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See
Pages 24-26.

If surrender charges are not sufficient to cover our sales expenses, we will bear the loss;
conversely, if the amount of such charges proves more than enough, we will retain the excess (see
"Sufficiency of Charges" below). We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.

Administrative Charge
Your Contract includes an annual administrative charge of $30 to help us cover the expenses we incur in administrating your contract, the Variable Account and the Subaccounts. On each Contract
Anniversary prior to and including the Maturity Date, we will determine if this charge will be applied to your contract.  We apply the charge only on Contract Anniversaries on which the sum of premiums you have paid less the amount of any Partial Surrenders you have made is less than $5,000 and the
Accumulated Value is less than $5,000. We deduct the charge from your Accumulated Value, allocating the deduction among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. Any such deduction from a Subaccount is made by selling Accumulation Units of the
Subaccount. With our approval, you may specify a different allocation for the administrative charge.

Mortality and Expense Risk Charge
We assume certain financial risks associated with the contracts. Those risks are of two basic types:

o   Mortality Risk.  This includes our risk that (1) Death Benefits paid before the Maturity Date will be greater than the Accumulated Value available to pay those benefits, and (2) annuitant payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.
o   Expense Risk.  This is the risk that the expenses with respect to the Contracts will exceed
    Contract charges.

As compensation for assuming these risks, we deduct a daily mortality and expense risk charge from the average daily net assets in the Variable Account. The current charge (0.003014% per day) is equal to an annual rate of 1.10% (approximately 0.80% for mortality risk and 0.30% for expense risk) of the average daily net assets of each Subaccount in the Variable Account. We may change this charge in the future, but we guarantee that it will never exceed an annual rate of 1.25% (0.003425% per day).

If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risk assumed by us, we will bear the loss. We will not reduce annuity payments or increase the administrative charge to compensate for the insufficiency.  If the mortality and expense risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See "Sufficiency of Charges" below.

Expenses of the Funds
Because the Variable Account purchases shares of the Funds, the net assets of the Variable Account will reflect the investment advisory fees or other expenses incurred by the Funds. See Pages 4-5 and the accompanying current Prospectuses of the Funds.

Taxes
Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the
Variable Account may also be made. See Pages 24-26.

Sufficiency of Charges
If the amount of all charges assessed in connection with the contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our general account which may include, among other things, proceeds derived from mortality and expense risk charges deducted from the Variable Account.
Conversely, if the amount of such charges proves more than enough, we will retain the excess.

Maturity Date
The Maturity Date is the date on which we begin paying you your contract's annuity income. This date is based on the maturity age which you specify in your application. You may change the Maturity Date by giving us Written Notice at least 30 days before both the Maturity Date currently in effect and the new Maturity Date. The new date selected must satisfy our requirements for a Maturity Date and any requirements that may be imposed by the state in which your contract was issued.

Maturity Proceeds
The proceeds available on the Maturity Date will be the amount provided by surrendering your contract's entire Accumulated Value on that date. If the Maturity Date occurs within the first six
Contract Years, surrender charges will be deducted from the Accumulated Value if they apply.

We will pay you the proceeds at maturity according to the annuity settlement option which you select.
However, we will pay the proceeds in a single sum if the Accumulated Value on the Maturity Date is less than $2,000 or if you elect to receive the proceeds in a single sum.  If we pay you proceeds in a single sum, your contract will terminate on the Maturity Date.

If you have not selected either a settlement option or a single sum payment by the Maturity Date, we will pay proceeds of $2,000 or more using a fixed annuity, life income with 10-year guarantee period.

Settlement Options
You may elect to have proceeds paid to you under an annuity settlement option or a combination of options.  Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis.  You may change your choice of settlement option by giving us Written Notice at least
30 days before the Maturity Date.

The fixed annuity settlement options available to you are described in your contract but are not summarized here.  The variable annuity settlement options which your contract offers are as follows:

Option 3V--Income for a Fixed Period.  Under this option, we pay an annuity income for a fixed number of years, not to exceed 30.

Option 4V--Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid to the Beneficiary. You may select a guaranteed period of 10 or 20 years. You may not revoke or change the option once annuity payments begin.

Option 5V--Joint and Survivor Life Income with Guaranteed Period. Under this option, we pay an annuity income for as long as at least one of two payees is alive. If both payees die during the guaranteed period, payments will be continued to the end of that period and will be paid to the Beneficiary. You may select a guaranteed period of 10 or 20 years. You may not revoke or change the option once annuity payments begin.

In addition to these options, proceeds may be paid under any other settlement option which you suggest and to which we agree.

Frequency of Annuity Payments
Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule.  If annuity payments would be or become less than $25 ($20 for contracts issued in the state of Texas) if a single settlement option is chosen, or $25 ($20 for contracts issued in the state of Texas) on each basis if a combination of variable and fixed options is chosen, we may change the frequency of payments to intervals that will result in payments of at least $25 ($20 for contracts issued in the state of Texas) each from each option chosen.

Amount of Variable Annuity Payments
The amount of the first variable annuity payment is determined by applying the proceeds to be paid under a particular settlement option to the annuity table in the contract for that option. The table shows the amount of the initial annuity payment for each $1,000 applied.

Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit
Value as of the Maturity Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value (see "Subaccount
Annuity Unit Value" below) with respect to such Subaccount at the end of the last Valuation Date of the period with respect to which the payment is due. If the payment is based upon the Annuity Unit
Values of more than one Subaccount, the procedure described here is repeated for each applicable
Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity tables in the contracts are based on the mortality table specified in the contract. Under these tables, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each fixed and variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

Subaccount Annuity Unit Value
A Subaccount's Annuity Unit Value is used to determine the dollar value of annuity payments based on
Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation
Period.  We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation
Period before making any transactions for that period that would affect the number of units held in the Subaccount.  Each Subaccount's Annuity Unit Value is equal to (a) times (b) times (c) where:

(a) Is that Subaccount's Annuity Unit Value at the end of the immediately preceding Valuation Period.
(b) Is that Subaccount's investment factor for the current Valuation Period.
(c) Is a discount factor equivalent to an assumed investment earnings rate of 3 1/2% per year.

The investment factor used in (b) measures the investment performance of the Subaccount during the
Valuation Period.  It is equal to the Subaccount's Accumulation Unit Value at the end of the Valuation
Period divided by the Subaccount's Accumulation Unit Value at the end of the immediately preceding
Valuation Period.

The discount factor used in (c) offsets the effect of the assumed investment earnings rate of 3.5% per year that is built into the annuity tables in the contracts. This means that, if the investment factor calculated in (b) were equivalent to an annual rate of 3.5%, (b) times (c) would be equal to one, the
Annuity Unit Value would remain constant and the corresponding annuity payments would be level.

General Provisions
--------------------------------------------------------------------------------------------------------

Postponement of Payments
We may defer payment of any surrender, death benefit or annuity payment amounts that are in the
Variable Account if:

(a) The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or
(b) An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable
    Account's net assets. Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.

Payment by Check
If a payment which we make to you depends on the premiums you pay by check, our payment may be delayed until your check has cleared your bank.

Date of Receipt
Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our office at 625
Fourth Avenue South, Minneapolis, Minnesota 55415 in proper form unless received (1) after the close of the New York Stock Exchange, or (2) on a date which is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

Reports to Contract Owners
At least once each year we will send you a report showing the value of your contract.  The report will include the Accumulated Value and any additional information required by law.  Values shown will be for a date no more than two months prior to the date we mail the report.

Contract Inquiries
Inquiries regarding a contract may be made by writing to us at 625 Fourth Avenue South, Minneapolis,
Minnesota 55415.

Federal Tax Status
--------------------------------------------------------------------------------------------------------

Introduction
The ultimate effect of Federal income taxes on a Contract's Accumulated Value, on annuity payments and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary depends upon the tax status of such person, AAL/LB, and, if the Contract is purchased under a retirement plan, upon the type of retirement plan and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion contained herein is based on our understanding of Federal income tax laws as currently interpreted. No representation is made regarding the likelihood of continuation of these interpretations by the Internal Revenue Service. We do not make any guarantee regarding the tax status of any Contract. Each person concerned should consult a qualified tax adviser.

Variable Account Tax Status
The Internal Revenue Code of 1986, as amended (the "Code") in effect provides that the income and gains and losses from separate account investments are not income to the insurance company issuing the variable contracts so long as the contracts and the separate account meet certain requirements set forth in the Code. Because the Contracts and the Variable Account intend to meet such requirements, we anticipate no tax liability resulting from the Contracts, and consequently no reserve for income taxes is currently charged against, or maintained by us with respect to, the Contracts. We are currently exempt from state and local taxes. If there is a material change in state or local tax laws, charges for such taxes, if any, attributable to the Variable Account may be made.

Taxation of Annuities in General
Section 72 of the Code governs taxation of annuities in general.

Contracts Held by Individuals. An individual Contract Owner is not taxed on increases in the value of a Contract until a distribution occurs, either in the form of a single sum payment or as annuity payments under the settlement option selected.

Upon receipt of a single sum payment or of an annuity payment under the Contract, the recipient is taxed on the portion of such payment that exceeds the investment in the Contract.

For single sum payments, the taxable portion is generally the amount in excess of the premiums paid under the Contract. Such taxable portion is taxed at ordinary income tax rates. The investment in the
Contract is not affected by loans or assignments of the Contract but is increased by any amount included in gross income as a result of the loan or assignment. Payments in partial or full surrender of a Contract generally will be taxed as ordinary income to the extent that the Accumulated Value exceeds the taxpayer's investment in the Contract. An assignment of the Contract (other than a gift to the Contract Owner's spouse or incident to a divorce) or the use of the Contract as collateral for a loan will be treated in the same manner as a surrender.

For annuity payments, the taxable portion is generally determined by a formula which establishes the ratio that the investment in the Contract bears to the expected return under the Contract as of the
Maturity Date. Where annuity payments are made under certain Qualified Plans, the portion of each payment that is excluded from gross income will generally be equal to the total amount of any investment in the Contract as of the Maturity Date, divided by the number of anticipated payments, which are determined by reference to the age of the Annuitant. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no investment in the
Contract within the meaning of Section 72 of the Code. In such event, the total payments received may be taxable. Contract Owners, Annuitants and Beneficiaries under such Contracts should seek qualified tax and financial advice about the tax consequences of distributions under the retirement plan in connection with which such Contracts are purchased.

Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in an additional tax of 10% of the amount of the distribution which is includable in gross income. The penalty tax will not apply if the distribution is made as follows:
(1) in connection with death or disability as described in Section 72(q)(2) of the Code;
(2) from certain Qualified Plans;
(3) under a qualified funding trust (commonly referred to as structured settlement plans); or
(4) it is one of a series of substantially equal periodic annual payments for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and the beneficiary; for this purpose, if there is a significant modification of the payment schedule before the taxpayer is age 59 1/2 or before the expiration of five years from the time of the annuity starting date, the taxpayer's income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Depending on the type of Qualified Plan, distributions may be subject to a 10% penalty tax.

Contracts Held by Other Than Individuals. A Contract held by other than a natural person, such as a corporation, estate or trust, will not be treated as an annuity contract for Federal income tax purposes, and the income on such a Contract will be taxable in the year received or accrued by the
Contract Owner. This rule does not apply, however, if the Contract Owner is acting as an agent for an individual, if the Contract Owner is an estate which acquired the Contract as a result of the death of the decedent, if the Contract is held by certain Qualified Plans, if the Contract is held pursuant to a qualified funding trust (commonly referred to as structured settlement plans), if the Contract was purchased by an employer with respect to a terminated Qualified Plan or if the Contract is an immediate annuity.

Multiple Contracts. Section 72(e)(11) of the Code provides that for the purposes of determining the amount includable in gross income, all non-qualified annuity contracts entered into on or after
October 22, 1988 by the same company with the same contract owner during any calendar year shall be treated as one contract. This section will likely accelerate the recognition of income by a Contract
Owner owning multiple contracts and may have the further effect of increasing the portion of income that will be subject to the 10% penalty tax described above.

Qualified Plans
The Contracts are designed for use with several types of Qualified Plans. When used in Qualified
Plans, deferred annuities do not offer additional tax-deferral benefits, and taxation rules for
Qualified Plans take precedence over annuity taxation rules.  However, annuities offer other product benefits to investors in Qualified Plans.  The tax rules applicable to participants in such Qualified
Plans vary according to the type of plan and the terms and conditions of the plan. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract
Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contracts in connection therewith.

1035 Exchanges
Section 1035(a) of the Code permits the exchange of certain life insurance, endowment and annuity contracts for an annuity contract without a taxable event occurring. Thus, potential purchasers who already own such a contract issued by another insurer are generally able to exchange that contract for a Contract issued by us without a taxable event occurring. There are certain restrictions which apply to such exchanges, including that the contract surrendered must truly be exchanged for the Contract issued by us and not merely surrendered in exchange for cash. Further, the same person or persons must be the obligee or obligees under the Contract received in the exchange as under the original contract surrendered in the exchange. Careful consideration must be given to compliance with the Code provisions and regulations and rulings relating to exchange requirements, and potential purchasers should be sure that they understand any surrender charges or loss of benefits which might arise from terminating a contract they hold. Owners considering such an exchange should consult their tax advisers to insure that the requirements of Section 1035 are met.

Diversification Requirements
The Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not "adequately diversified". The assets of the Funds are expected to meet the diversification requirements. We will monitor the Contracts and the regulations of the Treasury Department to ensure that the Contract will continue to qualify as a variable annuity contract. Disqualification of the Contract as an annuity contract would result in imposition of Federal income tax on the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.

Withholding
The taxable portion of a distribution to an individual is subject to Federal income tax withholding unless the taxpayer elects not to have withholding. We will provide the Contract Owner with the election form and further information as to withholding prior to the first distribution. Generally, however, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10%
from non-periodic payments. For complete information on withholding, a qualified tax adviser should be consulted.

Other Considerations
Because of the complexity of the law and its application to a specific individual, tax advice may be needed by a person contemplating purchase of a Contract or the exercise of elections under a Contract.
The above comments concerning Federal income tax consequences are not exhaustive, and special rules are provided with respect to situations not discussed in this Prospectus.

The preceding description is based upon our understanding of current Federal income tax law. We cannot assess the probability that changes in tax laws, particularly affecting annuities, will be made.

The preceding comments do not take into account state income or other tax considerations which may be involved in the purchase of a Contract or the exercise of elections under the Contract. For complete information on such Federal and state tax considerations, a qualified tax adviser should be consulted.

Employment-Related Benefit Plans
--------------------------------------------------------------------------------------------------------

The Contracts described in this Prospectus (except for Contracts issued in the state of Montana)
involve settlement option rates that distinguish between men and women. Montana has enacted legislation requiring that optional annuity benefits offered pursuant to Contracts purchased in
Montana not vary on the basis of sex. On July 6, 1983, the Supreme Court held in Arizona Governing
Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the settlement option rates applicable to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of sex. Any unisex rates to be provided by us will apply for tax-qualified plans and those plans where an employer believes that the Norris decision applies. Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, and any comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Contract may be purchased.
Voting Rights

To the extent required by law, we will vote the Funds' shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Funds' shares in our own right, we may elect to do so.

Before the Maturity Date, the Contract Owner shall have the voting interest with respect to shares of the Funds attributable to the Contract. On and after the Maturity Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each
Contract Owner has the right to instruct will be determined by dividing a Contract's Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the
Subaccount invests. The number of votes which each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract's reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Funds.

Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account's votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

Sales and Other Agreements
--------------------------------------------------------------------------------------------------------

LBSC, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of ours, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which we and the
Variable Account are also parties. The Contracts are sold through our representatives who are licensed by state insurance officials to sell the Contracts. These representatives are also registered representatives of LBSC or AAL CMC, another broker-dealer affiliated with us. The Contracts are offered in all states where we are authorized to sell variable annuities.

Commissions and other distribution compensation to be paid to our representatives on the sale of
Contracts will be paid by us and will not result in any charge to Contract Owners or to the Variable
Account in addition to the charges described in this Prospectus. Our representatives selling the
Contracts will be paid a commission of not more than 4% of the premiums paid on the contracts.
Further, our representatives may be eligible to receive certain benefits based on the amount of earned commissions.

Legal Proceedings
--------------------------------------------------------------------------------------------------------

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. AAL/LB has been named in civil litigation proceedings relating to life insurance pricing and sales practices, which appear to be substantially similar to claims asserted in class actions brought against many other life insurers.  AAL/LB believes it has substantial defenses to these actions.  In the opinion of its management, the outcome of this proceeding is not likely to have a material adverse effect upon the Variable Account or upon the ability of AAL/LB to meet its obligations under the Contracts.

Legal Matters
--------------------------------------------------------------------------------------------------------

Legal matters relating to the federal securities laws and state laws pertaining to the Contracts, including our right to issue the Contracts thereunder, have been passed upon by John C. Bjork, counsel for AAL/LB.

Financial Statements and Experts
--------------------------------------------------------------------------------------------------------

Financial statements of the Variable Account, AAL/LB (giving retroactive effect to the merger),
AAL, and LB are contained in the Statement of Additional Information ("SAI").

The supplemental consolidated financial statements of AAL/LB (giving retroactive effect to the merger) at December 31, 2001 and for the year then ended, appearing in this Prospectus and
Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing and incorporated by reference elsewhere herein which, are based in part on the report of PricewaterhouseCoopers LLP, independent accountants. The financial statements referred to above are included in reliance upon such reports given on the authority of such firms as experts in accounting and auditing.

The consolidated financial statements of AAL at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing and incorporated by reference elsewhere herein.  The financial statements referred to above are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The consolidated financial statements of LB at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of LB Variable Annuity
Account I at December 31, 2001, and for each of the periods indicated appearing in this Prospectus and Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as set forth in their reports thereon appearing and incorporated by reference elsewhere herein. The financial statements referred to above are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Below is a copy of the Table of Contents included in the SAI.  To obtain a copy of this document, complete and mail the form below.

                                                                                    Page
               Introduction                                                           2
               Distribution of the Contracts                                          3
               Calculation of Performance                                             3
               Money Market Subaccount                                                3
               Other Subaccounts                                                      4
               Independent Accountants and Financial Statements                       8
               Financial Statements of Variable Account                               8
               Comment on Financial Statements of AAL/LB, AAL and LB                 28
               Financial Statements of AAL/LB, AAL and LB                            28

                                           How To Obtain the
                         INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACT
                                  Statement of Additional Information

Send this request form to:
Aid Association for Lutherans/Lutheran Brotherhood
P.O. Box 288
Minneapolis, MN 55440-9041

Please send me a copy of the most recent INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACT SAI.

--------------------------------------------------------------------------------------
(Name)                                                                    (Date)

--------------------------------------------------------------------------------------
(Street Address)

--------------------------------------------------------------------------------------
(City)                                    (State)                        (Zip Code)

Appendix A

Definitions

Annuitant. The person(s) named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.

Contract. The individual flexible premium variable annuity contract offered by AAL/LB and described in this Prospectus.

Contract Anniversary. The same date in each succeeding year as the Date of Issue.

Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application.

Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.

Date of Issue. The date on which the application and the first premium are received by AAL/LB at 625
Fourth Avenue South, Minneapolis, Minnesota 55415.

Fixed Account. The Fixed Account is the general account of AAL/LB, which consists of all assets of
AAL/LB other than those allocated to a separate account of AAL/LB. Premium payments allocated to the
Fixed Account will be paid a fixed rate of interest (which may not be less than 3.0%) declared by
AAL/LB at least annually. Amounts accumulated in the Fixed Account are guaranteed by AAL/LB. (See
Appendix C.)

Funds. AAL Variable Product Series Fund, Inc. and LB Series Fund, Inc., which are described in the accompanying Prospectuses.

LBSC. Lutheran Brotherhood Securities Corp., which is an indirect subsidiary of AAL/LB and which acts as the principal underwriter of the Contracts.

Portfolio. A Portfolio of the Funds. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Funds.

Qualified Plan. A retirement plan qualified under Section 401, 403 408 or 408A or similar provisions of the Internal Revenue Code.

Subaccount. A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Funds.

Valuation Day. Each day the New York Stock Exchange is open for trading and any other day on which there is sufficient trading in the securities of a Portfolio of the Funds such that the current net asset value of its shares might be materially affected.

Valuation Period. The period commencing at the close of business of a Valuation Date and ending at the close of business of the next Valuation Date.

Variable Account. LB Variable Annuity Account I, which is a separate account of AAL/LB. The
Subaccounts are subdivisions of the Variable Account.

Written Notice. A written request or notice signed by the Contract Owner and received by AAL/LB at 625
Fourth Avenue South, Minneapolis, Minnesota 55415.

Appendix B
--------------------------------------------------------------------------------------------------------

Condensed Financial Information
The following table shows the historical performance of accumulation unit values and number of accumulation units for each of the previous years ending December 31, for which the relevant
Subaccount has been in existence. This information is derived from the financial statements of the
Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional
Information.

                                     Opportunity Growth Subaccount
--------------------------------------------------------------------------------------------------------

                              2001      2000       1999     1998       1997     1996
--------------------------------------------------------------------------------------------------------
Accumulation Unit Value:
Beginning of period          $13.24     $14.25    $11.29    $11.77     $11.79   $10.00(1)
End of period                 10.74      13.24     14.25     11.29      11.77    11.79
Number of Accumulation Units
   Outstanding at end of
   period                 18,932,410  18,990,589 16,400,624 16,883,494  15,755,047  8,925,231
--------------------------------------------------------------------------------------------------------

                                    FTI Small Cap Growth Subaccount
--------------------------------------------------------------------------------------------------------

                               2001
--------------------------------------------------------------------------------------------------------
Accumulation Unit Value:
Beginning of period             $10.00(2)
End of period                    10.54
Number of Accumulation Units
   Outstanding at end of period  426,759
--------------------------------------------------------------------------------------------------------

                                     MFS Mid Cap Growth Subaccount
--------------------------------------------------------------------------------------------------------
                               2001
--------------------------------------------------------------------------------------------------------
Accumulation Unit Value:
Beginning of period             $10.00(2)
End of period                    10.59
Number of Accumulation Units
   Outstanding at end of period  448,117
--------------------------------------------------------------------------------------------------------

                                       Mid Cap Growth Subaccount
--------------------------------------------------------------------------------------------------------
                              2001     2000      1999      1998
--------------------------------------------------------------------------------------------------------
Accumulation Unit Value:
Beginning of period          $18.35     $16.36    $11.05    $10.00(3)
End of period                 14.56      18.35     16.36     11.05
Number of Accumulation Units
   Outstanding at end of
   period                 21,999,035  18,256,799 9,407,840  4,916,782
--------------------------------------------------------------------------------------------------------

                                        World Growth Subaccount
--------------------------------------------------------------------------------------------------------
                             2001       2000      1999     1998      1997      1996
--------------------------------------------------------------------------------------------------------
Accumulation Unit Value:
Beginning of period          $14.12     $17.02    $12.83    $11.11     $10.93   $10.00(1)
End of period                 11.03      14.12     17.02     12.83      11.11    10.93
Number of Accumulation Units
   Outstanding at end of
   period                 23,248,744  22,301,797 17,359,292 14,890,293 12,470,902 6,809,063
--------------------------------------------------------------------------------------------------------

                                         FI All Cap Subaccount
--------------------------------------------------------------------------------------------------------
                                 2001
--------------------------------------------------------------------------------------------------------
Accumulation Unit Value:
Beginning of period             $10.00(2)
End of period                    10.30
Number of Accumulation Units
   Outstanding at end of period  502,342
--------------------------------------------------------------------------------------------------------

                                           Growth Subaccount
-----------------------------------------------------------------------------------------------------------------
                              2001        2000       1999       1998       1997      1996        1995        1994
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value:
Beginning of period          $64.49      $68.60     $48.27     $38.02     $29.52     $24.38     $17.95     $19.68(4)
End of period                 51.57       64.49      68.60      48.27      38.02      29.52      24.38      17.95
Number of Accumulation Units
  Outstanding at end of
  period                  30,408,734  29,904,105  27,300,490 24,210,985  19,279,447 13,809,177  7,742,874  3,142,640
-----------------------------------------------------------------------------------------------------------------

                                    MFS Investors Growth Subaccount
--------------------------------------------------------------------------------------------------------
                                2001
--------------------------------------------------------------------------------------------------------
Accumulation Unit Value:
Beginning of period             $10.00(2)
End of period                    10.08
Number of Accumulation Units
   Outstanding at end of period  471,010
--------------------------------------------------------------------------------------------------------

                                      TRP Growth Stock Subaccount
--------------------------------------------------------------------------------------------------------
                                2001
--------------------------------------------------------------------------------------------------------
Accumulation Unit Value:
Beginning of period             $10.00(2)
End of period                    10.15
Number of Accumulation Units
   Outstanding at end of period    504,103
--------------------------------------------------------------------------------------------------------

                                            Value Subaccount
--------------------------------------------------------------------------------------------------------
                                2001
--------------------------------------------------------------------------------------------------------
Accumulation Unit Value:
Beginning of period             $10.00(2)
End of period                    10.13
Number of Accumulation Units
   Outstanding at end of period  557,003
--------------------------------------------------------------------------------------------------------

                                         High Yield Subaccount
----------------------------------------------------------------------------------------------------------------
                              2001       2000        1999        1998        1997      1996       1995      1994
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value:
Beginning of period          $23.02     $29.28      $26.78      $27.50      $24.35     $22.06    $18.64    $20.41(4)
End of period                 21.93      23.02       29.28       26.78       27.50      24.35     22.06     18.64
Number of Accumulation Units
  Outstanding at end of
  period                  21,241,884  21,986,419  21,383,391  20,236,846  15,720,991  10,632,678  5,557,895  2,514,043
----------------------------------------------------------------------------------------------------------------

                                           Income Subaccount
------------------------------------------------------------------------------------------------------------------
                              2001        2000        1999        1998      1997       1996        1995       1994
------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value:
Beginning of period          $23.88      $21.87      $22.57      $20.86     $19.39     $18.98     $16.07     $17.21(4)
End of period                 25.35       23.88       21.87       22.57      20.86      19.39      18.98      16.07
Number of Accumulation Units
  Outstanding at end of
  period                  21,672,281  18,874,587   18,690,873  16,424,298  11,878,420  9,066,360  5,274,785  2,264,894
------------------------------------------------------------------------------------------------------------------

                                    Limited Maturity Bond Subaccount
--------------------------------------------------------------------------------------------------------
                               2001
--------------------------------------------------------------------------------------------------------
Accumulation Unit Value:
Beginning of period           $10.00(2)
End of period                   9.93
Number of Accumulation Units
  Outstanding at end of period  1,780,622

                                        Money Market Subaccount
-------------------------------------------------------------------------------------------------------------------
                              2001        2000        1999        1998        1997       1996       1995       1994
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value:
Beginning of period           $1.76       $1.67       $1.61       $1.55        $1.48      $1.43     $1.36      $1.33(4)
End of period                  1.81        1.76        1.67        1.61         1.55       1.48      1.43       1.36
Number of Accumulation Units
  Outstanding at end of
  period                  128,732,333  86,928,411  88,494,861  57,199,273   34,676,637  31,024,219  15,771,786  5,984,694
-------------------------------------------------------------------------------------------------------------------

(1) Commencing January 18, 1996.
(2) Commencing November 30, 2001.
(3) Commencing January 30, 1998.
(4) Commencing February 3, 1994.

The financial statements of AAL/LB, AAL and LB are also contained in the Statement of Additional
Information.

More Information About the Fixed Account
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the Fixed Account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly neither the
Fixed Account nor any interests therein are generally subject to the provisions of the 1933 or 1940
Acts. Disclosures regarding the Fixed Account option and the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and
Exchange Commission has not reviewed disclosure relating to the Fixed Account.

Accumulated Values allocated to the Fixed Account are combined with all of our general assets  and are invested in those assets we have chosen  and that are allowed by applicable law. We allocate the investment income of the Fixed Account to the Contracts covered by the Fixed Account in the amounts guaranteed in such Contracts. Immediately prior to the Maturity Date, the Accumulated Value of the
Contract in the Fixed Account is subject to a reduction for any surrender charge, if applicable.

Under the Fixed Account option, we allocate premium payments to the Fixed Account, guarantees the amounts allocated to the Fixed Account, and pays a declared interest rate. The guaranteed minimum interest credited to the Fixed Account will be at the effective rate of 3% per year, compounded daily.
We may credit interest at a rate in excess of 3% per year; however, we are not obligated to credit any interest in excess of 3% per year. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by us based on information as to expected investment yields. Some of the factors that we may consider in determining whether to credit interest above 3% to amounts allocated to the Fixed Account, and the amount thereof, are general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDIT TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN
EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. THE CONTRACT OWNER ASSUMES THE RISK
THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY
GIVEN YEAR.

Nonetheless, for any amount allocated or transferred to the Fixed Account, we guarantee that the initial interest rate will be effective for at least 12 months, and subsequent interest rates will not be changed more often than once every 12 months.

To the extent a fixed annuity payment option is selected by the Contract Owner, Accumulated Value at the Maturity Date will be transferred to the Fixed Account, which support our insurance and annuity obligations.

Contract Owners have no voting rights in the Variable Account with respect to Fixed Account values.

                             STATEMENT OF ADDITIONAL INFORMATION

                                 Individual Flexible Premium
                                  Variable Annuity Contract
                                          Issued By
                                Aid Association For Lutherans

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the Prospectus dated April 30, 2002 (the "Prospectus") describing an individual flexible premium variable annuity contract (the "Contract") being offered by Aid
Association for Lutherans/Lutheran Brotherhood ("AAL/LB").  Purchase payments will be allocated to one or more Subaccounts of LB Variable Annuity Account I (the "Variable
Account"), a separate account of AAL/LB and/or to the Fixed Account (which is the general account of AAL, and which pays interest at a guaranteed fixed rate).  Much of the information contained in this SAI expands upon subjects discussed in the Prospectus.  A copy of the Prospectus may be obtained from AAL/LB, 625 Fourth Avenue South, Minneapolis,
Minnesota 55415.

Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

                     --------------------------------------------------

                     --------------------------------------------------

                    The date of this Statement of Additional Information
                                     is April 30, 2002.

                                        INTRODUCTION

On January 1, 2002, Lutheran Brotherhood ("LB") merged with and into Aid Association for
Lutherans ("AAL"). The merged organization intends to begin operating by a new name as soon as possible after the new name is approved by its members and appropriate regulators. In the meantime, it will do business as Aid Association for Lutherans/Lutheran Brotherhood or
AAL/LB. The Contracts previously issued by LB are now issued by AAL/LB.  AAL/LB, a fraternal benefit society owned and operated for its members, was organized in 1902 under the laws of the State of Wisconsin. AAL/LB is currently licensed to transact life insurance business in all 50 states and the District of Columbia. On December 31, 2001, LB and AAL
had combined assets under management of approximately $58.6 billion. The Contract may be sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account, a separate account of AAL/LB and/or to the Fixed Account (which is the general account of AAL/LB, and which pays interest at a guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of AAL
Variable Product Series Fund, Inc. or LB Series Fund, Inc. (each a "Fund", and collectively the "Funds"), which are diversified, open-end management investment companies (commonly known as "mutual funds"). The Prospectuses for the Funds that accompany the Prospectus describes the investment objectives and attendant risks of the following Portfolios of the
Funds:

AAL Variable Product Series Fund, Inc.:
AAL Technology Stock Portfolio
AAL Small Cap Stock Portfolio
AAL Small Cap Index Portfolio
AAL Mid Cap Stock Portfolio
AAL Mid Cap Index Portfolio
AAL Capital Growth Portfolio
AAL Large Company Index Portfolio
AAL Balanced Portfolio
AAL High Yield Bond Portfolio (subadvised by Pacific Investment Management Company)
AAL Bond Index Portfolio

LB Series Fund, Inc.:
Opportunity Growth Portfolio
FTI Small Cap Growth Portfolio (subadvised by Franklin Advisers, Inc.)
MFS Mid Cap Growth Portfolio (subadvised by Massachusetts Financial Services Company)
Mid Cap Growth Portfolio
World Growth Portfolio (subadvised by T. Rowe Price International, Inc.)
FI All Cap Portfolio (subadvised by Fidelity Management & Research Company)
Growth Portfolio
MFS Investors Growth Portfolio (subadvised by Massachusetts Financial Services Company)
TRP Growth Stock Portfolio (subadvised by T. Rowe Price Associates, Inc.)
Value Portfolio
High Yield Portfolio
Income Portfolio
Limited Maturity Bond Portfolio
Money Market Portfolio

Additional Subaccounts (together with the related additional Portfolios of the Funds) may be added in the future.The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by AAL/LB.

                                DISTRIBUTION OF THE CONTRACTS

Lutheran Brotherhood Securities Corp. ("LBSC"), an indirect subsidiary of AAL/LB, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which
AAL/LB and the Variable Account are also parties. The Contracts are sold through AAL/LB representatives who are licensed by state insurance officials to sell the Contracts. These representatives are also registered representatives of LBSC or AAL Capital Management
Corporation, another broker-dealer affiliated with AAL/LB. The Contracts are offered in all states where AAL/LB is authorized to sell variable annuities.

The offering of the Contracts is continuous.

There are no special purchase plans or exchange privileges not described in the Prospectus
(see "THE CONTRACTS--Transfers" in the Prospectus).

No charge for sales expense is deducted from premiums at the time premiums are paid.
However, a surrender charge, which may be deemed to be a contingent deferred sales charge, is deducted from the Accumulation Value of the Contract in the case where the Contract is surrendered, in whole or in part, before annuity payments begin and, if certain settlement options are selected, at the time annuity payments begin, under the circumstances described in, and in amounts calculated as described in, the Prospectus under the heading "CHARGES
AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)".

                                 CALCULATION OF PERFORMANCE

Money Market Subaccount

The Prospectus contains information with respect to the yield and effective yield of a hypothetical preexisting account having a balance of one Money Market Portfolio Subaccount
Accumulation Unit at the beginning of a specified seven-day period. Such yield quotations have been calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The effective yield has been calculated by compounding the yield quotation for such period by adding 1 and raising the sum to a power equal to 365/7, and subtracting 1 from the result.

In determining the net change in the value of the account as described in the preceding paragraph, all deductions that are charged to all Contract Owner accounts have been reflected in proportion to the length of the seven-day base period and the mean (or median)
account size under a substantially identical contract issued by an AAL/LB affiliate.
Deductions from purchase payments and surrender charges assessed have not been reflected in, and realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Subaccount and the related portfolio company have been excluded from, the computation of yield.

This example illustrates the yield quotation for the Money Market Subaccount for the seven-day period ended December 31, 2001:

Value of hypothetical pre-existing account with exactly one Accumulation
        Unit at the beginning of the period                                    $1.806145

Value of same account (excluding capital changes) at end of
        the seven-day period                                                   $1.806363

Net change in account value                                                    $0.000218

Base Period Return:
Net change in account value divided by beginning account value                 $0.000121
Annualized Current Yield [0.000121 x (365/7)]                                   0.63%
Effective Yield (0.000121 + 1)365/7-1                                           0.63%

The annualization of a seven-day average yield is not a representation of future actual yield.

Other Subaccounts

The Prospectus contains information with respect to yield quotations by Subaccounts other than the Money Market Subaccount. These yield quotations are based on a 30-day (or one month) period computed by dividing the net investment income per accumulation unit earned during the period (the net investment income earned by the Fund portfolio attributable to shares owned by the Subaccount less expenses incurred during the period) by the maximum offering price per Accumulation Unit on the last day of the period, by setting yield equal to two times the difference between the sixth power of one plus the designated ratio and one, where the designated ratio is the difference between the net investment income earned during the period and the expenses accrued for the period (net of reimbursement) divided by the product of the average daily number of Accumulation Units outstanding during the period and the maximum offering price per Accumulation Unit on the last day of the period.

For fees that vary with the size of the Contract, a Contract size equal to the mean (or median) contract size has been assumed.

The following example illustrates the annualized current yield calculation for the High
Yield Subaccount for the 30-day base period ended December 31, 2001:

Dividends and interest earned by the High Yield Subaccount
        during the base period                                           $  4,391,164
Expenses accrued for the base period                                    $     580,787
                                                                        -------------
                                                                         $  3,810,377(A)
                                                                         ============
Product of the maximum public offering price on the last day of the base period and the average daily number of Units outstanding during the base period that were entitled to receive dividends
        ($21.927210 x 21,526,337 Units) =                                $472,012,512(B)
                                                                         ============

Quotient of dividends and interest earned minus expenses accrued divided by product of maximum public offering price multiplied by average
        Units outstanding (A divided by B) =                                0.008073(C)

Adding one and raising total to the 6th power (C + 1)6=                     1.049424(D)

Annualized current yield [2(D - 1) x 100] =                                 9.88%

The following example illustrates the annualized current yield calculation for the Income
Subaccount for the 30-day base period ended December 31, 2001:

Dividends and interest earned by the Income Subaccount
        during the base period                                           $  2,699,389
Expenses accrued for the base period                                    $     681,489
                                                                        -------------
                                                                         $  2,017,900(A)
                                                                         ============
Product of the maximum public offering price on the last day of the base period and the average daily number of Units outstanding during the base period that were entitled to receive dividends
        ($25.354488 x 21,884,887 Units) =                                $554,880,105(B)

Quotient of dividends and interest earned minus expenses accrued divided by product of maximum public offering price multiplied by average
Units outstanding (A divided by B) =                                       0.003637(C)
Adding one and raising total to the 6th power (C + 1)6 =                   1.022019(D)
Annualized current yield [2(D-1) x 100] =                                  4.40%

Annualized current yield of any specific base period is not a representation of future actual yield.

The Prospectus contains information with respect to performance data relating to the
Contracts. Such performance data includes average annual total return quotations for the
1-year, 5-year and since inception periods computed by finding the average annual compounded rates of return over the 1-year, 5-year and since inception periods that would equate the initial amount invested to the ending redeemable value, by equating the ending redeemable value to the product of a hypothetical initial payment of $1,000, and one plus the average annual total return raised to a power equal to the applicable number of years.
For some subaccounts, average annual total return figures also are provided for a 10-year period based on a hypothetical Contract assumed to have been invested in a Portfolio of the
Fund when that Portfolio was first available for investment under a variable annuity contract issued by an AAL/LB affiliate, Lutheran Brotherhood Variable Insurance Products
Company.

Such performance data assumes that any applicable charges have been deducted from the initial $1,000 payment and includes all recurring fees that are charged to all Contract
Owners. If recurring fees charged to Contract Owners are paid other than by redemption of
Accumulation Units, such fees will be appropriately reflected. The performance data does not include the administrative charge of $30 deducted from any Contract for which the total of premiums paid under such Contract minus all prior surrenders is less than $5,000 and the
Accumulated Value is less than $5,000. Inclusion of the administrative charge would reduce the total return figures shown below.

Average annual total return for any specific period is not a representation of future actual results. Average annual total return assumes a steady rate of growth. Actual performance fluctuates and will vary from the quoted results for periods of time within the quoted periods.

The following example illustrates the average annual total return for the Growth Subaccount of a hypothetical Contract invested in the Growth Portfolio of the Fund from the date the
Portfolio was first available for investment under a contract issued by AAL/LB through
December 31, 2001:

Hypothetical $1,000 initial investment on February 3, 1994                    $  1,000

Ending redeemable value of the investment on December 31, 2001
        (after deferred sales charge)                                         $  2,621

Total return for the period is the difference between the ending redeemable value and the hypothetical $1,000 initial investment divided by the hypothetical $1,000 initial investment; the result is expressed in terms
        of a percentage (For example, 2 equals 200%)                               162.05%

Average annual total return from inception through December 31, 2001 is the sum of the total return calculated above plus one; such sum is raised to the power of 1/n where n is expressed as seven years and
        11 months; the result is reduced by one and is expressed in terms
        of a percentage (For example, 0.2 equals 20%)                               12.95%

The following example illustrates the average annual total return for the High Yield
Subaccount of a hypothetical Contract invested in the High Yield Portfolio of the Fund from the date the Portfolio was first available for investment under a contract issued by AAL/LB through December 31, 2001:

Hypothetical $1,000 initial investment on February 3, 1994                   $  1,000

Ending redeemable value of the investment on December 31, 2001
        (after deferred sales charge)                                        $  1,074

Total return for the period is the difference between the ending redeemable value and the hypothetical $1,000 initial investment divided by the hypothetical $1,000 initial investment; the result is expressed in terms
        of a percentage (For example, 2 equals 200%)                                7.43%

Average annual total return from inception through December 31, 2001 is the sum of the total return calculated above plus one; such sum is raised to the power of 1/n where n is expressed as seven years and 11 months; the result is reduced by one and is expressed in terms
        of a percentage (For example, 0.2 equals 20%)                               0.91%

The following example illustrates the average annual total return for the Income Subaccount of a hypothetical Contract invested in the Income Portfolio of the Fund from the date the
Portfolio was first available for investment under a contract issued by AAL/LB through
December 31, 2001:

Hypothetical $1,000 initial investment on February 3, 1994                   $  1,000

Ending redeemable value of the investment on December 31, 2001
  (after deferred sales charge)                                              $  1,473

Total return for the period is the difference between the ending redeemable value and the hypothetical $1,000 initial investment divided by the hypothetical $1,000 initial investment; the result is expressed in terms
         of a percentage (For example, 2 equals 200%)                              47.29%

Average annual total return from inception through December 31, 2001 is the sum of the total return calculated above plus one; such sum is raised to the power of 1/n where n is expressed as seven years and 11 months; the result is reduced by one and is expressed in terms
        of a percentage (For example, 0.2 equals 20%)                               5.02%

The following example illustrates the average annual total return for the Money Market
Subaccount of a hypothetical Contract invested in the Money Market Portfolio of the Fund from the date the Portfolio was first available for investment under a contract issued by
AAL/LB through December 31, 2001

Hypothetical $1,000 initial investment on February 3, 1994                   $  1,000

Ending redeemable value of the investment on December 31, 2001
  (after deferred sales charge)                                              $  1,360

Total return for the period is the difference between the ending redeemable value and the hypothetical $1,000 initial investment divided by the hypothetical $1,000 initial investment; the result is expressed in terms
          of a percentage (For example, 2 equals 200%)                             36.04%

Average annual total return from inception through December 31, 2001 is the sum of the total return calculated above plus one; such sum is raised to the power of 1/n where n is expressed as seven years and 11 months; the result is reduced by one and is expressed in terms
        of a percentage (For example, 0.2 equals 20%)                               3.97%

The following example illustrates the average annual total return for the Opportunity
Growth Subaccount from the date of inception through the period ended December 31, 2001:

Hypothetical $1,000 initial investment on January 18, 1996                   $  1,000

Ending redeemable value of the investment on December 31, 2001
        (after deferred sales charge)                                         $ 1,064

Total return for the period is the difference between the ending redeemable value and the hypothetical $1,000 initial investment divided by the hypothetical $1,000 initial investment; the result is expressed in terms
        of a percentage (For example, 2 equals 200%)                                6.39%

Average annual total return from inception through December 31, 2001 is the sum of the total return calculated above plus one; such sum is raised to the power of 1/n where n is expressed as five years and
        347 days; the result is reduced by one and is expressed in terms
        of a percentage (For example, 0.2 equals 20%)                               1.05%

The following example illustrates the average annual total return for the World Growth
Subaccount from the date of inception through December 31, 2001:

Hypothetical $1,000 initial investment on January 18, 1996                   $  1,000

Ending redeemable value of the investment on December 31, 2001
 (after deferred sales charge)                                               $  1,093

Total return for the period is the difference between the ending redeemable value and the hypothetical $1,000 initial investment divided by the hypothetical $1,000 initial investment; the result is expressed in terms
        of a percentage (For example, 2 equals 200%)                                9.29%

Average annual total return from inception through December 31, 2001 is the sum of the total return calculated above plus one; such sum is raised to the power of 1/n where n is expressed as five years and
        347 days; the result is reduced by one and is expressed in terms
        of a percentage (For example, 0.2 equals 20%)                               1.50%

The following example illustrates the average annual total return for the Mid Cap Growth
Subaccount from the date of inception through December 31, 2001:

Hypothetical $1,000 initial investment on January 30, 1998                   $  1,000

Ending redeemable value of the investment on December 31, 2001
  (after deferred sales charge)                                              $  1,417

Total return for the period is the difference between the ending redeemable value and the hypothetical $1,000 initial investment divided by the hypothetical $1,000 initial investment; the result is expressed in terms
        of a percentage (For example, 2 equals 200%)                               41.67%

Average annual total return from inception through December 31, 2001 is the sum of the total return calculated above plus one; such sum is raised to the power of 1/n where n is expressed as three years and
        335 days; the result is reduced by one and is expressed in terms
        of a percentage (For example, 0.2 equals 20%)                               9.29%

                      INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

The supplemental consolidated financial statements of AAL/LB (giving retroactive effect to the merger) at December 31, 2001 and for the year then ended, appearing in this SAI and
Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing and incorporated by reference elsewhere herein which, are based in part on the report of PricewaterhouseCoopers LLP, independent accountants.  The financial statements referred to above are included in reliance upon such reports given on the authority of such firms as experts in accounting and auditing.

The consolidated financial statements of AAL at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, appearing in this SAI and
Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing and incorporated by reference elsewhere herein.
The financial statements referred to above are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The consolidated financial statements of LB at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of
LB Variable Annuity Account I at December 31, 2001, and for each of the periods indicated
appearing in this SAI and Registration Statement have been audited by
PricewaterhouseCoopers LLP, independent accountants, as set forth in their reports thereon appearing and incorporated by reference elsewhere herein.  The financial statements referred to above are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

                                               FINANCIAL STATEMENTS OF VARIABLE ACCOUNT

Set forth on the following pages are the audited financial statements of the Variable Account.

[GRAPHIC OMITTED]
                                                                                  PricewaterhouseCoopers LLP
                                                                                  650 Third Avenue South
                                                                                  Suite 1300
                                                                                  Minneapolis MN 55402-4333
                                                                                  Telephone (612) 596 6000
                                                                                  Facsimile (612) 373 7160

                                                   Report of Independent Accountants

To the Board of Directors of Lutheran Brotherhood and
Contract Owners of LB Variable Annuity Account I

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Opportunity Growth, FTI Small Cap Growth, MFS Mid Cap
Growth, Mid Cap Growth, World Growth, FI All Cap, Growth, MFS Investors Growth, TRP Growth Stock, Value, High Yield, Income, Limited
Maturity Bond, and Money Market subaccounts of LB Variable Annuity Account I at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Lutheran Brotherhood's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, on January 1, 2002, Lutheran Brotherhood merged with and into Aid
Association for Lutherans.

/s/ PricewaterhouseCoopers LLP

March 29, 2002

                                                     LB VARIABLE ANNUITY ACCOUNT I
                                                     OPPORTUNITY GROWTH SUBACCOUNT

        Statement of Assets and Liabilities                                  Statement of Operations
                  December 31, 2001                                       Year Ended December 31, 2001
ASSETS:
   Investment in LB Series Fund, Inc. - Opportunity Growth                                  INVESTMENT INCOME:
     Portfolio 20,108,353 shares at net asset value of              Dividend income                     $   687,010
     $10.21 per share (cost $237,784,660) $ 205,236,839             Mortality and expense risk charge    (2,321,449)
   Receivable from LB for units issued           79,484                Net investment loss               (1,634,439)
   Receivable from LB for annuity reserve
     adjustment                                  52,512           REALIZED AND UNREALIZED GAIN
          Total assets                      205,368,835             (LOSS) ON INVESTMENTS:
                                                                  Net realized gain on investments       10,850,437
LIABILITIES:                                                      Net change in unrealized appreciation
   Payable to LB for mortality and expense                           or depreciation of investments     (57,913,776)
     risk charge                                189,066                  Net loss on investments        (47,063,339)
     Total liabilities                          189,066                  Net change in net assets resulting
   NET ASSETS                            $  205,179,769                     from operations           ($ 48,697,778)

NET ASSETS APPLICABLE TO ANNUITY
       CONTRACT OWNERS:
    Contracts in accumulation period, accumulation
     units outstanding of 18,932,410     $  203,257,548
    Reserves for contracts in annuity payment
     period (note 2)                          1,922,221
NET ASSETS                               $  205,179,769

   Unit Value (accumulation net assets divided by
     accumulation units outstanding)            $10.74

                                                  Statement of Changes in Net Assets
                                                Years Ended December 31, 2001 and 2000
                                                                           2001              2000
         INCREASE (DECREASE) IN NET ASSETS:
         OPERATIONS:
         Net investment loss                                           ($ 1,634,439)   ($ 2,807,254)
         Net realized gain on investments                                10,850,437         492,287
         Net change in unrealized appreciation or depreciation
           of investments                                               (57,913,776)    (17,418,537)
               Net change in net assets resulting from operations       (48,697,778)    (19,733,504)

         UNIT TRANSACTIONS:
         Proceeds from units issued                                      21,642,445      45,712,896
         Net asset value of units redeemed                              (12,551,683)    (15,348,966)
         Annuity benefit payments                                          (161,889)       (112,667)
         Adjustments to annuity reserves                                     33,996          10,984
         Transfers from other subaccounts                                16,071,348      38,123,647
         Transfers to other subaccounts                                 (23,627,899)    (29,403,199)
         Transfers from fixed account                                        78,506         223,821
         Transfers to fixed account                                        (933,801)       (360,340)
               Net increase in net assets from unit transactions            551,023      38,846,176
               Net change in net assets                                 (48,146,755)     19,112,672

         NET ASSETS:
         Beginning of period                                            253,326,524     234,213,852
         End of period                                                $ 205,179,769   $ 253,326,524

                               The accompanying notes are an integral part of these financial statements.

                                                     LB VARIABLE ANNUITY ACCOUNT I
                                                    FTI SMALL CAP GROWTH SUBACCOUNT

        Statement of Assets and Liabilities                                  Statement of Operations
                  December 31, 2001                                  For the period from November 30, 2001
ASSETS:                                                              (effective date) to December 31, 2001
   Investment in LB Series Fund, Inc. - FTI Small Cap Growth
     Portfolio 424,669 shares at net asset value of             INVESTMENT INCOME:
     $10.55 per share (cost $4,259,918)     $ 4,480,074            Mortality and expense risk charge     (3,934)
   Receivable from LB for units issued           21,822                Net investment loss               (3,934)
         Total assets                         4,501,896
   LIABILITIES:                                                 REALIZED AND UNREALIZED GAIN
   Payable to LB for mortality and expense                         (LOSS) ON INVESTMENTS:
     risk charge                                  3,934            Net change in unrealized appreciation
         Total liabilities                        3,934             or depreciation of investments      220,156
NET ASSETS                                  $4 ,497,962              Net loss on investments            220,156
                                                                     Net change in net assets resulting
NET ASSETS APPLICABLE TO ANNUITY                                       from operations                $ 216,222
        CONTRACT OWNERS:
   Contracts in accumulation period, accumulation
     units outstanding of 426,759           $ 4,497,962

NET ASSETS                                  $ 4,497,962

   Unit Value (accumulation net assets divided by
     accumulation units outstanding)             $10.54

                                                  Statement of Changes in Net Assets
                                                 For the period from November 30, 2001
                                                 (effective date) to December 31, 2001

         INCREASE (DECREASE) IN NET ASSETS:
         OPERATIONS:
         Net investment loss                                                   ($ 3,934)
         Net change in unrealized appreciation or depreciation
           of investments                                                       220,156
                Net change in net assets resulting from operations              216,222

         UNIT TRANSACTIONS:
         Proceeds from units issued                                           4,029,810
         Net asset value of units redeemed                                         (116)
         Transfers from other subaccounts                                       377,747
         Transfers to other subaccounts                                        (130,113)
         Transfers from fixed account                                             4,412
                Net increase in net assets from unit transactions             4,281,740
                Net change in net assets                                      4,497,962

         NET ASSETS:
         Beginning of period                                                          -
         End of period                                                      $ 4,497,962

                                   The accompanying notes are an integral part of these financial statements.

                                                     LB VARIABLE ANNUITY ACCOUNT I
                                                     MFS MID CAP GROWTH SUBACCOUNT

        Statement of Assets and Liabilities                                  Statement of Operations
                  December 31, 2001                                  For the period from November 30, 2001
ASSETS:                                                               (effective date) to December 31, 2001
   Investment in LB Series Fund, Inc. - MFS Mid Cap Growth
     Portfolio 438,497 shares at net asset value of             INVESTMENT INCOME:
     $10.60 per share (cost $4,408,669)     $ 4,647,729              Mortality and expense risk charge($ 3,941)
   Receivable from LB for units issued          101,564                 Net investment loss             (3,941)
          Total assets                        4,749,293
LIABILITIES:                                                    REALIZED AND UNREALIZED GAIN
   Payable to LB for mortality and expense                         (LOSS) ON INVESTMENTS:
     risk charge                                  3,941            Net change in unrealized appreciation
          Total liabilities                       3,941             or depreciation of investments     239,060
NET ASSETS                                  $ 4,745,352             Net loss on investments            239,060
                                                                     Net change in net assets resulting
NET ASSETS APPLICABLE TO ANNUITY                                        from operations              $ 235,119
       CONTRACT OWNERS:
    Contracts in accumulation period, accumulation
     units outstanding of 448,117           $ 4,745,352
NET ASSETS                                  $ 4,745,352

   Unit Value (accumulation net assets divided by
     accumulation units outstanding)             $10.59

                                                  Statement of Changes in Net Assets
                                                 For the period from November 30, 2001
                                                 (effective date) to December 31, 2001

         INCREASE (DECREASE) IN NET ASSETS:
         OPERATIONS:
         Net investment loss                                                   ($ 3,941)
         Net change in unrealized appreciation or depreciation
             of investments                                                     239,060
                  Net change in net assets resulting from operations            235,119

         UNIT TRANSACTIONS:
         Proceeds from units issued                                           4,016,024
         Net asset value of units redeemed                                         (116)
         Transfers from other subaccounts                                       543,620
         Transfers to other subaccounts                                         (63,804)
         Transfers from fixed account                                            21,556
         Transfers to fixed account                                              (7,047)
                  Net increase in net assets from unit transactions           4,510,233
                  Net change in net assets                                    4,745,352

         NET ASSETS:
         Beginning of period                                                          -
         End of period                                                      $ 4,745,352

                              The accompanying notes are an integral part of these financial statements.

                                                     LB VARIABLE ANNUITY ACCOUNT I
                                                       MID CAP GROWTH SUBACCOUNT

        Statement of Assets and Liabilities                                  Statement of Operations
                  December 31, 2001                                       Year Ended December 31, 2001
ASSETS:
   Investment in LB Series Fund, Inc. - Mid Cap Growth         INVESTMENT INCOME:
     Portfolio 24,751,232 shares at net asset value of              Dividend income                  $ 1,326,883
     $13.04 per share (cost $362,655,625) $ 322,729,366             Mortality and expense risk charge (3,380,233)
   Receivable from LB for units issued          302,874                Net investment loss            (2,053,350)
   Receivable from LB for annuity reserve
     adjustment                                  71,280        REALIZED AND UNREALIZED GAIN
          Total assets                      323,103,520             (LOSS) ON INVESTMENTS:
LIABILITIES:                                                      Net realized gain on investments    20,733,285
   Payable to LB for mortality and expense                        Net change in unrealized appreciation
       risk charge                              295,968            or depreciation of investments    (92,348,402)
            Total liabilities                   295,968                Net loss on investments       (71,615,117)
NET ASSETS                                $ 322,807,552                Net change in net assets resulting
                                                                          from operations          ($ 73,668,467)
NET ASSETS APPLICABLE TO ANNUITY
      CONTRACT OWNERS:
    Contracts in accumulation period, accumulation
     units outstanding of 21,999,035      $ 320,298,434
    Reserves for contracts in annuity payment
     period (note 2)                          2,509,118
NET ASSETS                                $ 322,807,552

   Unit Value (accumulation net assets divided by
        accumulation units outstanding)          $14.56

                                                  Statement of Changes in Net Assets
                                                Years Ended December 31, 2001 and 2000

                                                                           2001              2000
         INCREASE (DECREASE) IN NET ASSETS:
         OPERATIONS:
         Net investment loss                                           ($ 2,053,350)   ($ 2,880,934)
         Net realized gain on investments                                20,733,285      14,537,660
         Net change in unrealized appreciation or depreciation
             of investments                                             (92,348,402)      5,510,848
                  Net change in net assets resulting from operations    (73,668,467)     17,167,574

         UNIT TRANSACTIONS:
         Proceeds from units issued                                      59,946,993     102,001,158
         Net asset value of units redeemed                              (17,325,198)    (12,451,823)
         Annuity benefit payments                                          (224,886)       (107,181)
         Adjustments to annuity reserves                                     40,669          28,776
         Transfers from other subaccounts                                62,850,627     110,884,877
         Transfers to other subaccounts                                 (44,578,620)    (35,089,702)
         Transfers from fixed account                                       471,386         856,589
         Transfers to fixed account                                      (1,775,844)       (514,231)
                  Net increase in net assets from unit transactions      59,405,127     165,608,463
                  Net change in net assets                              (14,263,340)    182,776,037

         NET ASSETS:
         Beginning of period                                            337,070,892     154,294,855
         End of period                                                $ 322,807,552   $ 337,070,892

                              The accompanying notes are an integral part of these financial statements.

                                                     LB VARIABLE ANNUITY ACCOUNT I
                                                        WORLD GROWTH SUBACCOUNT

        Statement of Assets and Liabilities                                  Statement of Operations
                  December 31, 2001                                       Year Ended December 31, 2001
ASSETS:
   Investment in LB Series Fund, Inc. - World Growth           INVESTMENT INCOME:
     Portfolio 25,843,253 shares at net asset value of              Dividend income                 $ 1,051,950
     $10.02 per share (cost $317,862,924) $ 258,859,981             Mortality and expense risk charge(3,019,482)
   Receivable from LB for units issued          178,531               Net investment loss            (1,967,532)
   Receivable from LB for annuity reserve
     adjustment                                  67,818        REALIZED AND UNREALIZED GAIN
           Total assets                     259,106,330              (LOSS) ON INVESTMENTS:
LIABILITIES:                                                      Net realized gain on investments   21,447,216
   Payable to LB for mortality and expense                        Net change in unrealized appreciation
     risk charge                                236,876            or depreciation of investments   (90,586,218)
          Total liabilities                     236,876               Net loss on investments       (69,139,002)
NET ASSETS                                $ 258,869,454               Net change in net assets resulting
                                                                        from operations           ($ 71,106,534)
NET ASSETS APPLICABLE TO ANNUITY
       CONTRACT OWNERS:
    Contracts in accumulation period, accumulation
     units outstanding of 23,248,744       $256,394,325
    Reserves for contracts in annuity payment
     period (note 2)                          2,475,129
NET ASSETS                                 $258,869,454

   Unit Value (accumulation net assets divided by
     accumulation units outstanding)             $11.03

                                                  Statement of Changes in Net Assets
                                                Years Ended December 31, 2001 and 2000

                                                                           2001              2000
         INCREASE (DECREASE) IN NET ASSETS:
         OPERATIONS:
         Net investment loss                                           ($ 1,967,532)   ($ 3,453,810)
         Net realized gain on investments                                21,447,216       8,251,499
         Net change in unrealized appreciation or depreciation
             of investments                                             (90,586,218)    (63,915,149)
                   Net change in net assets resulting from operations   (71,106,534)    (59,117,460)

         UNIT TRANSACTIONS:
         Proceeds from units issued                                      38,347,734      77,758,113
         Net asset value of units redeemed                              (16,100,983)    (17,456,319)
         Annuity benefit payments                                          (211,306)       (170,248)
         Adjustments to annuity reserves                                     26,912          23,997
         Transfers from other subaccounts                                25,959,117      52,144,547
         Transfers to other subaccounts                                 (33,953,884)    (31,912,132)
         Transfers from fixed account                                       160,169         367,121
         Transfers to fixed account                                      (1,868,100)       (568,160)
                   Net increase in net assets from unit transactions     12,359,660      80,186,919
                   Net change in net assets                             (58,746,874)     21,069,459

         NET ASSETS:
         Beginning of period                                            317,616,328     296,546,869
         End of period                                                $ 258,869,454   $ 317,616,328

                              The accompanying notes are an integral part of these financial statements.

                                                     LB VARIABLE ANNUITY ACCOUNT I
                                                         FI ALL CAP SUBACCOUNT

        Statement of Assets and Liabilities                                  Statement of Operations
                  December 31, 2001                                  For the period from November 30, 2001
ASSETS:                                                               (effective date) to December 31, 2001
   Investment in LB Series Fund, Inc. - FI All Cap Growth
     Portfolio 482,065 shares at net asset value of            INVESTMENT INCOME:
     $10.30 per share (cost $4,847,727)     $ 4,970,041             Mortality and expense risk charge  ($ 3,967)
   Receivable from LB for units issued          208,223                Net investment loss               (3,967)
          Total assets                        5,178,264
LIABILITIES:                                                   REALIZED AND UNREALIZED GAIN
   Payable to LB for mortality and expense                          (LOSS) ON INVESTMENTS:
     risk charge                                  3,967           Net change in unrealized appreciation
          Total liabilities                       3,967            or depreciation of investments       122,314
NET ASSETS                                  $ 5,174,297                Net loss on investments          122,314
                                                                       Net change in net assets resulting
NET ASSETS APPLICABLE TO ANNUITY                                            from operations           $ 118,347
CONTRACT OWNERS:
    Contracts in accumulation period, accumulation
     units outstanding of 502,342           $ 5,174,297
NET ASSETS                                  $ 5,174,297

   Unit Value (accumulation net assets divided by
     accumulation units outstanding)             $10.30

                                                  Statement of Changes in Net Assets
                                                 For the period from November 30, 2001
                                                 (effective date) to December 31, 2001

         INCREASE (DECREASE) IN NET ASSETS:
         OPERATIONS:
         Net investment loss                                                   ($ 3,967)
         Net change in unrealized appreciation or depreciation
             of investments                                                     122,314
                   Net change in net assets resulting from operations           118,347

         UNIT TRANSACTIONS:
         Proceeds from units issued                                           4,061,860
         Net asset value of units redeemed                                         (617)
         Transfers from other subaccounts                                     1,277,704
         Transfers to other subaccounts                                        (310,453)
         Transfers from fixed account                                            28,554
         Transfers to fixed account                                              (1,098)
                   Net increase in net assets from unit transactions          5,055,950
                   Net change in net assets                                   5,174,297

         NET ASSETS:
         Beginning of period                                                          -
         End of period                                                      $ 5,174,297

                              The accompanying notes are an integral part of these financial statements.

                                                     LB VARIABLE ANNUITY ACCOUNT I
                                                           GROWTH SUBACCOUNT

        Statement of Assets and Liabilities                                  Statement of Operations
                  December 31, 2001                                       Year Ended December 31, 2001
ASSETS:
   Investment in LB Series Fund, Inc. - Growth                 INVESTMENT INCOME:
     Portfolio 104,145,058 shares at net asset value of                Dividend income                 $ 3,756,235
     $15.25 per share (cost $2,105,122,465) $ 1,588,166,399           Mortality and expense risk charge(18,530,470)
   Receivable from LB for units issued              747,796                Net investment loss         (14,774,235)
   Receivable from LB for annuity reserve
     adjustment                                     547,785    REALIZED AND UNREALIZED GAIN
           Total assets                       1,589,461,980      (LOSS) ON INVESTMENTS:
LIABILITIES:                                                      Net realized gain on investments     363,624,378
   Payable to LB for mortality and expense                        Net change in unrealized appreciation
     risk charge                                 1,477,632         or depreciation of investments     (744,880,128)
           Total liabilities                     1,477,632               Net loss on investments      (381,255,750)
NET ASSETS                                 $ 1,587,984,348               Net change in net assets resulting
                                                                              from operations       ($ 396,029,985)
NET ASSETS APPLICABLE TO ANNUITY
      CONTRACT OWNERS:
    Contracts in accumulation period, accumulation
     units outstanding of 30,408,734       $ 1,568,149,964
    Reserves for contracts in annuity payment
     period (note 2)                            19,834,384
NET ASSETS                                 $ 1,587,984,348

   Unit Value (accumulation net assets divided by
     accumulation units outstanding)                $51.57

                                                  Statement of Changes in Net Assets
                                                Years Ended December 31, 2001 and 2000

                                                                           2001              2000
         INCREASE (DECREASE) IN NET ASSETS:
         OPERATIONS:
         Net investment loss                                          ($ 14,774,235)  ($ 16,107,999)
         Net realized gain on investments                               363,624,378     323,799,950
         Net change in unrealized appreciation or depreciation
            of investments                                             (744,880,128)   (436,636,351)
                  Net change in net assets resulting from operations   (396,029,985)   (128,944,400)

         UNIT TRANSACTIONS:
         Proceeds from units issued                                     187,556,447     316,384,037
         Net asset value of units redeemed                             (115,460,100)   (133,889,195)
         Annuity benefit payments                                        (2,000,718)     (1,946,840)
         Adjustments to annuity reserves                                    171,359         206,723
         Transfers from other subaccounts                               142,261,896     190,769,565
         Transfers to other subaccounts                                (167,601,616)   (172,514,583)
         Transfers from fixed account                                       999,397       1,870,444
         Transfers to fixed account                                     (10,210,142)     (5,075,660)
                  Net increase in net assets from unit transactions      35,716,522     195,804,491
                  Net change in net assets                             (360,313,463)     66,860,091

         NET ASSETS:
         Beginning of period                                          1,948,297,811   1,881,437,720
         End of period                                              $ 1,587,984,348 $ 1,948,297,811

                              The accompanying notes are an integral part of these financial statements.

                                                     LB VARIABLE ANNUITY ACCOUNT I
                                                    MFS INVESTORS GROWTH SUBACCOUNT

        Statement of Assets and Liabilities                                  Statement of Operations
                  December 31, 2001                                  For the period from November 30, 2001
ASSETS:                                                               (effective date) to December 31, 2001
   Investment in LB Series Fund, Inc. - MFS Investors Growth
     Portfolio 461,014 shares at net asset value of            INVESTMENT INCOME:
     $10.08 per share (cost $4,616,950)     $ 4,651,113             Mortality and expense risk charge  ($ 3,845)
   Receivable from LB for units issued          100,281                  Net investment loss             (3,845)
           Total assets                       4,751,394
LIABILITIES:                                                   REALIZED AND UNREALIZED GAIN
   Payable to LB for mortality and expense                             (LOSS) ON INVESTMENTS:
     risk charge                                  3,845            Net change in unrealized appreciation
          Total liabilities                       3,845            or depreciation of investments        34,163
NET ASSETS                                  $ 4,747,549                     Net loss on investments      34,163
                                                                             Net change in net assets resulting
NET ASSETS APPLICABLE TO ANNUITY                                               from operations         $ 30,318
       CONTRACT OWNERS:
    Contracts in accumulation period, accumulation
     units outstanding of 471,010           $ 4,747,549
NET ASSETS                                  $ 4,747,549

   Unit Value (accumulation net assets divided by
     accumulation units outstanding)             $10.08

                                                  Statement of Changes in Net Assets
                                                 For the period from November 30, 2001
                                                 (effective date) to December 31, 2001

         INCREASE (DECREASE) IN NET ASSETS:
         OPERATIONS:
         Net investment loss                                                   ($ 3,845)
         Net change in unrealized appreciation or depreciation
           of investments                                                        34,163
                 Net change in net assets resulting from operations              30,318

         UNIT TRANSACTIONS:
         Proceeds from units issued                                           4,055,276
         Net asset value of units redeemed                                         (111)
         Transfers from other subaccounts                                       811,091
         Transfers to other subaccounts                                        (154,025)
         Transfers from fixed account                                             5,000
                 Net increase in net assets from unit transactions            4,717,231
                 Net change in net assets                                     4,747,549

         NET ASSETS:
         Beginning of period                                                          -
         End of period                                                      $ 4,747,549

                              The accompanying notes are an integral part of these financial statements.

                                                     LB VARIABLE ANNUITY ACCOUNT I
                                                      TRP GROWTH STOCK SUBACCOUNT

        Statement of Assets and Liabilities                                  Statement of Operations
                  December 31, 2001                                  For the period from November 30, 2001
ASSETS:                                                               (effective date) to December 31, 2001
   Investment in LB Series Fund, Inc. - TRP Growth
     Stock Portfolio 489,089 shares at net asset value of                                   INVESTMENT INCOME:
     $10.16 per share (cost $4,907,469)     $ 4,970,722                Mortality and expense risk charge($ 3,893)
   Receivable from LB for units issued          151,748                    Net investment loss            (3,893)
            Total assets                      5,122,470
LIABILITIES:                                                   REALIZED AND UNREALIZED GAIN
   Payable to LB for mortality and expense                           (LOSS) ON INVESTMENTS:
     risk charge                                  3,893           Net change in unrealized appreciation
            Total liabilities                     3,893            or depreciation of investments         63,253
NET ASSETS                                  $ 5,118,577                   Net loss on investments         63,253
                                                                           Net change in net assets resulting
NET ASSETS APPLICABLE TO ANNUITY                                            from operations             $ 59,360
       CONTRACT OWNERS:
    Contracts in accumulation period, accumulation
     units outstanding of 504,103           $ 5,118,577
NET ASSETS                                  $ 5,118,577

   Unit Value (accumulation net assets divided by
     accumulation units outstanding)             $10.15

                                                  Statement of Changes in Net Assets
                                                 For the period from November 30, 2001
                                                 (effective date) to December 31, 2001

         INCREASE (DECREASE) IN NET ASSETS:
         OPERATIONS:
         Net investment loss                                                   ($ 3,893)
         Net change in unrealized appreciation or depreciation
           of investments                                                        63,253
                 Net change in net assets resulting from operations              59,360

         UNIT TRANSACTIONS:
         Proceeds from units issued                                           4,010,100
         Net asset value of units redeemed                                       (2,978)
         Transfers from other subaccounts                                     1,137,793
         Transfers to other subaccounts                                         (85,698)
                 Net increase in net assets from unit transactions            5,059,217
                 Net change in net assets                                     5,118,577

         NET ASSETS:
         Beginning of period                                                          -
         End of period                                                      $ 5,118,577

                              The accompanying notes are an integral part of these financial statements.

                                                     LB VARIABLE ANNUITY ACCOUNT I
                                                           VALUE SUBACCOUNT

        Statement of Assets and Liabilities                                  Statement of Operations
                  December 31, 2001                                  For the period from November 30, 2001
ASSETS:                                                               (effective date) to December 31, 2001
   Investment in LB Series Fund, Inc. - Value
     Portfolio 531,491 shares at net asset value of             INVESTMENT INCOME:
     $10.14 per share (cost $5,334,367)     $ 5,391,591               Mortality and expense risk charge($ 3,958)
   Receivable from LB for units issued          257,533                  Net investment loss             (3,958)
          Total assets                        5,649,124
LIABILITIES:                                                    REALIZED AND UNREALIZED GAIN
   Payable to LB for mortality and expense                            (LOSS) ON INVESTMENTS:
     risk charge                                  3,958            Net change in unrealized appreciation
          Total liabilities                       3,958               or depreciation of investments     57,224
NET ASSETS                                  $ 5,645,166                   Net loss on investments        57,224
                                                                           Net change in net assets resulting
NET ASSETS APPLICABLE TO ANNUITY                                               from operations         $ 53,266
       CONTRACT OWNERS:
    Contracts in accumulation period, accumulation
     units outstanding of 557,003           $ 5,645,166
NET ASSETS                                  $ 5,645,166

   Unit Value (accumulation net assets divided by
     accumulation units outstanding)             $10.13

                                                  Statement of Changes in Net Assets
                                                 For the period from November 30, 2001
                                                 (effective date) to December 31, 2001

         INCREASE (DECREASE) IN NET ASSETS:
         OPERATIONS:
         Net investment loss                                                   ($ 3,958)
         Net change in unrealized appreciation or depreciation
           of investments                                                        57,224
                 Net change in net assets resulting from operations              53,266

         UNIT TRANSACTIONS:
         Proceeds from units issued                                           4,167,693
         Net asset value of units redeemed                                       (5,385)
         Transfers from other subaccounts                                     1,799,279
         Transfers to other subaccounts                                        (369,687)
                 Net increase in net assets from unit transactions            5,591,900
                 Net change in net assets                                     5,645,166

         NET ASSETS:
         Beginning of period                                                          -
         End of period                                                      $ 5,645,166

                              The accompanying notes are an integral part of these financial statements.

                                                     LB VARIABLE ANNUITY ACCOUNT I
                                                         HIGH YIELD SUBACCOUNT

        Statement of Assets and Liabilities                                  Statement of Operations
                  December 31, 2001                                       Year Ended December 31, 2001
ASSETS:
   Investment in LB Series Fund, Inc. - High Yield             INVESTMENT INCOME:
     Portfolio 87,335,741 shares at net asset value of               Dividend income                $ 65,221,455
     $5.41 per share (cost $794,595,983)  $ 472,387,475              Mortality and expense risk charge(5,563,742)
   Receivable from LB for units issued          289,858                  Net investment loss          59,657,713
   Receivable from LB for annuity reserve
     adjustment                                 240,226        REALIZED AND UNREALIZED GAIN
           Total assets                     472,917,559              (LOSS) ON INVESTMENTS:
LIABILITIES:                                                      Net realized gain on investments   (20,300,689)
   Payable to LB for mortality and expense                        Net change in unrealized appreciation
     risk charge                                439,975            or depreciation of investments    (64,225,963)
           Total liabilities                    439,975                  Net loss on investments     (84,526,652)
NET ASSETS                                $ 472,477,584                  Net change in net assets resulting
                                                                             from operations       ($ 24,868,939)
NET ASSETS APPLICABLE TO ANNUITY
      CONTRACT OWNERS:
    Contracts in accumulation period, accumulation
     units outstanding of 21,241,884      $ 465,775,248
    Reserves for contracts in annuity payment
     period (note 2)                          6,702,336
NET ASSETS                                $ 472,477,584

   Unit Value (accumulation net assets divided by
     accumulation units outstanding)             $21.93

                                                  Statement of Changes in Net Assets
                                                Years Ended December 31, 2001 and 2000

                                                                           2001              2000
         INCREASE (DECREASE) IN NET ASSETS:
         OPERATIONS:
         Net investment loss                                           $ 59,657,713    $ 67,516,105
         Net realized gain on investments                               (20,300,689)     (4,187,567)
         Net change in unrealized appreciation or depreciation
           of investments                                               (64,225,963)   (202,162,776)
                 Net change in net assets resulting from operations     (24,868,939)   (138,834,238)

         UNIT TRANSACTIONS:
         Proceeds from units issued                                      55,933,405      99,715,061
         Net asset value of units redeemed                              (43,387,862)    (47,807,940)
         Annuity benefit payments                                          (746,632)       (587,765)
         Adjustments to annuity reserves                                     60,408         107,607
         Transfers from other subaccounts                                36,509,147      49,524,964
         Transfers to other subaccounts                                 (58,882,474)    (77,376,487)
         Transfers from fixed account                                       250,186         492,827
         Transfers to fixed account                                      (4,298,059)     (2,832,983)
                 Net increase in net assets from unit transactions      (14,561,881)     21,235,284
                 Net change in net assets                               (39,430,820)   (117,598,954)

         NET ASSETS:
         Beginning of period                                            511,908,404     629,507,358
         End of period                                                $ 472,477,584   $ 511,908,404

                              The accompanying notes are an integral part of these financial statements.

                                                     LB VARIABLE ANNUITY ACCOUNT I
                                                           INCOME SUBACCOUNT

        Statement of Assets and Liabilities                                  Statement of Operations
                  December 31, 2001                                       Year Ended December 31, 2001
ASSETS:
   Investment in LB Series Fund, Inc. - Income                 INVESTMENT INCOME:
      Portfolio 56,843,321 shares at net asset value of              Dividend income                  $ 31,306,914
      $9.80 per share (cost $556,180,582) $ 556,999,723              Mortality and expense risk charge  (5,661,706)
   Receivable from LB for units issued          485,058                 Net investment loss             25,645,208
   Receivable from LB for annuity reserve
      adjustment                                153,869        REALIZED AND UNREALIZED GAIN
            Total assets                    557,638,650              (LOSS) ON INVESTMENTS:
LIABILITIES:                                                      Net realized gain on investments          67,201
   Payable to LB for mortality and expense                        Net change in unrealized appreciation
      risk charge                               516,240           or depreciation of investments         3,602,579
            Total liabilities                   516,240                 Net loss on investments          3,669,780
NET ASSETS                                $ 557,122,410                 Net change in net assets resulting
                                                                             from operations          $ 29,314,988
NET ASSETS APPLICABLE TO ANNUITY
       CONTRACT OWNERS:
    Contracts in accumulation period, accumulation
      units outstanding of 21,672,281     $ 549,489,571
    Reserves for contracts in annuity payment
      period (note 2)                         7,632,839
NET ASSETS                                $ 557,122,410

   Unit Value (accumulation net assets divided by
      accumulation units outstanding)            $25.35

                                                  Statement of Changes in Net Assets
                                                Years Ended December 31, 2001 and 2000

                                                                           2001              2000
         INCREASE (DECREASE) IN NET ASSETS:
         OPERATIONS:
         Net investment loss                                           $ 25,645,208    $ 24,109,882
         Net realized gain on investments                                    67,201        (881,057)
         Net change in unrealized appreciation or depreciation
           of investments                                                 3,602,579      14,451,270
                 Net change in net assets resulting from operations      29,314,988      37,680,095

         UNIT TRANSACTIONS:
         Proceeds from units issued                                      80,936,043      63,980,805
         Net asset value of units redeemed                              (48,745,776)    (36,217,784)
         Annuity benefit payments                                          (748,172)       (302,284)
         Adjustments to annuity reserves                                     60,593          59,252
         Transfers from other subaccounts                               106,039,038      37,365,577
         Transfers to other subaccounts                                 (61,072,360)    (55,167,174)
         Transfers from fixed account                                       867,951         469,714
         Transfers to fixed account                                      (5,197,569)     (2,971,832)
                 Net increase in net assets from unit transactions       72,139,748        7,216,274
                 Net change in net assets                               101,454,736      44,896,369

         NET ASSETS:
         Beginning of period                                            455,667,674     410,771,305
         End of period                                                $ 557,122,410   $ 455,667,674

                              The accompanying notes are an integral part of these financial statements.

                                                    LB VARIABLE ANNUITY ACCOUNT I
                                                  LIMITED MATURITY BOND SUBACCOUNT

        Statement of Assets and Liabilities                                  Statement of Operations
                  December 31, 2001                                   For the period from November 30, 2001
ASSETS:                                                               (effective date) to December 31, 2001
   Investment in LB Series Fund, Inc. - Limited Maturity
     Bond Portfolio 1,704,368 shares at net asset value of                                  INVESTMENT INCOME:
     $9.91 per share (cost $17,030,497)    $ 16,894,059             Dividend income                     $  43,970
   Receivable from LB for units issued          802,854             Mortality and expense risk charge     (14,968)
            Total assets                     17,696,913                 Net investment loss                29,002
LIABILITIES:
   Payable to LB for mortality and expense                     REALIZED AND UNREALIZED GAIN
     risk charge                                 14,968             (LOSS) ON INVESTMENTS:
           Total liabilities                     14,968           Net change in unrealized appreciation
NET ASSETS                                 $ 17,681,945           or depreciation of investments         (136,438)
                                                                         Net loss on investments         (136,438)
NET ASSETS APPLICABLE TO ANNUITY                                        Net change in net assets resulting
      CONTRACT OWNERS:                                                    from operations              ($ 107,436)
    Contracts in accumulation period, accumulation
     units outstanding of 1,780,622        $ 17,681,945
NET ASSETS                                 $ 17,681,945

   Unit Value (accumulation net assets divided by
     accumulation units outstanding)              $9.93

                                                  Statement of Changes in Net Assets
                                                 For the period from November 30, 2001
                                                 (effective date) to December 31, 2001

         INCREASE (DECREASE) IN NET ASSETS:
         OPERATIONS:
         Net investment loss                                                   $ 29,002
         Net change in unrealized appreciation or depreciation
           of investments                                                      (136,438)
                 Net change in net assets resulting from operations            (107,436)

         UNIT TRANSACTIONS:
         Proceeds from units issued                                          16,094,960
         Net asset value of units redeemed                                       (4,250)
         Transfers from other subaccounts                                     2,540,137
         Transfers to other subaccounts                                        (871,153)
         Transfers from fixed account                                            29,687
                 Net increase in net assets from unit transactions           17,789,381
                 Net change in net assets                                    17,681,945

         NET ASSETS:
         Beginning of period                                                          -
         End of period                                                     $ 17,681,945

                              The accompanying notes are an integral part of these financial statements.

                                                     LB VARIABLE ANNUITY ACCOUNT I
                                                        MONEY MARKET SUBACCOUNT

        Statement of Assets and Liabilities                                  Statement of Operations
                  December 31, 2001                                       Year Ended December 31, 2001
ASSETS:
   Investment in LB Series Fund, Inc. - Money Market           INVESTMENT INCOME:
     Portfolio 234,107,290 shares at net asset value of              Dividend income                  $ 7,664,206
     $1.00 per share (cost $234,107,290)  $ 234,107,290              Mortality and expense risk charge (2,273,256)
   Receivable from LB for annuity reserve                                Net investment income        $ 5,390,950
     adjustment                                  36,889
           Total assets                     234,144,179
LIABILITIES:
   Payable to LB for units redeemed             142,378
   Payable to LB for mortality and expense
     risk charge                                219,010
           Total liabilities                    361,388
NET ASSETS                                $ 233,782,791

NET ASSETS APPLICABLE TO ANNUITY
       CONTRACT OWNERS:
    Contracts in accumulation period, accumulation
     units outstanding of 128,732,333     $ 232,537,325
    Reserves for contracts in annuity payment
     period (note 2)                          1,245,466
NET ASSETS                                $ 233,782,791

   Unit Value (accumulation net assets divided by
     accumulation units outstanding)              $1.81

                                                  Statement of Changes in Net Assets
                                                Years Ended December 31, 2001 and 2000

                                                                           2001              2000
         INCREASE (DECREASE) IN NET ASSETS:
         OPERATIONS:
         Net investment income                                          $ 5,390,950     $ 6,957,650

         UNIT TRANSACTIONS:
         Proceeds from units issued                                     113,213,664      98,437,487
         Net asset value of units redeemed                              (30,436,882)    (18,004,362)
         Annuity benefit payments                                          (184,394)        (59,294)
         Adjustments to annuity reserves                                     10,369          22,570
         Transfers from other subaccounts                               145,552,290      89,143,281
         Transfers to other subaccounts                                (143,978,591)   (166,128,110)
         Transfers from fixed account                                     1,913,432       4,673,849
         Transfers to fixed account                                     (11,303,895)     (9,703,345)
                 Net increase in net assets from unit transactions       74,785,994      (1,617,924)
                 Net change in net assets                                80,176,944       5,339,726

         NET ASSETS:
         Beginning of period                                            153,605,847     148,266,121
         End of period                                                $ 233,782,791   $ 153,605,847

                                   The accompanying notes are an integral part of these financial statements.

                                                         LB VARIABLE ANNUITY ACCOUNT I
                                                         Notes to Financial Statements

(1)      ORGANIZATION

The LB Variable Annuity Account I (the Variable Account), is registered as a unit investment trust under the Investment Company Act of 1940, and is a separate account of Lutheran Brotherhood (LB). LB offers financial services to Lutherans and is a fraternal benefit society owned by and operated for its members. The Variable Account contains fourteen subaccounts - Opportunity Growth, FTI Small Cap
Growth, MFS Mid Cap Growth, Mid Cap Growth, World Growth, FI All Cap, Growth, MFS Investors Growth, TRP Growth Stock, Value, High
Yield, Income, Limited Maturity Bond and Money Market - each of which invests in a corresponding portfolio of the LB Series Fund,
Inc. (the Fund). The Fund is registered under the Investment Company Act of 1940 as a diversified open-end investment company.

Effective January 1, 2002, LB has merged with and into Aid Association for Lutherans (AAL). The Variable Account operates as a separate account of the merged organization.

The Variable Account is used to fund only flexible premium deferred variable annuity contracts issued by LB.  Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of LB.  The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by LB.

(2) SIGNIFICANT ACCOUNTING POLICIES

Investments
The investments in shares of the Fund are stated at the net asset value of the Fund. The cost of shares sold and redeemed is determined on the average cost method.  Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the Variable Account on the ex-dividend date.

Federal Income Taxes
LB qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been charged against the Variable Account. LB reserves the right to charge for taxes in the future.

Annuity Reserves
Annuity reserves are computed for currently payable contracts according to the 1983 Table A mortality table and the 2000 IAM mortality table. The assumed interest is 3.5 percent. Changes to annuity reserves are based on actual mortality and risk experience.
If the reserves required are less than the original estimated reserve amount held in the Variable Account, the excess is reimbursed to LB. If additional reserves are required, LB reimburses the Variable Account.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(3) RELATED PARTY TRANSACTIONS

Proceeds received by the Variable Account for units issued represent gross contract premiums received by LB. No charge for sales distribution expense is deducted from premiums received.

A surrender charge is deducted by LB if a contract is surrendered in whole or in part during the first six years the contract is in force. The surrender charge is 6% during the first contract year, and decreases by 1% each subsequent contract year. For purposes of the surrender charge calculation, up to 10% of a contract's accumulated value may be excluded from the calculation each year.
Surrender charges of $2,679,913, $2,548,133 and $2,145,939 were deducted in 2001, 2000 and 1999, respectively.

An annual administrative charge of $30 is deducted on each contract anniversary from the accumulated value of the contract to compensate LB for administrative expenses relating to the contract and the Variable Account. This charge is deducted by redeeming units of the subaccounts of the Variable Account. No such charge is deducted from contracts for which total premiums paid, less surrenders, equals or exceeds $5,000. No administrative charge is payable during the annuity period. Administrative charges of
$582,779, $399,546 and $404,492 were deducted in 2001, 2000 and 1999, respectively.

A daily charge is deducted from the value of the net assets of the Variable Account to compensate LB for mortality and expense risks assumed in connection with the contract and is equivalent to an annual rate of 1.1% of the average daily net assets of the Variable
Account. Mortality and expense risk charges of $40,788,844, $44,323,843 and $33,343,836 were deducted in 2001, 2000 and 1999, respectively.

A fixed account investment option is available for Contract Owners of the flexible premium deferred variable annuity. Assets of the fixed account are combined with the general assets of LB and invested by LB as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements. The asset value of net transfers (to) from the fixed account was ($30,765,319), ($13,072,186) and ($4,931,386) in 2001, 2000 and 1999, respectively.

(4) UNIT ACTIVITY

Transactions in units (including transfers among subaccounts) were as follows:

                                                                    Subaccounts

                          Opportunity     FTI Small Cap      MFS Mid         Mid Cap      World       FI All
                             Growth         Growth         Cap Growth        Growth       Growth        Cap        Growth
     Units outstanding at
     December 31, 1999     16,400,624              -                -      9,407,840    17,359,292          -    27,300,490

       Units issued         5,953,840              -                -     11,749,504     8,437,919          -     7,360,398
       Units redeemed      (3,363,875)             -                -     (2,900,545)   (3,495,414)         -    (4,756,783)

     Units outstanding at
     December 31, 2000     18,990,589              -                -     18,256,799    22,301,797          -    29,904,105
       Units issued         3,509,384        440,238          455,982      8,298,179     5,560,662    532,364     6,204,248
       Units redeemed      (3,567,563)       (13,479)          (7,865)    (4,555,943)   (4,613,715)   (30,022)   (5,699,619)

     Units outstanding at
     December 31, 2001     18,932,410        426,759          448,117     21,999,035    23,248,744    502,342    30,408,734

                                                                  Subaccounts

                         MFS Investors     TRP Growth                    High                       Limited         Money
                            Growth            Stock         Value        Yield        Income     Maturity Bond     Market
Units outstanding at
December 31, 1999                 -               -             -      21,383,391    18,690,873           -      88,494,861
  Units issued                    -               -             -       5,487,037     4,636,537           -     114,340,246
  Units redeemed                  -               -             -      (4,884,009)   (4,452,823)          -    (115,906,696)

Units outstanding at
December 31, 2000                 -               -             -      21,986,419    18,874,587           -      86,928,411
  Units issued              488,753         512,764       598,993       4,188,830     7,646,584   1,869,146     149,128,429
  Units redeemed            (17,743)         (8,661)      (41,989)     (4,933,365)   (4,848,890)    (88,524)   (107,324,507)

Units outstanding at
December 31, 2001           471,010         504,103       557,003      21,241,884    21,672,281   1,780,622     128,732,333

(5) PURCHASES AND SALES OF INVESTMENTS
The aggregate costs of purchases and proceeds from sales of investments in the LB Series Fund, Inc. were as follows:

                                                                  Subaccounts
                         Opportunity   FTI Small Cap     MFS Mid Cap      Mid Cap        World        FI All
                            Growth        Growth           Growth         Growth         Growth         Cap         Growth
For the year ended
December 31, 2000
    Purchases            $39,322,547   $         -       $        -    $178,314,167   $86,410,688            -    $519,310,445
    Sales                  3,137,307             -                -         209,846     1,715,849            -      20,855,278

For the year ended
December 31, 2001
    Purchases            $21,475,479    $4,259,918       $4,408,669     $85,840,058   $44,675,108   $4,847,727    $459,747,601
    Sales                  9,776,035             -                -       6,323,017    10,620,594            -      57,733,255

                                                                  Subaccounts
                       MFS Investors      TRP Growth                     High                         Limited          Money
                          Growth             Stock         Value         Yield        Income       Maturity Bond      Market
For the year ended
December 31, 2000
    Purchases           $         -     $         -    $        -    $106,727,852    $52,490,500   $         -     $55,468,874
    Sales                         -               -             -      18,356,394     21,381,691             -      49,555,022

For the year ended
December 31, 2001
    Purchases            $4,616,950      $4,907,476    $5,334,367     $78,411,611   $107,316,440   $17,030,497    $113,794,635
    Sales                         -               8             -      33,157,371      9,515,170             -      33,022,806

(6) UNIT VALUES
A summary of unit values outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying fund portfolios, for the year or period ended December 31, 2001, follows.

                                                                Subaccounts
                         Opportunity     FTI Small Cap    MFS Mid Cap     Mid Cap        World       FI All
                            Growth          Growth          Growth        Growth         Growth        Cap        Growth
Units                     18,932,410        426,759         448,117      21,999,035    23,248,744    502,342    30,408,734
Beginning Unit Value          $13.24      $10.00(a)       $10.00(a)          $18.35        $14.12  $10.00(a)        $64.49
Ending Unit Value             $10.74         $10.54          $10.59          $14.56        $11.03     $10.30        $51.57
Net Assets (in $millions)     $205.2           $4.5            $4.7          $322.8        $258.9       $5.2      $1,588.0
Expenses as a % of Average
  Net Assets (b)               1.10%       1.10%(c)        1.10%(c)           1.10%         1.10%   1.10%(c)         1.10%
Total Return                (18.93)%          5.40%           5.90%        (20.63)%      (21.91)%      3.00%      (20.03)%

                                                                  Subaccounts
                        MFS Investors     TRP Growth                    High                        Limited         Money
                              Growth         Stock         Value        Yield        Income      Maturity Bond     Market
Units                         471,010        504,103      557,003   21,241,884      21,672,281    1,780,622     128,732,333
Beginning Unit Value        $10.00(a)      $10.00(a)    $10.00(a)       $23.02          $23.88    $10.00(a)           $1.76
Ending Unit Value              $10.08         $10.15       $10.13       $21.93          $25.35        $9.93           $1.81
Net Assets (in $millions)        $4.7           $5.1         $5.6       $472.5          $557.1        $17.7          $233.8
Expenses as a % of Average
  Net Assets (b)             1.10%(c)       1.10%(c)     1.10%(c)        1.10%           1.10%     1.10%(c)           1.10%
Total Return                    0.80%          1.54%        1.35%      (4.66)%           6.20%      (0.70)%           2.86%

(a) Commenced operations on November 30, 2001

(b) For the year or period ending December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contract holder accounts through the redemptionof units.

(c) Annualized

Comment on Financial Statements of AAL/LB, AAL and LB
------------------------------------------------------------------------------------------

On January 1, 2002, LB merged with and into AAL. The following pages include the audited supplemental consolidated financial statements of AAL/LB as of and for the one-year period ended December 31, 2001, in accordance with accounting principles generally accepted in the
United States of America, giving retroactive effect to the merger. Also included are the separate financial statements of AAL and LB as of and for the three years in the period ending December 31, 2001. We represent that there would be no need for a significant adjustment if we were to instead show those separate financial statements as combined financial statements for the same period based on a pooling of interests basis. The financial statements of AAL and LB included in this Prospectus should be considered as bearing only upon the ability of AAL to meet its obligations under the Contracts. The value of the interests of owners and beneficiaries under the Contracts are affected primarily by the investment results of the Subaccounts of the Variable Account.

Financial Statements of AAL/LB, AAL and LB
--------------------------------------------------------------------------------------------
Set forth on the following pages are the audited financial statements of AAL/LB, AAL and LB.

Aid Association for Lutherans/Lutheran Brotherhood

Supplemental Consolidated Financial Statements

Year Ended December 31, 2001

Report of Independent Auditors

The Board of Directors
Aid Association for Lutherans/Lutheran Brotherhood

We have audited the supplemental consolidated balance sheet of Aid Association for Lutherans/Lutheran Brotherhood (AAL/LB) (formed as a result of the merger of Lutheran Brotherhood (LB) with and into Aid Association for Lutherans (AAL)) as of December 31, 2001, and the related supplemental consolidated statement of income, changes in members' equity and cash flows for the year then ended. The supplemental consolidated financial statements give retroactive effect to the merger of LB with and into AAL on January 1, 2002, which has been accounted for using the pooling of interests method as described in the notes to the supplemental consolidated financial statements. These supplemental financial statements are the responsibility of the management of AAL/LB. Our responsibility is to express an opinion on these supplemental financial statements based on our audits. We did not audit the financial statements of LB which statements reflect total assets constituting 49% for 2001 of the related supplemental consolidated financial statement totals, which reflect total revenues constituting 44% of the related supplemental consolidated financial statement totals for the year then ended, and which reflect net income constituting approximately (3)% of the related supplemental consolidated financial statement totals for the year then ended. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to data included for LB, is based solely on the report of the other auditors.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit and the report of the other auditors provide a reasonable basis for our opinion.

In our opinion, based on our audit and the report of other auditors, the supplemental financial statements referred to above present fairly, in all material respects, the consolidated financial position of AAL/LB at December 31, 2001, and the consolidated results of its operations and its cash flows for the year then ended, after giving retroactive effect to the merger of LB with and into AAL as described in the notes to the supplemental consolidated financial statements, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Milwaukee, Wisconsin
March 1, 2002

                                          Aid Association for Lutherans/Lutheran Brotherhood
                                                Supplemental Consolidated Balance Sheet
                                                           December 31, 2001
                                                             (In millions)

Assets
     Investments:
         Securities available for sale, at fair value
              Fixed maturities                                                                         $     21,101
              Equity securities                                                                               1,584
         Fixed maturities held to maturity, at amortized cost                                                 1,757
         Mortgage loans                                                                                       5,698
         Real estate                                                                                            121
         Certificate loans                                                                                    1,276
         Short-term investments                                                                                 325
         Other invested assets                                                                                  414
                                                                                                           ---------
     Total investments                                                                                       32,276

     Cash and cash equivalents                                                                                1,303
     Accrued investment income                                                                                  346
     Deferred acquisition costs                                                                               1,934
     Assets held in separate accounts                                                                         9,777
     Other assets                                                                                               261
                                                                                                           ---------
Total Assets                                                                                           $     45,897
                                                                                                           =========

Liabilities and Members' Equity
     Certificate liabilities and accruals:
         Future certificate benefits                                                                   $     10,047
         Unpaid claims and claim expenses                                                                       167
                                                                                                           ---------
         Total certificate liabilities and accruals                                                          10,214

     Certificateholder funds                                                                                 19,339
     Amounts due to brokers                                                                                     662
     Liabilities related to separate accounts                                                                 9,726
     Other liabilities                                                                                          609
                                                                                                           ---------
Total Liabilities                                                                                            40,550

Members' Equity
     Retained earnings                                                                                        5,142
     Accumulated other comprehensive income                                                                     205
                                                                                                           ---------
Total Members' Equity                                                                                         5,347
                                                                                                           ---------
Total Liabilities and Members' Equity                                                                  $     45,897
                                                                                                           =========

                                                        See accompanying notes.

                                          Aid Association for Lutherans/Lutheran Brotherhood
                                             Supplemental Consolidated Statement of Income
                                                     Year Ended December 31, 2001
                                                             (In millions)

Revenue
     Insurance premiums                                                                                  $    1,266
     Insurance charges                                                                                          544
     Net investment income                                                                                    2,136
     Net realized investment gains                                                                               16
     Mutual fund and other revenue                                                                              188
                                                                                                           ---------
Total revenue                                                                                                 4,150

Benefits and expenses
     Certificate claims and other benefits                                                                      865
     Increase in certificate reserves                                                                           778
     Interest credited                                                                                        1,113
     Surplus refunds                                                                                            344
                                                                                                           ---------
     Total benefits                                                                                           3,100

     Underwriting, acquisition and insurance expenses                                                           546
     Amortization of deferred acquisition costs                                                                 168
     Fraternal benefits and expenses                                                                            201
                                                                                                           ---------
     Total expenses                                                                                             915
                                                                                                           ---------
Total benefits and expenses                                                                                   4,015
                                                                                                           ---------

Net income                                                                                                $     135
                                                                                                           =========

                                                        See accompanying notes.

                                          Aid Association for Lutherans/Lutheran Brotherhood
                                   Supplemental Consolidated Statement of Changes in Members' Equity
                                                     Year Ended December 31, 2001
                                                             (In millions)

                                                                                        Accumulated
                                                                                            other             Total
                                                                       Retained         comprehensive       members'
                                                                       earnings             income           Equity
                                                                      ----------        -------------      -----------

Balance at January 1, 2001                                           $    5,007         $        69         $   5,076
Comprehensive income
    Net income                                                              135                   -               135
    Change in unrealized gains/losses
       on securities available for sale                                       -                 136               136
                                                                                                           -----------

Total comprehensive income                                                                                        271
                                                                      ----------        -------------      -----------
Balance at December 31, 2001                                          $   5,142          $      205         $   5,347
                                                                      ==========        =============      ===========

                            See accompanying notes.

                                          Aid Association for Lutherans/Lutheran Brotherhood
                                           Supplemental Consolidated Statement of Cash Flows
                                                     Year Ended December 31, 2001
                                                             (In millions)

Operating Activities:
     Net Income                                                                                         $      135
     Adjustments to reconcile net income to net cash
        provided by operating activities:
     Increase in certificate liabilities and accruals                                                          717
     Increase in certificateholder funds                                                                       965
     Increase in deferred acquisition costs                                                                    (64)
     Realized gains on investments                                                                             (16)
     Provisions for amortization                                                                                39
     Changes in other assets and liabilities                                                                    69
                                                                                                           ---------
Net cash provided by operating activities                                                                    1,845

Investing Activities:
     Securities available for sale:
         Purchases - fixed maturities                                                                      (21,159)
         Sales, maturities and calls - fixed maturities                                                     20,139
         Purchases - equities                                                                               (1,274)
         Sales - equities                                                                                    1,029
     Securities held to maturity:
         Purchases                                                                                            (185)
         Maturities and calls                                                                                  382
     Mortgage loans funded                                                                                    (926)
     Mortgage loans repaid                                                                                     564
     Certificate loans, net                                                                                    (27)
     Other                                                                                                    (105)
                                                                                                           ---------
     Net cash used in investing activities                                                                  (1,562)

Financing Activities:
     Universal life and investment contract receipts                                                         1,437
     Universal life and investment contract withdrawals                                                     (1,366)
                                                                                                           ---------
     Net cash provided by financing activities                                                                  71
                                                                                                           ---------
Net increase in cash and cash equivalents                                                                      354
Cash and cash equivalents, beginning of year                                                                   949
                                                                                                           ---------
Cash and cash equivalents, end of year                                                                   $   1,303
                                                                                                           =========

                                                        See accompanying notes.

Aid Association for Lutherans/Lutheran Brotherhood
Notes to Supplemental Consolidated Financial Statements
December 31, 2001

Note 1. Nature of Operations and Significant Accounting Policies

Nature of Operations
On January 1, 2002, Lutheran Brotherhood (LB) completed a merger with and into Aid Association for Lutherans (AAL). The merged organization will begin operating by a new name as soon as possible after the new name is approved by its members and appropriate regulators. In the meantime, the legal name of the organization is AAL, although it does business by the trade name Aid Association for Lutherans/Lutheran Brotherhood (AAL/LB). AAL/LB provides its members with life insurance and retirement products (both fixed and variable), disability income and long-term care insurance nationwide as well as Medicare supplement insurance in most states. AAL/LB members are served by district representatives across the country and are offered ancillary services through various AAL/LB subsidiaries and affiliates.

Basis of Presentation
The accompanying supplemental consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The merger has been accounted for as a pooling of interests transaction, and as such the supplemental consolidated financial statements include AAL's and LB's financial information as if LB had always been part of AAL. The supplemental consolidated financial statements give retroactive effect to the merger of LB with and into AAL and will become the historical financial statements upon issuance of financial statements for the period that includes the date of the merger.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Principles of Consolidation
The supplemental consolidated financial statements include the accounts of AAL, its wholly-owned subsidiary, AAL Holdings Inc., which is the parent company of a broker-dealer, bank, and a real estate development company, as well as the accounts of LB, its wholly-owned subsidiary, Lutheran Brotherhood Financial Corporation, which is the parent company of Lutheran Brotherhood Variable Insurance Products Company, a stock life insurance company; an investment adviser; a broker-dealer; a property and casualty insurance agency; a federal savings bank holding company; and a federal savings bank. All significant intercompany transactions have been eliminated.

The significant accounting practices used in preparation of the supplemental consolidated financial statements are summarized as follows:

Investments
Investments in fixed maturities are classified as available for sale or held to maturity according to the holder's intent. Securities classified in the available for sale category are carried at fair value and consist of those securities which AAL/LB intends to hold for an indefinite period of time but not necessarily to maturity. Securities in the held to maturity category are carried at amortized cost and consist of those which AAL/LB has both the ability and the positive intent to hold to maturity.

On January 1, 2001, AAL/LB adopted Financial Accounting Standards Board Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities". Statement No. 133 requires AAL/LB to recognize all derivative instruments on the balance sheet at fair value. Because of AAL/LB's minimal involvement with derivative instruments, Statement No. 133 did not have a material effect on the net income or retained earnings of AAL/LB. However, as allowed by Statement No. 133, as of January 1, 2001, AAL/LB transferred $871,000,000 of its held to maturity securities to the available for sale category. The effect of this transfer on accumulated other comprehensive income is described in Note 2.

Changes in fair values of available for sale securities, after adjustment of deferred acquisition costs (DAC), are reported as unrealized gains or losses directly in members' equity as comprehensive income and, accordingly, have no effect on net income. The DAC offsets to the unrealized gains or losses represent valuation adjustments of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized.

The cost of fixed maturity investments classified as available for sale and as held to maturity is adjusted for amortization of premiums and accretion of discounts calculated using the effective interest method. That amortization or accretion is included in net investment income.

Mortgage loans generally are stated at their outstanding unpaid principal balances. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to income using the effective interest method.

Investment real estate is valued at original cost plus capital expenditures less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the property. Real estate expected to be disposed of is carried at the lower of cost or fair value, less estimated costs to sell.

Certificate loans are generally valued at the aggregate unpaid balances. Other investments, consisting primarily of real estate joint ventures, are valued on the equity basis.

All investments are carried net of allowances for declines in value that are other than temporary; the changes in those reserves are reported as realized gains or losses on investments.

Realized gains and losses on the sale of investments and declines in value considered to be other than temporary are recognized in the Supplemental Consolidated Statement of Income.

Securities loaned under AAL/LB's securities lending agreement are stated in the Supplemental Consolidated Balance Sheet at amortized cost or fair market value, consistent with AAL/LB's classifications of such securities as held to maturity or available for sale. AAL/LB measures the fair value of securities loaned against the collateral received on a daily basis. Additional collateral is obtained as necessary to ensure such transactions are adequately collateralized.

Cash and Cash Equivalents
Cash and cash equivalents are carried at cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs
Costs which vary with and are primarily attributable to the production of new business have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, selling, selection and certificate issue expenses. For interest sensitive life, participating life and investment products, these costs are amortized in proportion to estimated margins from interest, mortality and other factors under the contracts. Amortization of acquisition costs for other certificates is charged to expense in proportion to premium revenue recognized.

Certificate Liabilities and Accruals
Reserves for future certificate benefits for participating life insurance are net level reserves computed using the same interest and mortality assumptions as used to compute cash values. Reserves for future certificate benefits for non-participating life insurance are also net level reserves, computed using assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation.

Reserves for future certificate benefits for universal life insurance and deferred annuities consist of certificate account balances before applicable surrender charges.

Reserves for health certificates are generally computed using current pricing assumptions. For Medicare supplement, disability income and long term care certificates, reserves are computed on a net level basis using realistic assumptions, with provision for adverse deviation.

Claim reserves are established for future payments not yet due on claims already incurred, relating primarily to health certificates. These reserves are based on past experience and applicable morbidity tables. Reserves are continuously reviewed and updated, with any resulting adjustments reflected in current operations.

Separate Accounts
Separate account assets and liabilities reported in the accompanying Supplemental Consolidated Balance Sheet represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts, and for which the certificateholder, rather than AAL/LB, bears the investment risk. Fees charged on separate account certificateholder deposits are included in insurance charges. Separate account assets, which are stated at fair value based on quoted market prices, and separate account liabilities are shown separately in the Supplemental Consolidated Balance Sheet. Operating results of the separate accounts are not included in the Supplemental Consolidated Statement of Income.

Insurance Premiums and Charges
For life and some annuity contracts other than universal life or investment contracts, premiums are recognized as revenues over the premium paying period, with reserves for future benefits established on a prorated basis from such premiums.

Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period. Expenses include interest credited to certificate account balances and benefits incurred in excess of certificate account balances. Certain profits on limited payment certificates are deferred and recognized over the certificate term.

For health certificates, gross premiums are prorated over the contract term of the certificates with the unearned premium included in the certificate reserves.

Surplus Refunds
Surplus refunds are recognized over the certificate year and are reflected in the Supplemental Consolidated Statement of Income. The majority of life insurance certificates, except for universal life and term certificates, begin to receive surplus refunds at the end of the second certificate year. Surplus refunds are not currently being paid on interest-sensitive and health insurance certificates. Surplus refund scales are approved annually by AAL/LB's Board of Directors.

Fraternal Benefits
Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits, and expenses related to AAL/LB's fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, as well as various programs and church grants. Expenses, such as those necessary to maintain the branch system, are also included.

Mutual Fund and Other Revenue
Mutual fund and other revenue consists primarily of concessions and investment advisory fees of AAL/LB's broker-dealer and investment advisor subsidiaries.

Income Taxes
AAL/LB, a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, income earned by AAL/LB is generally exempt from taxation. AAL/LB's wholly-owned subsidiary and its subsidiaries are subject to federal and state taxation; however, the resulting income taxes are not material to AAL/LB's supplemental consolidated financial statements.

Note 2. Investments

AAL/LB's investments in available for sale securities and held to maturity securities are summarized as follows:

                                                                         Gross          Gross       Estimated
                                                        Amortized     Unrealized     Unrealized       Fair
                                                          Cost           Gains         Losses         Value
                                                        ---------      ---------      ---------     ---------
                                                                             (In Millions)
Available for sale securities at
   December 31, 2001:
   Fixed maturity securities:
     Loan-backed obligations of U.S.
     Government corporations
       and agencies                                    $   5,334       $     57       $    (19)     $   5,372
       U.S. Treasury securities and non-
     Loan-backed obligations of U.S.
     Government corporations and
     Agencies                                                670             28             (2)           696
     Corporate and other bonds                            11,888            318           (204)        12,043
     Mortgage & asset-backed securities                    2,965             84            (18)         2,990
                                                        ---------      ---------      ---------     ---------
     Total fixed maturity securities                      20,857            487           (243)        21,101
   Equity securities                                       1,554            242           (212)         1,584
                                                        ---------      ---------      ---------     ---------
Total                                                  $  22,411        $   729       $   (455)     $  22,685
                                                        =========      =========      =========     =========

Held to maturity securities at
   December 31, 2001:
   Fixed maturity securities:
     U.S. Treasury securities and
      non-loan-backed obligations
      of U.S. Government
      Corporations and agencies                        $      16       $       1     $      -      $       17
     Corporate bonds                                       1,741             52             (8)         1,785
                                                        ---------      ---------      ---------     ---------
Total                                                  $   1,757       $     53       $     (8)     $   1,802
                                                        =========      =========      =========     =========

Note 2.  Investments (Continued)

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Available for Sale               Held to Maturity
                                                   ---------------------           --------------------
                                                 Amortized          Fair         Amortized          Fair
                                                   Cost             Value           Cost            Value
                                                 ---------        ---------      ---------       ---------
                                                                         (In Millions)
Due in one year or less                          $    714          $   727         $   108        $   111
Due after one year through five years               5,234            5,336            771             781
Due after five years through ten years              4,579            4,622            587             611
Due after ten years                                 2,031            2,054            291             299
                                                 ---------        ---------      ---------       ---------
Total fixed maturity securities
  excluding mortgage and
  asset-backed bonds                               12,558           12,739          1,757           1,802
Loan-backed obligations of U.S.
  Government corporations and
  agencies                                          5,334            5,372             -                -
Mortgage and asset-backed securities                2,965            2,990             -                -
                                                 ---------        ---------      ---------       ---------
Total fixed maturity securities                 $  20,857          $21,101         $  1,757      $  1,802
                                                 =========        =========      =========       =========

Major categories of AAL/LB's investment income for the year ended December 31, 2001, are summarized as follows (in millions):

Fixed maturity securities                                                                     $    1,487
Equity securities                                                                                     29
Mortgage loans                                                                                       446
Investment real estate                                                                                32
Certificate loans                                                                                     86
Other invested assets                                                                                114
                                                                                                  --------
Gross investment income                                                                            2,194
Investment expenses                                                                                   58
                                                                                                  --------
Net investment income                                                                          $   2,136
                                                                                                  ========

Note 2. Investments (Continued)

AAL/LB's realized gains and losses on investments for the year ended December 31, 2001, are summarized as follows
(in millions):

Securities available for sale:
    Fixed maturity securities:
      Gross realized gains                                                                      $    210
      Gross realized losses                                                                         (221)
    Equity securities:
      Gross realized gains                                                                           134
      Gross realized losses                                                                         (134)
Other investments, net                                                                                27
                                                                                                  --------
Net realized investment gains                                                                   $     16
                                                                                                  ========

Net unrealized gains/losses on securities available for sale credited directly to members' equity as accumulated other comprehensive income at December 31, 2001, were as follows (in millions):

Fair value adjustment to available for sale securities                                           $   271
Decrease in deferred acquisition costs                                                               (66)
                                                                                                  --------
Net unrealized gains on available for sale securities                                            $   205
                                                                                                  ========

The change in accumulated other comprehensive income due to unrealized gains/losses on securities available for sale for the year ended December 31, 2001, is as follows (in millions):

Fixed maturity securities available for sale                                                     $   396
Effect of transfer of held to maturity securities to
    available for sale (Note 1)                                                                       18
Equity securities available for sale                                                                (203)
Deferred acquisition costs                                                                           (75)
                                                                                                  --------
                                                                                                  $  136
                                                                                                  ========

The net change in unrealized gains/losses on securities available for sale is reported net of the reclassification adjustment for the year ended December 31, 2001, as follows (in millions):

Unrealized gains/losses on securities
  available for sale                                                                             $   187
    Less:  reclassification adjustment for realized
      gains included in net income                                                                    51
                                                                                                  --------
Change in unrealized gains/losses on
  securities available for sale                                                                  $   136
                                                                                                  ========

Note 2.  Investments (Continued)

AAL/LB invests in mortgage loans, principally involving commercial real estate.  Such investments consist of first mortgage liens on completed income producing properties.  AAL/LB manages its investments in mortgage loans to limit credit risk by diversifying among various geographic regions and property types. The carrying values of mortgage loans were as follows as of December 31, 2001 (in millions):

Mortgage loans:
   Residential and commercial                                                                   $   5,097
   Loans to Lutheran Churches                                                                         683
                                                                                                  --------
      Total mortgage loans                                                                      $   5,780
                                                                                                  ========

The following table presents changes in the allowance for credit losses for the year ended December 31, 2001 (in millions):

Balance at beginning of year                                                                     $     89
Provisions for credit losses (credit)                                                                  (7)
                                                                                                  --------
Balance at end of year                                                                           $     82
                                                                                                  ========

AAL/LB's investment in mortgage loans includes $96,000,000 of loans that are considered to be impaired at December
31, 2001, for which the related allowance for credit losses are $15,000,000 at December 31, 2001. The average recorded investment in impaired loans during the year ended December 31, 2001, was $103,000,000. AAL/LB recorded interest income, using the accrual method, on impaired loans of $7,000,000 for 2001.

Note 3.  Deferred Acquisition Costs

The changes in deferred acquisition costs for the year ended December 31, 2001, are as follows (in millions):

Balance at beginning of year                                                                     $  1,945
Capitalization of acquisition costs                                                                   232
Acquisition costs amortized                                                                          (168)
Change in unrealized investment gains/losses                                                          (75)
                                                                                                  --------
Balance at end of year                                                                            $ 1,934
                                                                                                  ========

Note 4.  Retirement and Savings Plans and Postretirement Benefits Other Than Pensions

AAL/LB offers noncontributory defined retirement plans to substantially all home office and field employees.
Additionally, AAL/LB provides postretirement benefits in the form of health and life insurance for substantially all retired home office and field personnel.

The following tables set forth the amounts recognized in the supplemental consolidated financial statements and the plans' funding status at December 31, 2001 (in millions):

                                                                   Retirement Plans         Other Benefits
                                                                   -----------------        --------------
Projected benefit obligation for services rendered to date            $    478                 $   67
Plan assets at fair value                                                  453                      -
                                                                      --------               --------
Funded (unfunded) status of the plan                                   $   (25)                $  (67)
                                                                      ========               ========
Accrued liability included in consolidated balance sheets                $   7                  $  56

The following summarizes certain assumptions included in the preceding schedules for the year ended December 31,
2001:

                                                                   Retirement Plans         Other Benefits
                                                                   -----------------        --------------
Discount rate                                                           7.0-7.5%                   7.5%
Expected return on plan assets                                          8.5-9.0%                   -
Rate of compensation increase                                           5.0%                       -
Health care trend rate                                                 -                           6.0%

                                                                   Retirement Plans         Other Benefits
                                                                   -----------------        --------------
                                                                              (In millions)
Benefit cost                                                       $         6             $        8
Employer contributions                                                       3                      2
Employee contributions                                                      -                       1
Benefits paid                                                               19                      3

At December 31, 2001, $151,000,000 of the retirement plans assets were held on deposit with AAL/LB and invested primarily in corporate bonds and mortgage loans through a deposit administration fund, which is part of the general assets of AAL/LB. The related retirement liability of $156,000,000 at December 31, 2001 is included in future certificate benefits in the Supplemental Consolidated Balance Sheet.

AAL/LB also has noncontributory defined contribution retirement plans (as defined under Internal Revenue Code section 401(k)) which cover substantially all home office and field employees and a noncontributory non-qualified deferred compensation plan which covers certain of it general agents.

Note 4. Retirement and Savings Plans and Postretirement Benefits Other Than Pensions (Continued)

At December 31, 2001, approximately $152,000,000 of the defined contribution retirement plans' assets were held by AAL/LB and the remaining plan assets were held in separate trusts. An accrued liability of $152,000,000 was included in future certificate benefits at December 31, 2001 for the portion of plan assets held by AAL/LB. Expenses related to the defined contribution retirement plans for the year ended December 31, 2001 were $15,000,000. Accumulated vested deferred compensation benefits at December 31, 2001 totaled $71,000,000, and are included in other liabilities.

Note 5. Synopsis of Statutory Financial Results

The accompanying financial statements differ from those prepared in accordance with statutory accounting practices prescribed or permitted by regulatory authorities. Effective January 1, 2001, the National Association of Insurance Commissioner's (NAIC) adopted a revised Accounting Practices and Procedures Manual. Wisconsin and Minnesota insurance laws and regulations define the NAIC manual as the prescribed method of accounting. The synopsis of statutory financial results is included to satisfy certain state reporting requirements for fraternals.

The more significant differences in the GAAP-basis financial statements from the statutory-basis financial statements are as follows: (a) investments in bonds are reported at amortized cost or at fair value with unrealized holding gains and losses reported as a separate component of members' equity, depending on their designation at purchase as held to maturity or available for sale, respectively, rather than being valued based on the bond's NAIC rating; (b) certain acquisition costs of new business are deferred and amortized rather than being charged to operations as incurred; (c) the liabilities for future certificate benefits and expenses are based on reasonably conservative estimates of expected mortality, interest, withdrawals and future maintenance and settlement expenses rather than using statutory rates for mortality and interest; (d) certain assets, principally costs in excess of net assets acquired, furniture, equipment and agents' debit balances are reported as assets rather than being charged to members' equity and excluded from the balance sheets; (e) the interest maintenance reserve and asset valuation reserve are reported as part of members' equity rather than as a liability; and (f) revenues for universal life and investment-type contracts include mortality, expense and surrender charges levied against the certificateholders' accounts rather than including as revenues the premiums received on these certificates. Expenses include interest added to the certificateholders' accounts rather than reserve changes related to the investment portion of these policies.

Summarized separate company statutory-basis financial information for AAL and LB on an unconsolidated basis is as follows (in millions):

                                                                              December 31, 2001
                                                                       AAL                       LB
                                                                     ---------               ----------
Assets                                                              $  22,435                 $  16,821
                                                                     =========               ==========

Liabilities                                                         $  20,565                 $  15,697
Unassigned funds                                                        1,870                     1,124
                                                                     ---------               ----------
Total liabilities and unassigned funds                              $  22,435                 $  16,821
                                                                     =========               ==========

Note 5.  Synopsis of Statutory Financial Results (Continued)

                                                                        Year ended December 31, 2001
                                                                        AAL                      LB
                                                                     ---------               ----------
Gain (loss) from operations before net realized capital losses       $    101                 $     (61)
Net realized capital (losses)                                             (36)                      (19)
                                                                     ---------               ----------
   Net gain (loss) from operations                                         65                       (80)
Total other changes                                                       (11)                      (14)
                                                                     ---------               ----------
Net change in unassigned surplus                                     $     54                 $     (94)
                                                                     =========               ==========

AAL and LB are in compliance with the statutory surplus requirements of all states.

Note 6. Fair Value of Financial Instruments

The following methods and assumptions were used in estimating fair value disclosures for financial instruments:

Cash and Cash Equivalents
The carrying amounts reported in the accompanying Supplemental Consolidated Balance Sheet for these instruments approximate their fair values.

Investment Securities
Fair values for fixed maturity securities are based on quoted market prices where available, or are estimated using values obtained from independent pricing services. All fixed maturity issues are individually priced based on year-end market conditions, the credit quality of the issuing company, the interest rate and the maturity of the issue. The fair values for investments in equity securities are based on quoted market prices.

Mortgage Loans
The fair values for mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Certificate Loans
The carrying amounts reported in the accompanying Supplemental Consolidated Balance Sheet for these loans are considered to be reasonable estimates of their fair value.

Separate Accounts
The carrying amounts reported for separate account assets and liabilities approximate their respective fair values.

Financial Liabilities
The fair values for AAL/LB's liabilities under investment-type contracts, such as deferred annuities, variable annuities, and other liabilities, including supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal. These amounts are included in certificateholder funds in the accompanying Supplemental Consolidated Balance Sheet.

Note 6. Fair Value of Financial Instruments (Continued)

The carrying value and estimated fair value of AAL/LB's financial instruments at December 31, 2001, are as follows (in millions):

                                       Carrying               Estimated
                                         Value               Fair Value
                                       ---------             ----------
Financial Assets:
   Fixed maturities                  $   22,858           $   22,903
   Equity securities                      1,584                1,584
   Mortgage loans                         5,698                5,968
   Cash and cash equivalents              1,303                1,303
   Certificate loans                      1,276                1,276
   Separate account assets                9,777                9,777

Financial Liabilities:
   Deferred annuities                    10,175               10,119
   Separate account liabilities           9,726                9,726
   Other                                  1,408                1,404

Note 7. Commitments and Contingent Liabilities

AAL/LB is involved in various lawsuits and contingencies that have arisen from the normal conduct of business. Also, AAL/LB has been named in civil litigation proceedings alleging inappropriate life insurance sales practices by AAL/LB, which appear to be similar to claims asserted in class actions brought against many other life insurers. These matters are sometimes referred to as market conduct lawsuits. AAL/LB believes it has substantial defenses to these actions and intends to assert them in the courts where the actions were filed. While the ultimate resolution of such litigation cannot be predicted with certainty at this time, in the opinion of management such matters will not have a material adverse effect on the financial position or results of AAL/LB.

Contingent liabilities arising from litigation, tax and other matters are not considered material in relation to the financial position of AAL/LB. AAL/LB has not made any provision in the consolidated financial statements for liabilities, if any, that might ultimately result from these contingencies.

Under terms of guarantee of a letter of credit issued by local banks, AAL/LB is obligated to advance a maximum of $45,000,000 if a local civic organization is unable to make timely payments on its debt secured by a letter of credit from the local banks. AAL/LB's guarantee is secured by the civic organization's assets which include all funds held by the organization to support the debt and the organization's building. AAL/LB would acquire these assets in the event of default.

Aid Association for Lutherans
Consolidated Financial Statements
Years ended December 31, 2001, 2000 and 1999

Report of Independent Auditors

The Board of Directors
Aid Association for Lutherans/Lutheran Brotherhood

We have audited the accompanying consolidated balance sheets of Aid Association for Lutherans (AAL) as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in certificateholders' surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of AAL's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of AAL at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young

Milwaukee, Wisconsin

January 23, 2002

                                                     Aid Association for Lutherans
                                                      Consolidated Balance Sheets

                                                                                            December 31
                                                                                   2001                   2000
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                          (In Millions)
Assets
     Investments:
       Securities available for sale, at fair value
         Fixed maturities                                                       $  13,177              $  11,281
         Equity securities                                                            916                    825
       Fixed maturities held to maturity, at amortized cost                         1,757                  2,810
     Mortgage loans                                                                 3,445                  3,092
     Real estate                                                                       31                     45
       Certificate loans                                                              510                    501
       Other invested assets                                                           58                     67
---------------------------------------------------------------------------------------------------------------------------------------
       Total investments                                                           19,894                 18,621

     Cash and cash equivalents                                                        350                    200
     Accrued investment income                                                        211                    222
     Deferred acquisition costs                                                       755                    764
     Assets held in separate accounts                                               2,132                  2,164
     Other assets                                                                     136                    141
---------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                    $  23,478              $  22,112
=======================================================================================================================================

Liabilities and Certificateholders' Surplus
     Certificate liabilities and accruals:
       Future certificate benefits                                              $   3,447             $    3,210
       Unpaid claims and claim expenses                                               100                    119
---------------------------------------------------------------------------------------------------------------------------------------
       Total certificate liabilities and accruals                                   3,547                  3,329

     Certificateholder funds                                                       14,755                 13,819
     Liabilities related to separate accounts                                       2,132                  2,164
     Other liabilities                                                                179                    176
---------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                  20,613                 19,488

Certificateholders' Surplus
     Accumulated surplus                                                            2,730                  2,591
     Accumulated other comprehensive income                                           135                     33
---------------------------------------------------------------------------------------------------------------------------------------
Total Certificateholders' Surplus                                                   2,865                  2,624
Total Liabilities and Certificateholders' Surplus                               $  23,478              $  22,112
=======================================================================================================================================

                                                        See accompanying notes.

                                                     Aid Association for Lutherans
                                                   Consolidated Statements of Income

                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Revenue
     Insurance premiums                                                       $  503           $  470          $  419
     Insurance charges                                                           330              318             307
     Net investment income                                                     1,353            1,330           1,266
     Net realized investment gains                                                24               94             103
     Mutual fund and other revenue                                                98              110              96
---------------------------------------------------------------------------------------------------------------------------------------
Total revenue                                                                  2,308            2,322           2,191

Benefits and expenses
     Certificate claims and other benefits                                       453              431             383
     Increase in certificate reserves                                            240              197             184
     Interest credited                                                           859              840             809
     Surplus refunds                                                             114              120             115
---------------------------------------------------------------------------------------------------------------------------------------
     Total benefits                                                            1,666            1,588           1,491

     Underwriting, acquisition and insurance expenses                            314              282             269
     Amortization of deferred acquisition costs                                   70               96              86
     Fraternal benefits and expenses                                             119              128             119
---------------------------------------------------------------------------------------------------------------------------------------
     Total expenses                                                              503              506             474
Total benefits and expenses                                                    2,169            2,094           1,965
Net income                                                                    $  139           $  228          $  226
=======================================================================================================================================

See accompanying notes.

                                                     Aid Association for Lutherans
                                   Consolidated Statements of Changes in Certificateholders' Surplus

                                                                                        Accumulated
                                                                                           other                 Total
                                                                   Accumulated         comprehensive      certificateholders'
                                                                      surplus          income (loss)            surplus
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                       (In Millions)

Balance at January 1, 1999                                           $  2,137              $   411             $  2,548
     Comprehensive loss
       Net income                                                         226                    -                  226
       Change in unrealized gains/losses
       on securities available for sale*                                    -                 (420)                (420)
     Total comprehensive loss                                                                                      (194)
---------------------------------------------------------------------------------------------------------------------------------------

Balance at December 31, 1999                                            2,363                   (9)               2,354
     Comprehensive income
       Net income                                                         228                    -                  228
       Change in unrealized gains/losses
       on securities available for sale*                                    -                   42                   42
     Total comprehensive income                                                                                     270
---------------------------------------------------------------------------------------------------------------------------------------

Balance at December 31, 2000                                            2,591                   33                2,624
     Comprehensive income
       Net income                                                         139                    -                  139
       Change in unrealized gains/losses
       on securities available for sale*                                    -                  102                  102
     Total comprehensive income                                                                                     241
---------------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2001                                         $  2,730             $    135             $  2,865
=======================================================================================================================================

* Net change in unrealized gains/losses on securities available for sale is reported net of reclassification adjustment calculated as follows:
                                                                        2001                 2000                  1999
---------------------------------------------------------------------------------------------------------------------------------------
Unrealized gains/losses on
     securities available for sale                                     $  161               $  214              $  (237)
Less: reclassification adjustment for
     realized gains included in net income                                 59                  172                  183
---------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized gains/losses
     on securities available for sale                                  $  102                $  42              $  (420)
=======================================================================================================================================

                                                        See accompanying notes.

                                                     Aid Association for Lutherans
                                                 Consolidated Statements of Cash Flows

                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Operating Activities:
     Net Income                                                             $    139         $    228        $    226
     Adjustments to reconcile net income to net cash
     provided by operating activities:
     Increase in certificate liabilities and accruals                            218              221             157
     Increase in certificateholder funds                                         773              505             487
     Increase in deferred acquisition costs                                      (41)             (17)            (24)
     Realized gains on investments                                               (24)             (94)           (103)
     Provisions for amortization                                                  15               18              19
     Changes in other assets and liabilities                                      10              (12)             (1)
---------------------------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                      1,090              849             761

Investing Activities:
     Securities available for sale:
       Purchases - fixed maturities                                           (6,733)          (3,518)         (3,839)
       Sales - fixed maturities                                                4,339            1,625           1,449
       Maturities and calls - fixed maturities                                 1,621              790             972
       Purchases - equities                                                     (948)            (768)           (580)
       Sales - equities                                                          743              732             636
     Securities held to maturity:
       Purchases                                                                (185)            (156)            (82)
       Maturities and calls                                                      382              616             730
     Mortgage loans funded                                                      (613)            (184)           (249)
     Mortgage loans repaid                                                       267              266             266
     Certificate loans, net                                                       (9)              (7)              6
     Other                                                                        33              (74)            (41)
---------------------------------------------------------------------------------------------------------------------------------------
     Net cash used in investing activities                                    (1,103)            (678)           (732)

Financing Activities:
     Universal life and investment contract receipts                           1,220            1,045           1,028
     Universal life and investment contract withdrawals                       (1,057)          (1,259)         (1,046)
---------------------------------------------------------------------------------------------------------------------------------------
     Net cash provided by (used in) financing activities                         163             (214)            (18)
Net increase (decrease) in cash and cash equivalents                             150              (43)             11
Cash and cash equivalents, beginning of year                                     200              243             232
---------------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents, end of year                                        $  350           $  200          $  243
=======================================================================================================================================

See accompanying notes.

Note 1. Nature of Operations and Significant Accounting Policies

Nature of Operations
On January 1, 2002, Aid Association for Lutherans (AAL) completed a merger with Lutheran Brotherhood, a Minnesota-domiciled fraternal benefit society (see Note 8). AAL provides its members with life insurance and retirement products (both fixed and variable), disability income and long-term care insurance nationwide as well as Medicare supplement insurance in most states. AAL members are served by district representatives across the country and are offered ancillary services through various AAL subsidiaries and affiliates. Mutual funds are offered to members by AAL Capital Management Corporation (CMC), and banking and trust services are available to members and the general public by AAL Bank & Trust, FSB (AALBT). CMC and AALBT are wholly-owned by AAL Holdings Inc., AAL's wholly-owned subsidiary.

Basis of Presentation
The accompanying consolidated financial statements of AAL and its wholly-owned subsidiary have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP").

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Principles of Consolidation
The consolidated financial statements include the accounts of AAL, its wholly-owned subsidiary, AAL Holdings Inc., and its wholly-owned subsidiaries, including CMC, AALBT and North Meadows Investment Ltd. All significant intercompany transactions have been eliminated.

The significant accounting practices used in preparation of the consolidated financial statements are summarized as follows:

Investments
Investments in fixed maturities are classified as available for sale or held to maturity according to the holder's intent. Securities classified in the available for sale category are carried at fair value and consist of those securities which AAL intends to hold for an indefinite period of time but not necessarily to maturity. Securities in the held to maturity category are carried at amortized cost and consist of those which AAL has both the ability and the positive intent to hold to maturity.

On January 1, 2001, AAL adopted Financial Accounting Standards Board Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities". Statement No. 133 requires AAL to recognize all derivative instruments on the balance sheet at fair value. Because of AAL's minimal involvement with derivative instruments, Statement No. 133 did not have a material effect on the net income or accumulated surplus of AAL. However, as allowed by Statement No. 133, as of January 1, 2001, AAL transferred $871,000,000 of its held to maturity securities to the available for sale category. The effect of this transfer on accumulated other comprehensive income is described in Note 2.

Note 1. Nature of Operations and Significant Accounting Policies (continued)

Investments (continued)
Changes in fair values of available for sale securities, after adjustment of deferred acquisition costs (DAC), are reported as unrealized gains or losses directly in certificateholders' surplus as comprehensive income and, accordingly, have no effect on net income. The DAC offsets to the unrealized gains or losses represent valuation adjustments of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized.

The cost of fixed maturity investments classified as available for sale and as held to maturity is adjusted for amortization of premiums and accretion of discounts calculated using the effective interest method. That amortization or accretion is included in net investment income.

Mortgage loans generally are stated at their outstanding unpaid principal balances. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to income using the effective interest method.

Investment real estate is valued at original cost plus capital expenditures less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the property. Real estate expected to be disposed of is carried at the lower of cost or fair value, less estimated costs to sell.

Certificate loans are generally valued at the aggregate unpaid balances. Other investments, consisting of limited partnerships, are valued on the equity basis.

All investments are carried net of allowances for declines in value that are other than temporary; the changes in those reserves are reported as realized gains or losses on investments.

Realized gains and losses on the sale of investments and declines in value considered to be other than temporary are recognized in the Consolidated Statements of Income on the specific identification basis.

Securities loaned under AAL's securities lending agreement are stated in the Consolidated Balance Sheets at amortized cost or fair market value, consistent with AAL's classifications of such securities as held to maturity or available for sale. AAL measures the fair value of securities loaned against the collateral received on a daily basis. Additional collateral is obtained as necessary to ensure such transactions are adequately collateralized.

Cash and Cash Equivalents
Cash and cash equivalents are carried at cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs
Costs which vary with and are primarily attributable to the production of new business have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, selling, selection and certificate issue expenses. For interest sensitive life, participating life and investment products, these costs are amortized in proportion to estimated margins from interest, mortality and other factors under the contracts. Amortization of acquisition costs for other certificates is charged to expense in proportion to premium revenue recognized.

Note 1. Nature of Operations and Significant Accounting Policies (continued)

Certificate Liabilities and Accruals
Reserves for future certificate benefits for participating life insurance are net level reserves computed using the same interest and mortality assumptions as used to compute cash values. Reserves for future certificate benefits for non-participating life insurance are also net level reserves, computed using assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation. Interest assumptions generally range from 2.5% to 4.0% for participating life insurance and from 7.5% to 9.6% for non-participating life insurance.

Reserves for future certificate benefits for universal life insurance and deferred annuities consist of certificate account balances before applicable surrender charges. The average interest rate credited to account balances in 2001 was 7.0% for universal life, 5.5% for portfolio-average deferred annuities, and ranged from 4.6% to 6.9% for investment generation deferred annuities.

Reserves for health certificates are generally computed using current pricing assumptions. For Medicare supplement, disability income and long term care certificates, reserves are computed on a net level basis using realistic assumptions, with provision for adverse deviation.

Claim reserves are established for future payments not yet due on claims already incurred, relating primarily to health certificates. These reserves are based on past experience and applicable morbidity tables. Reserves are continuously reviewed and updated, with any resulting adjustments reflected in current operations.

Separate Accounts
Separate account assets and liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts, and for which the certificateholder, rather than AAL, bears the investment risk. Fees charged on separate account certificateholder deposits are included in insurance charges. Separate account assets, which are stated at fair value based on quoted market prices, and separate account liabilities are shown separately in the Consolidated Balance Sheets. Operating results of the separate accounts are not included in the Consolidated Statements of Income.

Insurance Premiums and Charges
For life and some annuity contracts other than universal life or investment contracts, premiums are recognized as revenues over the premium paying period, with reserves for future benefits established on a prorated basis from such premiums.

Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period. Expenses include interest credited to certificate account balances and benefits incurred in excess of certificate account balances. Certain profits on limited payment certificates are deferred and recognized over the certificate term.

For health certificates, gross premiums are prorated over the contract term of the certificates with the unearned premium included in the certificate reserves.

Note 1. Nature of Operations and Significant Accounting Policies (continued)

Surplus Refunds
Surplus refunds are recognized over the certificate year and are reflected in the Consolidated Statements of Income. The majority of life insurance certificates, except for universal life and term certificates, begin to receive surplus refunds at the end of the second certificate year. Surplus refunds are not currently being paid on interest-sensitive and health insurance certificates. Surplus refund scales are approved annually by AAL's Board of Directors.

Fraternal Benefits
Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits, and expenses related to AAL's fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, as well as various programs and church grants. Expenses, such as those necessary to maintain the branch system, are also included.

Mutual Fund and Other Revenue
Mutual fund and other revenue consists primarily of concessions and investment advisory fees of CMC.

Income Taxes
AAL, a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, income earned by AAL is generally exempt from taxation. AAL's wholly-owned subsidiary and its subsidiaries are subject to federal and state taxation; however, the resulting income taxes are not material to AAL's consolidated financial statements.

Reclassifications
Certain 2000 and 1999 amounts have been reclassified to conform with their 2001 presentation.

Note 2. Investments

AAL's investments in available for sale securities and held to maturity securities are summarized as follows:

                                                                                      Gross         Gross        Estimated
                                                                      Amortized    Unrealized    Unrealized        Fair
                                                                        Cost          Gains        Losses          Value
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                          (In Millions)
Available for sale securities at
     December 31, 2001:
     Fixed maturity securities:
       Loan-backed obligations of U.S.
           Government corporations and agencies                     $   3,253     $     25       $    (14)      $   3,264
     Obligations of other governments,
           states and political subdivisions                               43            3              -              46
       Corporate bonds                                                  7,434          169            (90)          7,513
       Mortgage & asset-backed securities                               2,303           66            (15)          2,354
---------------------------------------------------------------------------------------------------------------------------------------
       Total fixed maturity securities                                 13,033          263           (119)         13,177
     Equity securities                                                    896          146           (126)            916
---------------------------------------------------------------------------------------------------------------------------------------
Total                                                               $  13,929      $   409        $  (245)       $ 14,093
=======================================================================================================================================

Held to maturity securities at
     December 31, 2001:
     Fixed maturity securities:
       U.S. Treasury securities and
           non-loan-backed obligations of
           U.S. Government corporations and
           agencies                                               $        16     $      1      $       -      $       17
       Corporate bonds                                                  1,741           52             (8)          1,785
---------------------------------------------------------------------------------------------------------------------------------------
Total                                                              $    1,757      $    53       $     (8)       $  1,802
=======================================================================================================================================

Note 2.  Investments (continued)

                                                                                      Gross         Gross        Estimated
                                                                      Amortized    Unrealized    Unrealized        Fair
                                                                        Cost          Gains        Losses          Value
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                          (In Millions)
Available for sale securities at
     December 31, 2000:
     Fixed maturity securities:
       Loan-backed obligations of U.S.
          Government corporations and agencies                       $  2,431     $     14       $    (23)     $    2,422
       Obligations of other governments,
       states and political subdivisions                                   17            -              -              17
       Corporate bonds                                                  7,216           91           (224)          7,083
       Mortgage & asset-backed securities                               1,734           31             (6)          1,759
---------------------------------------------------------------------------------------------------------------------------------------
       Total fixed maturity securities                                 11,398          136           (253)         11,281
     Equity securities                                                    696          175            (46)            825
---------------------------------------------------------------------------------------------------------------------------------------
Total                                                                 $12,094      $   311        $  (299)      $  12,106
=======================================================================================================================================

Held to maturity securities at
     December 31, 2000:
     Fixed maturity securities:
       U.S. Treasury securities and
           non-loan-backed obligations of
           U.S. Government corporations and
           agencies                                                 $     143    $       7     $        -     $       150
       Loan-backed obligations of U.S. Government
           corporations and agencies                                      107            2              -             109
       Obligations of other governments,
           states and political subdivisions                               39            -              -              39
       Corporate bonds                                                  2,214           53            (21)          2,246
       Mortgage & asset-backed securities                                 307            6             (1)            312
---------------------------------------------------------------------------------------------------------------------------------------
Total                                                                $  2,810     $     68       $    (22)     $    2,856
=======================================================================================================================================

Note 2.  Investments (continued)

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                    Available for Sale                Held to Maturity
---------------------------------------------------------------------------------------------------------------------------------------
                                                                 Amortized          Fair           Amortized          Fair
                                                                   Cost             Value            Cost             Value
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                        (In Millions)
Due in one year or less                                          $    572       $    580         $    108         $    111
Due after one year through five years                               3,899          3,959              771              781
Due after five years through ten years                              2,668          2,679              587              611
Due after ten years                                                   338            341              291              299
---------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities excluding
     mortgage and asset-backed bonds                                7,477          7,559            1,757            1,802
Loan-backed obligations of U.S. Government
     corporations and agencies                                      3,253          3,264                -                -
Mortgage and asset-backed securities                                2,303          2,354                -                -
---------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                   $13,033        $13,177          $ 1,757          $ 1,802
=======================================================================================================================================

Major categories of AAL's investment income are summarized as follows:

                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Fixed maturity securities                                                    $   998          $ 1,001        $    942
Equity securities                                                                 13               21              13
Mortgage loans                                                                   265              259             270
Investment real estate                                                             8               10              11
Certificate loans                                                                 36               35              35
Other invested assets                                                             41               13               5
---------------------------------------------------------------------------------------------------------------------------------------
Gross investment income                                                        1,361            1,339           1,276
Investment expenses                                                                8                9              10
---------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        $ 1,353          $ 1,330         $ 1,266
=======================================================================================================================================

Note 2.  Investments (continued)

AAL's realized gains and losses on investments are summarized as follows:

                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Securities available for sale:
     Fixed maturity securities:
       Gross realized gains                                                  $    96         $     17        $     14
       Gross realized losses                                                     (90)             (45)            (18)
     Equity securities:
       Gross realized gains                                                      101              171             152
       Gross realized losses                                                    (102)             (76)            (62)
Other investments, net                                                            19               27              17
---------------------------------------------------------------------------------------------------------------------------------------
Net realized investment gains                                                $    24          $    94         $   103
=======================================================================================================================================

Net unrealized gains/losses on securities available for sale credited directly to certificateholders' surplus as accumulated other comprehensive income (loss) were as follows:

                                                                                            December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Fair value adjustment to available for sale securities                       $   164          $    12         $   (90)
Increase (decrease) in deferred acquisition costs                                (29)              21              81
---------------------------------------------------------------------------------------------------------------------------------------
Net unrealized gains (losses) on available for
     sale securities                                                         $   135          $    33        $     (9)
=======================================================================================================================================

The change in accumulated other comprehensive income (loss) due to unrealized gains/losses on securities available for sale is as follows:

                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Fixed maturity securities available for sale                                $    243         $    257        $   (527)
Effect of transfer of held to maturity securities to
     available for sale (Note 1)                                                  18                -               -
Equity securities available for sale                                            (109)            (155)             (9)
Deferred acquisition costs                                                       (50)             (60)            116
---------------------------------------------------------------------------------------------------------------------------------------
                                                                            $    102        $      42        $   (420)
=======================================================================================================================================

Note 2.  Investments (continued)

AAL invests in mortgage loans, principally involving commercial real estate. Such investments consist of first mortgage liens on completed income producing properties. AAL manages its investments in mortgage loans to limit credit risk by diversifying among various geographic regions and property types as follows as of December 31, 2001:

                                                                                        Principal           Percent
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                              (In Millions)
Geographic Region:
     South Atlantic                                                                     $  1,091                30.9
     Pacific                                                                               1,018                28.8
     Midwest                                                                                 813                23.1
     Other                                                                                   605                17.2
---------------------------------------------------------------------------------------------------------------------------------------
     Total Mortgage Loans                                                               $  3,527               100.0
=======================================================================================================================================

Property Type:
     Industrial                                                                         $  1,062                30.1
     Office                                                                                  799                22.7
     Retail                                                                                  452                12.8
     Residential                                                                             340                 9.6
     Church                                                                                  288                 8.2
     Other                                                                                   586                16.6
---------------------------------------------------------------------------------------------------------------------------------------
     Total Mortgage Loans                                                              $   3,527               100.0
=======================================================================================================================================

The following table presents changes in the allowance for credit losses:

                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Balance at January 1                                                          $   89           $  107          $  118
Provisions for credit losses (credit)                                             (7)             (18)            (11)
---------------------------------------------------------------------------------------------------------------------------------------
Balance at December 31                                                        $   82          $    89          $  107
=======================================================================================================================================

AAL's investment in mortgage loans includes $96,000,000 and $109,000,000 of loans that are considered to be impaired at December 31,
2001 and 2000, respectively, for which the related allowance for credit losses are $15,000,000 and $16,000,000 at December 31, 2001 and 2000, respectively. The average recorded investment in impaired loans during the years ended December 31, 2001, 2000, and 1999, was $103,000,000, $134,000,000, and $192,000,000, respectively. AAL recorded interest income, using the accrual method, on impaired loans of $7,000,000, $8,000,000 and $14,000,000 for 2001, 2000 and 1999, respectively.

Note 3.  Deferred Acquisition Costs

The changes in deferred acquisition costs are as follows:
                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Balance at beginning of year                                                  $  764           $  807          $  667
Acquisition costs deferred:
     Commissions                                                                  79               83              81
     Other costs                                                                  32               30              29
---------------------------------------------------------------------------------------------------------------------------------------
     Total deferred                                                              111              113             110
Acquisition costs amortized                                                      (70)             (96)            (86)
---------------------------------------------------------------------------------------------------------------------------------------
Increase in deferred acquisition costs                                            41               17              24
Change related to unrealized gains/losses on
     fixed maturity investments recorded
     directly to certificateholders' surplus as
     comprehensive income (loss)                                                 (50)             (60)            116
---------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                         (9)             (43)            140
Balance at end of year                                                        $  755           $  764          $  807
=======================================================================================================================================

Note 4.  Retirement and Savings Plans and Postretirement Benefits Other Than Pensions

AAL offers a noncontributory defined retirement plan and a contributory savings plan to substantially all home office and field employees.  The savings plan is defined under the Internal Revenue Code section 401(k) as a profit sharing plan that allows participant contributions on a before-tax basis as well as an after-tax basis.  AAL also provides postretirement benefits in the form of health and life insurance for substantially all retired home office and field personnel.

The following tables set forth the amounts recognized in AAL's financial statements and the plans' funding status.

                                                                     Retirement Plans                 Other Benefits
                                                                                         December 31
                                                                   2001            2000            2001          2000
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                       (In Millions)
Projected benefit obligation for services
     rendered to date                                            $  317          $  298          $   67        $   63
Plan assets at fair value                                           302             330               -             -
---------------------------------------------------------------------------------------------------------------------------------------
Funded (unfunded) status of the plan                              $ (15)         $   32         $   (67)      $   (63)
=======================================================================================================================================
Accrued liability included in
     consolidated balance sheets                                 $   12          $   10          $   56        $   50

Note 4.  Retirement and Savings Plans and Postretirement Benefits Other Than Pensions (continued)

The following summarizes certain assumptions included in the preceding schedule:

                                                                     Retirement Plans                Other Benefits
                                                                  ----------------------          ---------------------

                                                                                   Years Ended December 31
                                                               2001       2000       1999       2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------------
Discount rate                                                   7.5%       7.5%      7.5%       7.5%       7.5%      7.5%
Expected return on plan assets                                  9.0        9.0       9.0        -          -         -
Rate of compensation increase                                   5.0        5.0       5.0        -          -         -
Health care trend rate                                          -          -         -          6.0        6.0       6.0

                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Savings Plan
     Benefit cost                                                              $   -            $   -           $   -
     Employer contributions                                                        6                5               5
     Employee contributions                                                       20               19              18
     Benefits paid                                                                17               25              18

Retirement Plans
     Benefit cost                                                              $   2            $   -           $   4
     Employer contributions                                                        -                -               -
     Employee contributions                                                        -                -               -
     Benefits paid                                                                13               11              11

Other Benefits
     Benefit cost                                                              $   8            $   9           $   4
     Employer contributions                                                        2                3               -
     Employee contributions                                                        1                1               -
     Benefits paid                                                                 3                4               2

Note 5. Synopsis of Statutory Financial Results

The accompanying financial statements differ from those prepared in accordance with statutory accounting practices prescribed or permitted by regulatory authorities. Prior to January 1, 2001, "prescribed" statutory accounting practices were interspersed throughout state insurance laws and regulations, the National Association of Insurance Commissioner's ("NAIC") Accounting Practices and Procedures Manual and a variety of other NAIC publications. "Permitted" statutory accounting practices encompassed all accounting practices that were not prescribed. Effective January 1, 2001, the NAIC adopted a revised Accounting Practices and Procedures Manual that was updated in a process referred to as Codification. Wisconsin insurance laws and regulations define the NAIC manual as the prescribed method of accounting. The revised NAIC manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that AAL uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles due to Codification on AAL's statutory-basis capital and surplus as of January 1, 2001, was an increase of $25,000,000.

The more significant differences in the GAAP-basis financial statements from the statutory-basis financial statements are as follows: (a) investments in bonds are reported at amortized cost or at fair value with unrealized holding gains and losses reported as a separate component of certificateholders' surplus, depending on their designation at purchase as held to maturity or available for sale, respectively, rather than being valued based on the bond's NAIC rating; (b) certain acquisition costs of new business are deferred and amortized rather than being charged to operations as incurred; (c) the liabilities for future certificate benefits and expenses are based on reasonably conservative estimates of expected mortality, interest, withdrawals and future maintenance and settlement expenses rather than using statutory rates for mortality and interest; (d) certain assets, principally costs in excess of net assets acquired, furniture, equipment and agents' debit balances are reported as assets rather than being charged to certificateholders' surplus and excluded from the balance sheets; (e) the interest maintenance reserve and asset valuation reserve are reported as part of certificateholders' surplus rather than as a liability; and (f) revenues for universal life and investment-type contracts include mortality, expense and surrender charges levied against the certificateholders' accounts rather than including as revenues the premiums received on these certificates. Expenses include interest added to the certificateholders' accounts rather than reserve changes related to the investment portion of these policies. Summarized statutory-basis financial information for AAL on an unconsolidated basis is as follows:

                                                                                            December 31
                                                                                      2001              2000
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Assets                                                                            $   22,435        $   21,502
=======================================================================================================================================

Liabilities                                                                       $   20,565        $   19,685
Unassigned funds                                                                       1,870             1,817
---------------------------------------------------------------------------------------------------------------------------------------
Total liabilities and unassigned funds                                            $   22,435        $   21,502
=======================================================================================================================================

Note 5.  Synopsis of Statutory Financial Results (continued)

                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                           (In Millions)
Premium income and certificate proceeds                                     $  1,719         $  1,639        $  1,651
Net investment income                                                          1,335            1,321           1,256
Other income                                                                      59               66              66
---------------------------------------------------------------------------------------------------------------------------------------
     Total income                                                              3,113            3,026           2,973

Certificateholders' benefits                                                   1,393            1,566           1,292
Reserve increase                                                                 887              503             583
Interest & adjustments on certificates and
     deposit-type contracts                                                       68               42              37
Surplus refunds                                                                  112              121             117
Commissions and operating costs                                                  418              411             402
Other                                                                            134              280             374
---------------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                    3,012            2,923           2,805

Net gain from operations                                                         101              103             168
Net realized capital gains (losses)                                              (36)              66              88
---------------------------------------------------------------------------------------------------------------------------------------
     Net income                                                             $     65         $    169        $    256
=======================================================================================================================================

AAL is in compliance with the statutory surplus requirements of all states.

Note 6. Fair Value of Financial Instruments

The following methods and assumptions were used in estimating fair value disclosures for financial instruments:

Cash and Cash Equivalents
The carrying amounts reported in the accompanying Consolidated Balance Sheets for these instruments approximate their fair values.

Investment Securities
Fair values for fixed maturity securities are based on quoted market prices where available, or are estimated using values obtained from independent pricing services. All fixed maturity issues are individually priced based on year-end market conditions, the credit quality of the issuing company, the interest rate and the maturity of the issue. The fair values for investments in equity securities are based on quoted market prices.

Mortgage Loans
The fair values for mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Note 6. Fair Value of Financial Instruments (continued)

Certificate Loans
The carrying amounts reported in the accompanying Consolidated Balance Sheets for these loans are considered to be reasonable estimates of their fair value.

Separate Accounts
The fair values for separate account assets are based on quoted market prices.

Financial Liabilities
The fair values for AAL's liabilities under investment-type contracts, such as deferred annuities, variable annuities, and other liabilities, including supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal. These amounts are included in certificateholder funds in the accompanying Consolidated Balance Sheets.

The carrying value and estimated fair value of AAL's financial instruments are as follows:

                                                                        2001                              2000
---------------------------------------------------------------------------------------------------------------------------------------
                                                             Carrying          Estimated        Carrying         Estimated
                                                               Value          Fair Value          Value         Fair Value
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                      (In Millions)
Financial Assets:
     Fixed maturities                                       $  14,934          $  14,979        $  14,091         $  14,137
     Equity securities                                            916                916              825               825
     Mortgage loans                                             3,445              3,529            3,092             3,393
     Cash and cash equivalents                                    350                350              200               200
     Certificate loans                                            510                510              501               501
     Separate account assets                                    2,132              2,132            2,164             2,164

Financial Liabilities:
     Deferred annuities                                         7,718              7,699            7,398             7,368
     Separate account liabilities                               2,132              2,132            2,164             2,164
     Other                                                        795                791              723               719

Note 7. Contingent Liabilities

AAL is involved in various lawsuits and contingencies that have arisen from the normal conduct of business. Contingent liabilities arising from litigation, tax and other matters are not considered material in relation to the financial position of AAL. AAL has not made any provision in the consolidated financial statements for liabilities, if any, that might ultimately result from these contingencies.

Under terms of guarantee of a letter of credit issued by local banks, AAL is obligated to advance a maximum of $45,000,000 if a local civic organization is unable to make timely payments on its debt secured by a letter of credit from the local banks. AALguarantee is secured by the civic organization's assets which include all funds held by the organization to support the debt and the organization's building. AAL would acquire these assets in the event of default.

Note 8. Subsequent Event

On January 1, 2002, AAL completed a merger with Lutheran Brotherhood, a Minnesota-domiciled fraternal benefit society, pursuant to an agreement and plan of merger dated June 27, 2001. The merger will be accounted for as a pooling of interests transaction, and as such, future consolidated financial statements will include Lutheran Brotherhood's financial data as if Lutheran Brotherhood had always been part of AAL.

The following unaudited pro forma combined financial data is presented for informational purposes only. It is not necessarily indicative of the results of operations or of the financial position that would have occurred had the merger been completed during the periods or as of the date for which the pro forma data is presented. It is also not necessarily indicative of the combined company's future results of operations or financial position.

Unaudited Pro forma Combined Statements of Income Data (in millions):

                                                                                      Years ended December 31
                                                                               2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------------
Revenue                                                                      $  4,150        $  4,144        $  3,944
Net income                                                                        135             356             373

Unaudited Pro forma Combined Balance Sheet Data (in millions):

                                                                                            December 31
                                                                                      2001              2000
---------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                       $  45,895        $  44,835
Total certificateholders' surplus                                                      5,343            5,076
--------------------------------------------------------------------------------------------------------------------------------------

[PricewaterhouseCoopers LLP Logo]

PricewaterhouseCoopers LLP
650 Third Avenue South
Suite 1300
Minneapolis MN 55402-4333
Telephone (612) 596 6000
Facsimile (612) 373 7160

Report of Independent Accountants

To the Board of Directors and Members of
Aid Association for Lutherans/Lutheran Brotherhood:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations, of members' equity and of cash flows present fairly, in all material respects, the financial position of Lutheran Brotherhood (the Society) and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Society's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 14 to the financial statements, on January 1, 2002, Lutheran Brotherhood merged with and into Aid Association for Lutherans.

/s/PricewaterhouseCoopers LLP

March 1, 2002

                                                         Lutheran Brotherhood
                                                      Consolidated Balance Sheet
                                                      December 31, 2001 and 2000
                                                         (Dollars in millions)

Assets                                                                                                  2001           2000
Investments:
   Fixed income securities available for sale, at fair value                                         $   7,924     $   7,374
   Equity securities available for sale, at fair value                                                     668           722
Mortgage loans                                                                                           2,253         2,236
Real estate                                                                                                 90            65
Loans to contractholders                                                                                   766           748
Short-term investments                                                                                     325           290
Other invested assets                                                                                      330           223
                                                                                                      --------      --------

     Total investments                                                                                  12,356        11,658

Cash and cash equivalents                                                                                  953           749
Deferred policy acquisition costs                                                                        1,179         1,181
Investment income due and accrued                                                                          135           137
Other assets                                                                                               151           156
Separate account assets                                                                                  7,645         8,842
                                                                                                      --------      --------

     Total assets                                                                                     $ 22,419      $ 22,723
                                                                                                      --------      --------

                      Liabilities and Members' Equity
Liabilities:
   Contract reserves                                                                                 $   6,489     $   5,988
   Contractholder funds                                                                                  4,584         4,484
   Benefits in the process of payment                                                                       67            63
   Dividends payable                                                                                       111           117
   Amounts due to brokers                                                                                  660           413
   Other liabilities                                                                                       432           364
   Separate account liabilities                                                                          7,594         8,842
                                                                                                      --------      --------

     Total liabilities                                                                                  19,937        20,271
                                                                                                      --------      --------

Members' equity:
   Accumulated other comprehensive income                                                                   70            36
   Retained earnings                                                                                     2,412         2,416
                                                                                                      --------      --------

     Total members' equity                                                                               2,482         2,452
                                                                                                      --------      --------

     Total liabilities and members' equity                                                             $22,419       $22,723
                                                                                                      ========      ========

                        The accompanying notes are an integral part of these consolidated financial statements.

                                                         Lutheran Brotherhood
                                                 Consolidated Statement of Operations
                                         For the years ended December 31, 2001, 2000 and 1999
                                                         (Dollars in millions)

                                                                                          2001           2000          1999
Revenues:
   Premiums                                                                             $   724        $   667       $   618
   Net investment income                                                                    783            799           748
   Net realized investment (losses) gains                                                    (8)            16            87
   Contract charges                                                                         214            211           189
   Annuity considerations and other income                                                  129            129           111
                                                                                       --------       --------      --------

     Total revenues                                                                       1,842          1,822         1,753

Benefits and other deductions:
   Net additions to contract reserves                                                       538            462           420
   Contractholder benefits                                                                  666            643           612
   Dividends                                                                                230            230           217
   Commissions and operating expenses                                                       236            223           213
   Amortization of deferred policy acquisition costs                                         98             48            66
   Fraternal activities                                                                      82             79            77
                                                                                       --------       --------      --------

     Total benefits and other deductions                                                  1,850          1,685         1,605
                                                                                       --------       --------      --------

Income (loss) before income taxes                                                            (8)           137           148
Provision for (Benefit from) income taxes                                                    (4)             9             1
                                                                                       --------       --------      --------

Net income (loss)                                                                      $     (4)       $   128       $   147
                                                                                       ========       ========      ========

                        The accompanying notes are an integral part of these consolidated financial statements.

                                                         Lutheran Brotherhood
                                               Consolidated Statement of Members' Equity
                                         For the years ended December 31, 2001, 2000 and 1999
                                                         (Dollars in millions)

                                                                           Accumulated Other
                                                                      Comprehensive Income (Loss)
                                                                      ---------------------------
                                                                                      Unrealized
                                                                      Unrealized     Gains/Losses                      Total
                                                   Comprehensive     Gains/Losses    Acquisition      Retained       Members'
                                                       Income        Investments        Costs         Earnings        Equity

Balance at December 31, 1998                                            $  479          $  (110)       $ 2,141       $ 2,510
Comprehensive income:
   Net income                                          $   147               -                -            147           147
   Other comprehensive income (loss)                      (353)           (527)             174             -           (353)
                                                       --------         --------       --------       --------      --------

     Total comprehensive loss                          $  (206)
                                                       ========

Balance at December 31, 1999                                               (48)              64          2,288         2,304
Comprehensive income:
   Net income                                          $   128              -                -             128           128
   Other comprehensive income (loss)                        20              96              (76)            -             20
                                                       --------         --------       --------       --------      --------

     Total comprehensive income                        $   148
                                                       ========

Balance at December 31, 2000                                                48              (12)         2,416         2,452
Comprehensive income:
   Net loss                                          $      (4)             -                -              (4)           (4)
   Other comprehensive income (loss)                        34              59              (25)            -             34
                                                       --------         --------       --------       --------      --------

     Total comprehensive income                       $     30
                                                       ========

Balance at December 31, 2001                                            $  107         $    (37)       $ 2,412       $ 2,482
                                                                        ========       ========       ========      ========

                        The accompanying notes are an integral part of these consolidated financial statements.

                                                         Lutheran Brotherhood
                                                 Consolidated Statement of Cash Flows
                                         For the years ended December 31, 2001, 2000 and 1999
                                                         (Dollars in millions)

                                                                                         2001           2000          1999

Cash flows from operating activities:
   Net income (loss)                                                                 $       (4)      $    128      $    147
   Adjustments to reconcile net income (loss) to net
       cash provided by operating activities:
     Depreciation and amortization                                                           17             10             3
     Deferred policy acquisition costs                                                      (23)           (98)          (64)
     Equity in earnings of other invested assets                                              7             (8)           (5)
     Net realized investment losses (gains)                                                   8            (16)          (87)
   Change in operating assets and liabilities:
     Loans to contractholders                                                               (18)           (27)          (22)
     Other assets                                                                            (9)           (31)          (58)
     Contract reserves and contractholder funds                                             601            382           371
Other liabilities                                                                            66             63            73
                                                                                       --------       --------      --------

       Total adjustments                                                                    649            275           211
                                                                                       --------       --------      --------

       Net cash provided by operating activities                                            645            403           358
                                                                                       --------       --------      --------

Cash flows from investing activities:
   Proceeds from investments sold, matured or repaid:
     Fixed income securities available for sale                                          14,179          7,252         9,768
     Equity securities available for sale                                                   286            430           564
     Mortgage loans                                                                         297            184           228
     Short-term investments                                                                 678            523           799
     Other invested assets                                                                   24            376           133
   Costs of investments acquired:
     Fixed income securities available for sale                                         (14,426)        (8,076)       (9,869)
     Equity securities available for sale                                                  (326)          (320)         (514)
     Mortgage loans                                                                        (313)          (317)         (358)
     Short-term investments                                                                (707)          (598)         (599)
     Other invested assets                                                                  (83)          (109)          (64)
     Investment in separate accounts                                                        (50)            -              -
                                                                                       --------       --------      --------

       Net cash (used in) provided by investing activities                                 (441)          (655)           88
                                                                                       --------       --------      --------

Net increase (decrease) in cash and cash equivalents                                        204           (252)          446

Cash and cash equivalents, beginning of year                                                749          1,001           555
                                                                                       --------       --------      --------

Cash and cash equivalents, end of year                                                $     953       $    749       $ 1,001
                                                                                       ========       ========      ========

                        The accompanying notes are an integral part of these consolidated financial statements.

Lutheran Brotherhood
Notes to Consolidated Financial Statements
(Dollars in millions)

  Organization and Basis of Presentation

  Nature of Operations and Principles of Consolidation
  The accompanying consolidated financial statements include the accounts of Lutheran Brotherhood (the Society), a fraternal benefit organization offering life insurance and related financial service products as well as fraternal benefits for Lutherans throughout the United States. Also included in the accounts of the Society are its wholly owned subsidiary, Lutheran Brotherhood Financial Corporation (LBFC), which is the parent company of Lutheran Brotherhood Variable Insurance Products Company (LBVIP), a stock life insurance company; an investment adviser; a broker-dealer; a property and casualty insurance agency; a federal savings bank holding company; and a federal savings bank.

  The Society's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). All significant intercompany balances and transactions have been eliminated in consolidation.

  Effective January 1, 2002, the Society has merged with and into Aid Association for Lutherans (AAL). Refer to Note 14 for further details.

  Summary of Significant Accounting Policies

  Use of Estimates
  The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  Financial Statement Presentation
  Certain prior year amounts in the financial statements and notes to the financial statements have been reclassified to conform to the 2001 financial statement presentation.

  Cash and Cash Equivalents
  Cash and cash equivalents include cash on hand, money market instruments and other debt issues with an original maturity of 90 days or less.

  Investments
  See disclosures regarding the determination of fair value of financial instruments at Note 10.

  Carrying value of investments is determined as follows:

            Fixed income securities                         Fair value
            Equity securities                               Fair value
            Mortgage loans on real estate                   Amortized cost less impairment allowance
            Investment real estate                          Cost less accumulated depreciation and impairment allowance
            Real estate joint ventures                      Equity accounting method
            Real estate acquired through foreclosure        Lower of cost or fair value less estimated cost to sell
            Loans to contractholders                        Unpaid principal balance
            Short-term investments                          Amortized cost
            Other invested assets                           Equity accounting method

  Fixed income securities which may be sold prior to maturity and equity securities (common stock and nonredeemable preferred stock) are classified as available for sale.

  Realized investment gains and losses on sales of securities are determined on a first-in, first-out method for fixed income securities and the average cost method for equity securities and are reported in the Consolidated Statement of Operations. Unrealized investment gains and losses on fixed income and equity securities classified as available for sale, net of the impact of unrealized investment gains and losses on deferred acquisition costs and net applicable deferred taxes, are reported as other comprehensive income.

  The investment portfolio is reviewed for investments that may have experienced a decline in fair value considered to be other than temporary. Mortgage loans are considered impaired when it is probable that the Society will be unable to collect all amounts according to the contractual terms of the loan agreement. Real estate is considered impaired when the carrying value exceeds the fair value. In cases where impairment is present, valuation allowances are established and netted against the asset categories to which they apply and changes in the valuation allowances are included in realized investment gains or losses.

  Deferred Policy Acquisition Costs
  Those costs of acquiring new business, which vary with and are primarily related to the production of new business, are deferred. Such costs include commissions, certain costs of contract issuance and underwriting, and certain variable agency expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of contract issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs are adjusted for the impact of unrealized gains or losses on investments as if those gains or losses had been realized, with corresponding credits or charges included in other comprehensive income.

  For participating-type long duration contracts, deferred acquisition costs are amortized over the expected average life of the contracts in proportion to estimated gross margins. The effects of revisions to experience on previous amortization of deferred acquisition costs are reflected in earnings and change in unrealized investment gains (losses) in the period estimated gross margins are revised.

  For universal life-type and investment-type contracts, deferred acquisition costs are amortized over the average expected life of the contracts in proportion to estimated gross profits from mortality, investment, and expense margins and surrender charges. The effects of revisions to experience on previous amortization of deferred acquisition costs are reflected in earnings and change in unrealized investment gains (losses) in the period estimated gross profits are revised.

  For health insurance and certain term life insurance contracts, deferred acquisition costs are amortized over the average expected premium paying period, in proportion to expected premium revenues at the time of issue.

  Separate Accounts
  Separate account assets include segregated funds invested by the Society for the benefit of variable life insurance and variable annuity contract owners. The assets (principally investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Society. The assets of the variable accounts will not be applied to the liabilities arising out of any other business conducted by the Society. Assets are valued at fair value. The investment income, gains and losses of these accounts generally accrue to the contractholders, and, therefore, are not included in the Society's consolidated net (loss) income.

  Derivative Financial Instruments
  The Society's current utilization of derivative financial instruments is not significant. Most of the Society's derivative transactions are used to reduce or modify interest rate risk and to replicate assets in certain markets. These strategies use future contracts, option contracts, interest rate swaps, foreign currency swaps and structured securities. The Society does not use derivative instruments for speculative purposes. The effect of derivative transactions is not significant to the Society's results of operations or financial position.

  Effective January 1, 2001, the Society adopted the provisions of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133), as amended, which requires that the Society recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. Given the Society's limited use of derivative instruments, the adoption of SFAS No. 133 did not have a significant impact on the financial position or results of operations of the Society.

  Other Assets
  Other assets include property and equipment reported at depreciated cost. The Society provides for depreciation of property and equipment using the straight-line method over the useful lives of the assets which are three to ten years for equipment and forty years for property.

  Contract Reserves and Contractholder Funds
  Liabilities for future contract benefits on participating-type long duration contracts are the net level premium reserve for death benefits. Liabilities are calculated using dividend fund interest rates and mortality rates guaranteed in calculating cash surrender values.

  Liabilities for future contract benefits on universal life-type and investment-type contracts are based on the contract account balance.

  Liabilities for future contract benefits on health insurance and certain term life insurance contracts are calculated using the net level premium method and assumptions as to investment yields, mortality, morbidity and withdrawals. The assumptions, made at the time of issue, are based on best estimates of expected experience and include provision for possible adverse deviation.

  Liabilities for future contract benefits on limited-payment contracts are determined using appropriate assumptions for investment yields, mortality, morbidity and expenses, including a provision for the risk of adverse deviation.

  Use of these actuarial tables and methods involves estimation of future mortality and morbidity based on past experience. Actual future experience could differ from these estimates.

  Premium Revenue and Benefits to Contractholders
  Recognition of Certain Participating-Type Contract Revenue and Benefits to Contractholders

  Participating-type contracts are long-duration contracts with expected dividends to contractholders based on actual experience, paid in proportion to the contractholder's contribution to surplus. Premiums are recognized as revenues when due. Death and surrender benefits are reported as expenses when incurred.

  Recognition of Universal Life-Type Contract Revenue and Benefits to Contractholders

  Universal life-type contracts are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the contractholder, premiums paid by the contractholder or interest accrued to contractholder balances. Amounts received as payments for such contracts are not reported as premium revenues.

  Revenues for universal life-type contracts consist of investment income, charges assessed against contract account values for deferred contract loading, the cost of insurance and contract administration. Contract benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related contract account balances.

  Recognition of Investment Contract Revenue and Benefits to Contractholders

  Contracts that do not subject the Society to risks arising from contractholder mortality or morbidity are referred to as investment contracts. Certain deferred annuities, immediate annuities and supplementary contracts are considered investment contracts. Amounts received as payments for such contracts are not reported as premium revenues.

  Revenues for investment contracts consist of investment income and contract administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

  Recognition of Limited-Payment Contract Revenue and Benefits to Contractholders

  Limited-payment contracts subject the Society to contractholder mortality and morbidity risks over a period that extends beyond the premium paying period. Certain annuities and supplementary contracts with life contingencies are considered limited-payment contracts. Considerations are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future contract benefits and the amortization of deferred policy acquisition costs.

  Recognition of Term Life and Health Revenue and Benefits to Contractholders

  Products with fixed and guaranteed premiums and benefits consist principally of health insurance contracts and certain term life contracts. Premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future contract benefits and the amortization of deferred policy acquisition costs.

  Dividends
  The dividend scale, approved annually by the Board of Directors, seeks to achieve equity among contractholders. Dividends charged to operations represent an estimation of those incurred during the current year.

  Income Taxes
  Lutheran Brotherhood qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been made. Lutheran Brotherhood's subsidiary, Lutheran Brotherhood Financial Corporation (LBFC) is a taxable entity. LBFC and its subsidiaries file a consolidated federal income tax return. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

  The provision for income taxes reflected on the Consolidated Statement of Operations consisted of federal and state income tax expense (benefit) of $(4), $9 and $1 for the years ended December 31, 2001, 2000 and 1999, respectively. At December 31, 2001 and 2000, LBFC had recorded a net deferred federal income tax liability of $40 and $41, respectively. The deferred tax liability arises from the temporary differences related primarily to reserves held for future benefits and deferred acquisitions costs as computed for financial statement and tax return purposes.

  Investments

  Fixed Income Securities
  Investments in fixed income securities at December 31, 2001 and 2000 follow:

                                                                           Available for Sale (Carried at Fair Value)
                                                                                        December 31, 2001
                                                                        ------------------------------------------------

                                                                    Amortized        Unrealized     Unrealized        Fair
                                                                       Cost            Gains          Losses          Value
   Fixed income securities:
       U.S. government                                                $    760          $    30      $      (2)     $    788
       Mortgage-backed securities                                        2,404               38             (7)        2,435
       Non-investment grade bonds                                          740               15            (70)          685
       Corporate and other bonds                                         3,920              140            (44)        4,016
                                                                       --------        --------        --------     --------

           Total available for sale                                    $ 7,824           $  223        $  (123)      $ 7,924
                                                                       ========        ========        ========     ========

                                                                           Available for Sale (Carried at Fair Value)
                                                                                        December 31, 2000
                                                                        ------------------------------------------------

                                                                    Amortized        Unrealized     Unrealized        Fair
                                                                       Cost            Gains          Losses          Value
     Fixed income securities:
       U.S. government                                                $    771          $    36      $      (1)     $    806
       Mortgage-backed securities                                        2,224               26            (14)        2,236
       Non-investment grade bonds                                          725                5           (106)          624
       Corporate and other bonds                                         3,710               90            (92)        3,708
                                                                       --------        --------        --------     --------

           Total available for sale                                    $ 7,430           $  157        $  (213)      $ 7,374
                                                                       ========        ========        ========     ========

     The amortized cost and fair value of fixed income securities available for sale as of December 31, 2001 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.
                                                                                                     Amortized        Fair
                                                                                                        Cost          Value

     One year or less                                                                                $     142     $     145
     After one year through five years                                                                   1,420         1,454
     After five years through ten years                                                                  2,061         2,085
     After ten years                                                                                     1,797         1,805
     Mortgage-backed securities                                                                          2,404         2,435
                                                                                                       --------     --------

       Total available for sale                                                                       $  7,824      $  7,924
                                                                                                       ========     ========

     Equity Securities
     Investments in equity securities and preferred stock at December 31, 2001 and 2000 are as follows:

                                                                                                          2001          2000

     Cost                                                                                            $     658     $     618
     Gross unrealized gains                                                                                 96           171
     Gross unrealized losses                                                                               (86)          (67)
                                                                                                       --------     --------

     Carrying value                                                                                  $     668     $     722
                                                                                                       ========     ========

     Mortgage Loans and Real Estate
     The Society's mortgage loans and real estate investments are diversified by property type and location and, for mortgage loans, borrower and loan size.

     At December 31, the carrying values of mortgage loans and real estate investments were as follows:

                                                                                                          2001         2000
     Mortgage loans:
       Residential and commercial                                                                     $  1,858      $  1,865
       Loans to Lutheran Churches                                                                          395           371
                                                                                                       --------     --------

             Total mortgage loans                                                                     $  2,253      $  2,236
                                                                                                       ========     ========

     Real estate:
       To be disposed of                                                                          $         -     $        1
       To be held and used                                                                                  90            64
                                                                                                       --------     --------

             Total real estate                                                                      $       90    $       65

  Derivative Instruments
  At December 31, 2001, the Society's derivative instruments, as defined by SFAS No. 133, included one foreign currency swap and warrants on equity securities. In addition, certain convertible bonds held by the Society are characterized as hybrid instruments containing embedded derivatives (i.e., equity conversion options). The fair value of all such instruments of $91 at December 31, 2001, was determined using quoted market prices, where available, and internal valuation models. Changes in fair value are reported currently in net realized investment gains (losses).

  Investment Income and Realized Gains and Losses

  For the year ended December 31, investment income summarized by type of investment was as follows:

                                                                                          2001          2000          1999

     Fixed income securities                                                           $    489      $     483     $     466
     Equity securities                                                                       16             23            20
     Mortgage loans                                                                         181            173           167
     Real estate                                                                             24             20            17
     Loans to contractholders                                                                50             48            47
     Short-term investments                                                                  54             75            54
     Other invested assets                                                                   19             21            18
                                                                                       --------        --------     --------

       Gross investment income                                                              833            843           789

     Investment expenses                                                                    (50)           (44)          (41)
                                                                                       --------        --------     --------

     Net investment income                                                             $    783      $     799     $     748
                                                                                       ========        ========     ========

     For the year ended December 31, gross realized investment gains and losses on sales of all types of investments are as follows:

                                                                                          2001           2000          1999
     Fixed income securities:
       Realized gains                                                                  $    114     $       60    $       87
       Realized losses                                                                     (131)           (98)          (99)

     Equity securities:
       Realized gains                                                                        33             87           115
       Realized losses                                                                      (32)           (38)          (22)

     Other investments:
       Realized gains                                                                         8              6             6
       Realized losses                                                                       -              (1)            -
                                                                                       --------        --------     --------

           Total net realized investment (losses) gains                               $      (8)    $       16    $       87
                                                                                       ========        ========     ========
  Deferred Policy Acquisition Costs

  The balances of and changes in deferred policy acquisition costs as and for the years ended December 31 are as follows:

                                                                                          2001           2000          1999

     Balance, beginning of year                                                         $ 1,181       $  1,159     $     921
     Capitalization of acquisition costs                                                    121            146           130
     Amortization                                                                           (98)           (48)          (66)
     Change in unrealized investment gains                                                  (25)           (76)          174
                                                                                       --------        --------     --------

     Balance, end of year                                                               $ 1,179       $  1,181      $  1,159
                                                                                       --------        --------     --------
  Separate Account Business

  Separate account assets include segregated funds invested by the Society for the benefit of variable life insurance and variable annuity contract owners. A portion of the contract owner's premium payments are invested by the Society into the LB Variable Insurance Account I, the LB Variable Annuity Account I, the LBVIP Variable Insurance Account, the LBVIP Variable Insurance Account II, or the LBVIP Variable Annuity Account I (the Variable Accounts). The Variable Accounts are unit investment trusts registered under the Investment Company Act of 1940. Each Variable Account has 14 subaccounts, each of which invests only in a corresponding portfolio of LB Series Fund, Inc. (the Fund). The Fund is an open-end management investment company registered under the Investment Company Act of 1940. The shares of the Fund are carried in the Variable Accounts' financial statements at the net asset value of the Fund. The Society serves as the investment adviser of the Fund and is compensated through a daily investment advisory fee based on the average daily net assets of each portfolio. For the years ended December 31, 2001, 2000 and 1999, advisory fee income of $32, $37 and $29, respectively, is included in the Consolidated Statement of Operations.

  The Society records premium payments from contractholders as assets in the separate accounts. Separate account liabilities represent reserves held related to the separate account business. The excess of separate account assets over separate account liabilities at December 31, 2001 represents the Society's investment of $50 to the Fund made in November 2001 upon introducing seven new variable annuity subaccounts.

  A fixed account is also included as an investment option for variable annuity contract owners. Net premiums allocated to the fixed account are invested in the assets of the Society.

  The Society assumes the mortality and expense risk associated with these contracts for which it is compensated by the separate accounts. The charges to the separate accounts, shown below for the years ended December 31, are based on the average daily net assets at specified annual rates:

                                                                                          2001          2000           1999
                                                                             Rate        Charges      Charges         Charges

     LB Variable Insurance Account I                                         0.6%      $      1       $      1      $      1
     LB Variable Annuity Account I                                           1.1%            41             44            34
     LBVIP Variable Insurance Account                                        0.6%             1              2             1
     LBVIP Variable Insurance Account II                                     2.3%            -              -              -
     LBVIP Variable Annuity Account I                                        1.1%            43             53            46
                                                                                       --------        --------     --------

                                                                                      $      86        $   100       $    82
                                                                                       ========        ========     ========

     Income from these charges is included in the Consolidated Statement of Operations.

     In addition, the Society deducts certain amounts from the cash value of the accounts invested in the separate accounts for surrender charges, annual administrative charges and cost of insurance charges. For the years ended December 31, amounts are as follows:

                                                                                           2001           2000          1999

     LB Variable Insurance Account I                                                    $    15        $    12       $    10
     LB Variable Annuity Account I                                                            3              3             3
     LBVIP Variable Insurance Account                                                        12             11            11
     LBVIP Variable Insurance Account II                                                     -              -              -
     LBVIP Variable Annuity Account I                                                         1              1             1
                                                                                       --------        --------     --------

                                                                                        $    31        $    27       $    25
                                                                                       --------        --------     --------
  Employee Benefit Plans

  Pension Plans
  Defined Benefit

  Lutheran Brotherhood has noncontributory defined benefit plans which cover substantially all employees. The Society's policy is to fund all defined benefit pension costs using the aggregate level value method. In comparison to other acceptable methods, the annual contributions under the aggregate level method are generally higher in the earlier years and decrease over time.

  Components of net pension cost for the years ended December 31 were as follows:

                                                                                           2001           2000          1999

     Service cost - benefits earned during the year                                     $     6        $     5        $    5
     Interest cost on projected benefit obligations                                          10              9             8
     Expected return on assets                                                              (12)            (8)           (8)
                                                                                       --------        --------     --------

     Net pension cost                                                                   $     4        $     6        $    5
                                                                                       ========        ========     ========

     The following rates were used in computing the pension cost for each of the three years in the period ended December 31:

                                                                                            2001           2000          1999

     Discount rates used to determine expense                                             7.00%           7.00%         7.00%
     Assumed rates of compensation increases                                              5.00%           5.00%         5.00%
     Expected long-term rates of return                                                   8.50%           7.00%         7.00%

     The following tables summarize the reconciliation of funded status as of December 31 of the pension plan, including the change in benefit obligation and the change in plan assets:

                                                                                                          2001          2000
     Change in benefit obligation
     ----------------------------

     Projected benefit obligation at beginning of year                                                   $ 140         $ 124

     Service cost                                                                                            6             5
     Interest cost                                                                                          10             9
     Plan amendment                                                                                          1             -
     Transfers from defined contribution                                                                     3             -
     Actuarial loss                                                                                          7             7
     Benefits paid                                                                                          (6)           (5)
                                                                                                       --------     --------

     Projected benefit obligation at end of year                                                         $ 161         $ 140
                                                                                                       ========     ========

     Change in plan assets
     ---------------------

     Fair value of plan assets at beginning of year                                                      $ 139         $ 124

     Actual return on plan assets                                                                           12            15
     Employer contribution                                                                                   3             5
     Transfers from defined contribution                                                                     3             -
     Benefits paid                                                                                          (6)           (5)
                                                                                                       --------     --------

     Fair value of plan assets at end of year                                                            $ 151         $ 139

                                                                                                          2001          2000
     Funded status
     -------------

     Funded status                                                                                       $ (10)       $   (1)
     Unrecognized prior service cost                                                                         1             -
     Unrecognized actuarial loss (gain)                                                                      3            (4)
     Unrecognized transition amount                                                                          1             1
                                                                                                       --------     --------

     Accrued benefit cost                                                                                $  (5)       $   (4)
                                                                                                       ========     ========

     Plan assets are held on deposit with the Society and invested primarily in corporate bonds and mortgage loans. Plan contributions are accumulated in a deposit administration fund, which is a part of the general assets of the Society. The accrued retirement liability at December 31, 2001 of $156 is included in contract reserves and other liabilities.

     The following rates were used in computation of the funded status for the plan at December 31:

                                                                                                           2001         2000

     Discount rates used for obligations                                                                  7.00%        7.00%
     Assumed rates of compensation increases                                                              5.00%        5.00%

  Defined Contribution

  The Society has noncontributory defined contribution retirement plans which cover substantially all employees and field representatives and a noncontributory non-qualified deferred compensation plan which covers substantially all of its general agents. As of January 1, 2001, approximately $139 of the defined contribution retirement plans' assets were held by the Society and the remaining $151 were held in a separate trust. The accrued retirement liability at December 31, 2001 of $152 is included in contract reserves. Expenses related to the retirement plan for the years ended December 31, 2001, 2000 and 1999 were $9, $11 and $12, respectively. Accumulated vested deferred compensation benefits at December 31, 2001 and 2000 total $71 and $66, respectively, and are included in other liabilities.

  The Society has established contributory 401(k) defined contribution plans which cover substantially all employees and field representatives. Participants are immediately vested in their contributions plus investment earnings thereon.

  Postretirement Benefits Other Than Pensions
  The Society has a postretirement medical benefit plan which provides for a minor subsidy of certain medical benefits for eligible early retirees until age 65. The Society's obligation for post-retirement medical benefits under the plan is not significant.

  Reinsurance

  In the normal course of business, the Society seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to other insurance enterprises or reinsurers under reinsurance contracts. As of December 31, 2001, total life insurance inforce approximated $52 billion, of which approximately $1 billion had been ceded to various reinsurers. The Society retains a maximum of $2 of coverage per individual life. Premiums ceded to other companies of $7 are reported as a reduction in premium income and benefits were reduced by $4 for reinsurance recoverable for the year ended December 31, 2001.

  Reinsurance contracts do not relieve the Society from its obligations to contractholders. Failure of reinsurers to honor their obligations could result in losses to the Society; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 2001.

  Commitments and Contingencies

  Financial Commitments
  The Society has commitments to extend credit for mortgage loans and other lines of credit of $84 and $104 at December 31, 2001 and 2000, respectively. Commitments to purchase other invested assets were $132 and $117 at December 31, 2001 and 2000, respectively.

  Disclosures About Fair Value of Financial Instruments

  The following methods and assumptions were used in estimating fair value disclosures for financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument.

  Fixed Income Securities: Fair values for fixed income securities are based on quoted market prices, where available. For fixed income securities not actively traded in the market, fair values are estimated using market quotes from brokers or internally developed pricing methods.

  Equity Securities: Fair values for equity securities are based on quoted market prices, where available. For equity securities not actively traded in the market, fair values are estimated using market quotes from brokers or internally developed pricing methods.

  Mortgage Loans: The fair values for mortgage loans are estimated using discounted cash flow analyses, using interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.

  Loans to Contractholders: The carrying amount reported in the balance sheet approximates fair value since loans on insurance contracts reduce the amount payable at death or at surrender of the contract.

  Cash and Cash Equivalents, Short-Term Investments: The carrying amounts for these assets approximate the assets' fair values.

  Separate Account Assets and Liabilities: The carrying amounts reported for separate account assets and liabilities approximate their respective fair values.

  Other Financial Instruments Recorded as Assets: The carrying amounts for these financial instruments (primarily loans receivable and other investments), approximate those assets' fair values.

  Investment Contract Liabilities: The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

  For supplementary contracts and immediate annuities without life contingencies, the carrying amounts approximate those liabilities' fair value.

  The carrying amounts reported for other investment contracts, which include participating pension contracts and retirement plan deposits, approximate those liabilities' fair value.

  Other Deposit Liabilities: The carrying amounts for dividend accumulations and premium deposit funds approximate the liabilities' fair value.

  Other Financial Instruments Recorded as Liabilities: The carrying amounts for these financial instruments (primarily deposits and advances payable) approximate those liabilities' fair values.

  The carrying amounts and estimated fair values of the Society's financial instruments at December 31 are as follows:

                                                                                2001                          2000
                                                                        ----------------------         --------------------
                                                                      Carrying           Fair         Carrying        Fair
                                                                       Amount           Value          Amount         Value
     Financial instruments recorded as assets
       Fixed income securities                                        $  7,924         $  7,924       $  7,374      $  7,374
       Equity securities                                                   668              668            722           722
       Mortgage loans:
           Residential and commercial                                    1,858            2,021          1,865         2,007
           Loans to Lutheran churches                                      395              418            371           376
       Loans to contractholders                                            766              766            748           748
       Cash and cash equivalents                                           953              953            749           749
       Short-term investments                                              325              325            290           290
       Separate account assets                                           7,645            7,645          8,842         8,842
       Other financial instruments recorded as assets                       97               97             85            85

     Financial instruments recorded as liabilities
       Investment contracts:
           Deferred annuities                                          $ 2,457         $  2,420       $  2,465       $ 2,427
           Supplementary contracts and immediate annuities                 485              485            433           433
       Other deposit liabilities:
           Dividend accumulations                                           36               36             35            35
           Premium deposit funds                                             1                1              1             1
       Separate account liabilities                                      7,594            7,594          8,842         8,842
       Other financial instruments recorded as liabilities                  91               91             79            79
  Statutory Financial Information

  Accounting practices used to prepare statutory financial statements for regulatory filing of fraternal life insurance companies differ from accounting principles generally accepted in the United States of America (GAAP). Statutory financial statements are prepared in accordance with the NAIC Accounting Practices and Procedures manual -Version effective January 1, 2001. The following reconciles the Society's statutory net change in surplus and statutory surplus determined in accordance with accounting practices prescribed or permitted by the Department of Commerce of the State of Minnesota with net income (loss) and members' equity on a GAAP basis.

                                                                                                              Year Ended
                                                                                                             December 31,
                                                                                                           -----------------
                                                                                                          2001          2000

     Net change in statutory surplus                                                                  $    (94)     $    (59)
     Change in asset valuation reserves                                                                    (31)          (45)
                                                                                                       --------     --------

       Net change in statutory surplus and asset valuation reserves                                       (125)         (104)

     Adjustments:
       Future contract benefits and contractholders' account balances                                       75            56
       Deferred acquisition costs                                                                           23            98
       Investment gains                                                                                     35            33
       Other, net                                                                                          (12)           45
                                                                                                       --------     --------

     Consolidated net income (loss)                                                                  $      (4)     $    128
                                                                                                       ========     ========

     Statutory surplus                                                                                 $ 1,124       $ 1,218
     Asset valuation reserves                                                                              217           248
                                                                                                       --------     --------

       Statutory surplus and asset valuation reserves                                                    1,341         1,466

     Adjustments:
       Future contract benefits and contractholders' account balances                                     (327)         (388)
       Deferred acquisition costs                                                                        1,179         1,181
       Interest maintenance reserves                                                                        53            78
       Valuation of investments                                                                             97           (43)
       Dividend liability                                                                                  111           117
       Other, net                                                                                           28            41
                                                                                                       --------     --------

     Consolidated members' equity                                                                      $ 2,482       $ 2,452
                                                                                                       ========     ========
  Supplementary Financial Data

  Following is a condensed synopsis of statutory financial information of the Society (excluding affiliated subsidiaries) at December 31, 2001 and 2000. This information is included to satisfy certain state reporting requirements for fraternals.

                                                                                                           December 31,
                                                                                                         -----------------
                                                                                                         2001          2000

     Invested and other admitted assets                                                               $ 12,958      $ 12,260
     Assets held in separate accounts                                                                    3,863         4,165
                                                                                                      --------      --------

       Total assets                                                                                   $ 16,821      $ 16,425
                                                                                                      ========      ========

     Contract reserves                                                                                $ 10,499     $   9,903
     Liabilities related to separate accounts                                                            3,721         4,031
     Other liabilities and asset reserves                                                                1,477         1,273
                                                                                                      --------      --------

       Total liabilities and asset reserves                                                             15,697        15,207
                                                                                                      --------      --------

     Unassigned surplus                                                                                  1,124         1,218
                                                                                                      --------      --------

       Total liabilities, asset reserves and surplus                                                  $ 16,821      $ 16,425
                                                                                                      ========      ========

     (Loss) savings from operations before net realized capital gains                               $      (61)   $       32
     Net realized capital gains (losses)                                                                   (19)           44
                                                                                                      --------      --------

       Net (loss) savings from operations                                                                  (80)           76

     Total other changes                                                                                   (14)         (135)
                                                                                                      --------      --------

     Net change in unassigned surplus                                                               $      (94)   $      (59)
                                                                                                      --------      --------
  Legal Matters

  The Society is involved in various pending or threatened legal proceedings arising out of the normal course of business. Also, the Society has been named in civil litigation proceedings alleging inappropriate life insurance sales practices by the Society, which appear to be similar to claims asserted in class actions brought against many other life insurers. These matters are sometimes referred to as market conduct lawsuits. The Society believes it has substantial defenses to these actions and intends to assert them in the courts where the actions were filed. While the ultimate resolution of such litigation cannot be predicted with certainty at this time, in the opinion of management such matters will not have a material adverse effect on the financial position or results of operations of the Society.

  Subsequent Event

  On January 1, 2002, the Society merged with and into AAL, a Wisconsin-domiciled fraternal benefit society, pursuant to an agreement and plan of merger dated June 27, 2001. The merger will be accounted for as a pooling of interests transaction, and as such, future consolidated financial statements of AAL will include the Society's financial information as if the Society had always been part of AAL.

  The following unaudited pro forma combined financial data is presented for informational purposes only. It is not necessarily indicative of the results of operations or of the financial position that would have occurred had the merger been completed during the periods or as of the date for which the pro forma data is presented. It is also not necessarily indicative of the combined company's future results of operations or financial position.

  Unaudited pro forma combined statements of income data (in millions):

                                                                                                             Year Ended
                                                                                                            December 31,
                                                                                                           -----------------
                                                                                                          2001          2000

     Revenue                                                                                         $   4,150     $   4,144
     Net income                                                                                            135           356

     Unaudited pro forma combined balance sheet data (in millions):
                                                                                                            Year Ended
                                                                                                           December 31,
                                                                                                          -----------------
                                                                                                         2001          2000

     Total assets                                                                                    $  45,897      $ 44,835
     Total certificateholders' surplus                                                                   5,347         5,076

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

    (a)   Financial Statements:

          Part A: None.

          Part B: Financial Statements of Depositor.  (4)

                  Financial Statements of LB Variable Annuity Account I. (4)

    (b)   Exhibits:

          1.  Resolution of the Board of Directors of Lutheran Brotherhood
              authorizing the establishment of LB Variable
              Annuity Account I ("Registrant").  (1)

          2.  Not Applicable.

          3.(a)  Form of Distribution Agreement between Depositor and
                 Lutheran Brotherhood Securities Corp. ("LBSC").  (3)

            (b)  Form of Selling Agreement between LBSC and AAL Capital
                  Management Corporation. (3)

            (c)  Forms of General Agent's Agreement and Selected Registered
                 Representative Agreement between LBSC and agents with
                 respect to the sale of Contracts.  (1)

          4.  Form of Contract.  (1)

          5.  Contract Application Form.  (1)

          6.  Articles of Incorporation and Bylaws of Depositor.  (2)

          7.  Not Applicable.

          8.  Not Applicable.

          9.  Opinion of counsel as to the legality of the securities being registered (including written consent).  (3)

          10. (a) Consent of PricewaterhouseCoopers LLP. (4)

              (b) Consent of Ernst & Young LLP. (4)

          11. Not Applicable.

          12. Not Applicable.

          13. Computations of Performance Data.  (1)

          15. Powers of Attorney for Richard E. Beumer, Dr. Addie J. Butler, Elizabeth A. Duda, John
              O. Gilbert, Gary J. Greenfield, Robert H. Hoffman, James M. Hushagen, Richard C.
              Kessler, Richard C. Lundell, John P. McDaniel, Paul W. Middeke, Bruce J. Nicholson,
              Robert B. Peregrine, Paul D. Schrage, Dr. Kurt M. Senske, Dr. Albert K. Siu, Roger
              G. Wheeler, and Thomas R. Zehnder.  (3)

              Power of Attorney for Randall L. Boushek.  (4)

          16. Consent of Counsel. (4)
________________________________

(1) Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement of LB Variable Annuity Account I, file no. 33- 67012, filed April 30, 1998.

(2) Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement of AAL Variable Annuity Account I, file no. 33- 82054, filed April 20, 2000.

(3) Incorporated by reference from the initial registration statement of LB Variable Annuity Account I, file no. 333-76154, filed January 2, 2002.

(4) Filed herewith.

Item 25. Directors and Officers of the Depositor

The directors and senior officers and their principal occupations and addresses of Depositor are:

DIRECTORS

Richard E. Beumer
Vice Chairman
Jacobs Engineering Group, Inc.
501 North Broadway
St. Louis, Missouri

Dr. Addie J. Butler
Assistant to the Vice President
Community College of Philadelphia
1700 Spring Garden Street
Philadelphia, Pennsylvania

Elizabeth A. Duda
Self-Employed
2450 Mikler Road
Oviedo, Florida

John O. Gilbert
Chairman of the Board
Aid Association for Lutherans
4321 North Ballard Road
Appleton, Wisconsin

Gary J. Greenfield
President
Wisconsin Lutheran College
8800 W. Bluemound Road
Milwaukee, Wisconsin

Robert H. Hoffman
Group Vice President - Communication Division
Taylor Corporation
1725 Roe Crest Drive
PO Box 37208
North Mankato, Minnesota

James M. Hushagen
Partner
Eisenhower & Carlson, PLLC
1201 Pacific Avenue, Suite 1200
Tacoma, Washington

Richard C. Kessler
President and CEO
The Kessler Enterprise, Inc.
7380 Sand Lake Road, Suite 120
Orlando, Florida

Richard C. Lundell
President
Lundell Financial Group
7341 Dogwood Lane
Excelsior, Minnesota

John P. McDaniel
Chief Executive Officer
MedStar Health
5565 Sterett Place
Columbia, Maryland

Paul W. Middeke
Retired
55 Forest Valley Court
St. Charles, Missouri

Bruce J. Nicholson
President and Chief Executive Officer
Aid Association for Lutherans
625 Fourth Avenue South
Minneapolis, Minnesota

Robert B. Peregrine
Partner
Peregrine & Roth, S.C.
633 W. Wisconsin Avenue, Suite 1300
Milwaukee, Wisconsin

Paul D. Schrage
Retired
180 East Person, Apt. 4504 (S)
Chicago, Illinois

Dr. Kurt M. Senske
President and Chief Executive Officer
Lutheran Social Services
408 West 45th Street
Austin, Texas

Dr. Albert K. Siu
Chief Learning Officer
AT&T
Room 31A19
55 Corporate Drive
Bridgewater, New Jersey

Roger G. Wheeler
President
Wheeler-Air, Inc.
6109 West 104th Street
Bloomington, Minnesota

Thomas R. Zehnder
Retired
6308 Chiswick Park
Williamsburg, Virginia

OFFICERS

John O. Gilbert
Chairman of the Board
Aid Association for Lutherans
4321 North Ballard Road
Appleton, Wisconsin

Bruce J. Nicholson
President and Chief Executive Officer
Aid Association for Lutherans
625 Fourth Avenue South
Minneapolis, Minnesota

Jon M. Stellmacher
Executive Vice President, Financial Services Operations
4321 North Ballard Road
Appleton, Wisconsin

Lawrence W. Stranghoener
Executive Vice President and Chief Financial Officer
Aid Association for Lutherans
625 Fourth Avenue South
Minneapolis, Minnesota

Woodrow E. Eno
Senior Vice President, General Counsel and Secretary
Aid Association for Lutherans
4321 North Ballard Road
Appleton, Wisconsin

Otis Haarmeyer
Senior Vice President, Field Operations
Aid Association for Lutherans
4321 North Ballard Road
Appleton, Wisconsin

Jennifer H. Martin
Senior Vice President, Corporate Administration
Aid Association for Lutherans
625 Fourth Avenue South
Minneapolis, Minnesota

Pamela J. Moret
Senior Vice President, Marketing and Products
Aid Association for Lutherans
625 Fourth Avenue South
Minneapolis, Minnesota

Frederick A. Ohlde
Senior Vice President, Fraternal Operations
Aid Association for Lutherans
4321 North Ballard Road
Appleton, Wisconsin

Walter S. Rugland
Senior Vice President
Aid Association for Lutherans
4321 North Ballard Road
Appleton, Wisconsin

James A. Thomsen
Senior Vice President, Field Operations
Aid Association for Lutherans
625 Fourth Avenue South
Minneapolis, Minnesota

James H. Abitz
Senior Vice President, Investments
Aid Association for Lutherans
4321 North Ballard Road
Appleton, Wisconsin

Randall L. Boushek
Senior Vice President and Treasurer, Finance
Aid Association for Lutherans
625 Fourth Avenue South
Minneapolis, Minnesota

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor. Depositor is a fraternal insurance society organized under the laws of the state of Wisconsin and is owned by and operated for its members. It has no stockholders nor is it subject to the control of any affiliated persons. Depositor controls the following wholly owned direct and indirect subsidiaries: (a) AAL Holdings, Inc., a Delaware corporation that is a holding company that has no independent operations; (b) AAL Capital Management Corporation (AAL CMC), a Delaware corporation that is a registered broker-dealer and investment adviser; (c) North Meadows Investment, Ltd., a Wisconsin corporation organized for the purpose of holding and investing in real estate; (d) AAL Trust Company, FSB, a federally chartered bank. (e) Lutheran Brotherhood Variable Insurance Products Company ("LBVIP"), a Minnesota corporation organized as a stock life insurance company; (f) LBSC, a Pennsylvania corporation which is a registered broker-dealer; (h) Lutheran Brotherhood Research Corp., a Minnesota corporation which is a licensed investment adviser; and (i) Lutheran Brotherhood Property & Casualty Insurance Agency, Inc., a Minnesota corporation, which is a property and casualty insurance agency.

Item 27. Number of Contract Owners

There were 123,984 Contract Owners as of March 31, 2002.

Item 28. Indemnification

Reference is hereby made to Section 33 of Depositor's Bylaws, filed as an Exhibit to this Registration Statement, and to Section 5 of LBSC's By-Laws, which mandate indemnification by Depositor and LBSC of directors, officers and certain others under certain conditions. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or LBSC, pursuant to the foregoing provisions or otherwise, Depositor and LBSC have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor or LBSC of expenses incurred or paid by a director or officer or controlling person of Depositor or LBSC in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or LBSC in connection with the securities being registered, Depositor or LBSC will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

An insurance company blanket bond is maintained providing $10 million coverage for officers, employees, and agents of AAL/LB, LBVIP and LBSC.

Item 29. Principal Underwriter

  LBSC, the principal underwriter of the Contracts, is also named as distributor of the stock of The Lutheran Brotherhood Family of Funds, a diversified open-end investment company organized as a Delaware business trust, consisting of the following series: Lutheran Brotherhood Opportunity Growth Fund, Lutheran Brotherhood Mid Cap Growth Fund, Lutheran Brotherhood World Growth Fund, Lutheran Brotherhood Growth Fund, Lutheran Brotherhood Fund, Lutheran Brotherhood Value Fund, Lutheran Brotherhood High Yield Fund, Lutheran Brotherhood Income Fund, Lutheran Brotherhood Municipal Bond Fund, Lutheran Brotherhood Limited Maturity Bond Fund and Lutheran Brotherhood Money Market Fund. LBSC also acts or will act as the principal underwriter of the following variable contracts: flexible premium variable life insurance contracts issued by Depositor through LB Variable Insurance Account I, a separate account of Depositor to be registered as a unit investment trust under the Investment Company Act of 1940; flexible premium deferred variable annuity contracts issued by LBVIP through LBVIP Variable Annuity Account I, a separate account of LBVIP registered as a unit investment trust under the Investment Company Act of 1940; flexible premium variable life insurance contracts issued by LBVIP through LBVIP Variable Insurance Account, a separate account of LBVIP registered as a unit investment trust under the Investment Company Act of 1940; and of single premium variable life insurance contracts issued by LBVIP through LBVIP Variable Insurance Account II, a separate account of LBVIP registered as a unit investment trust under the Investment Company Act of 1940.

  The directors and officers of LBSC are as follows:
     John O. Gilbert                Chairman
     Bruce J. Nicholson             Director
     Woodrow E. Eno                 Director
     Lawrence W. Stranghoener       Director
     Pamela J. Moret                Director
     James A. Thomsen               Director and President
     Jon M. Stellmacher             Director
     David K. Stewart               Treasurer
     John C. Bjork                  Secretary
     Colleen Both                   Vice President and Chief Compliance Officer
     J. Keith Both                  Vice President
     David J. Christianson          Vice President
     Douglas B. Miller              Vice President
     Richard B. Ruckdashel          Vice President
     Thomas C. Schinke              Vice President

The principal business address of each of the foregoing officers is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

  Not Applicable.

Item 30. Location of Accounts and Records

The accounts and records of Registrant are located at the office of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.

Aid Association for Lutherans hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 333-76154, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Aid Association for Lutherans.

SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of this Amendment to the Registration Statement purusant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 30th day of April, 2002.

                                                          LB VARIABLE ANNUITY ACCOUNT I
                                                                 (Registrant)
                                                          By  AID ASSOCIATION FOR LUTHERANS
                                                                 (Depositor)

                                                          By                   *
                                                              ---------------------------------------
                                                              Bruce J. Nicholson, President
                                                              and Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 30th day of April, 2002.

                                                          AID ASSOCIATION FOR LUTHERANS
                                                                   (Depositor)

                                                          By                   *
                                                             ----------------------------------------
                                                             Bruce J. Nicholson, President
                                                             and Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed on the 30th day of April, 2002 by the following directors and officers of Depositor in the capacities indicated:

                  *                                President and Chief Executive Officer
     ---------------------------                   (Principal Executive Officer)
     Bruce J. Nicholson

                  *                                Executive Vice President, Chief Financial Officer
     ----------------------------                  (Principal Financial Officer)
     Lawrence W. Stranghoener

                  *                                Senior Vice President and Treasurer, Finance
     ----------------------------                  (Principal Accounting Officer)
     Randall L. Boushek

A Majority of the Board of Directors:*

     Richard E. Beumer            John P. McDaniel
     Dr. Addie J. Butler          Paul W. Middeke
     Elizabeth A. Duda            Bruce J. Nicholson
     John O. Gilbert              Robert B. Peregrine
     Gary J. Greenfield           Paul D. Schrage
     Robert H. Hoffman            Dr. Kurt M. Senske
     James M. Hushagen            Dr. Albert K. Siu
     Richard C. Kessler           Roger G. Wheeler
     Richard C. Lundell           Thomas R. Zehnder

* John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Aid Association for Lutherans pursuant to a power of attorney duly executed by such persons and filed with the initial registration statement of LB Variable Annuity Account I, file no. 333-76154, filed January 2, 2002 and herewith.

                                           By:  /s/ John C. Bjork
                                           --------------------------------
                                           John C. Bjork, Attorney-in-Fact

INDEX TO EXHIBITS
LB VARIABLE ANNUITY ACCOUNT I

EXHIBIT NO.

Ex-23          Consent of Counsel.

Ex-23          Consent of PricewaterhouseCoopers LLP.

Ex-23          Consent of Ernst & Young LLP.

Ex-24          Power of Attorney for Randall L. Boushek.